FIDELITY


(REGISTERED TRADEMARK)
BALANCED
FUND
ANNUAL REPORT
JULY 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     33   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    37   Notes to the financial statements.

REPORT OF INDEPENDENT    43   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            44


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although there have been positive market indications so far in 1995, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1995             PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Balanced                                7.19%    68.12%   142.33%

S&P 500(registered trademark)           26.11%   83.44%   200.78%

Lehman Brothers Aggregate Bond          10.11%   54.28%   n/a
Index

Average Balanced Fund                   16.07%   68.35%   134.26%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on November 6, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market - and the performance of the Lehman Brothers Aggregate Bond Index, a broad measure of the bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average balanced fund, which reflects the performance of 179 balanced funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1995            PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Balanced                               7.19%    10.95%   10.66%

S&P 500                                26.11%   12.90%   13.43%

Lehman Brothers Aggregate Bond Index   10.11%   9.06%    n/a

Average Balanced Fund                  16.07%   10.93%   10.18%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the fund's cumulative total returns and annualizing the result.) $10,000 OVER LIFE OF FUND
              Balanced (304)  Standard & Poor's Aggregate Bond Ind
     11/30/86        10000.00          10000.00          10000.00
     12/31/86         9970.56           9745.00          10038.18
     01/31/87        10490.68          11057.65          10179.36
     02/28/87        10765.46          11494.43          10249.95
     03/31/87        10942.82          11826.62          10203.75
     04/30/87        10675.43          11721.36           9923.96
     05/31/87        10625.92          11823.34           9885.13
     06/30/87        10845.17          12420.42          10021.18
     07/31/87        10995.11          13050.13          10013.48
     08/31/87        11135.05          13536.90           9959.89
     09/30/87        10945.73          13240.44           9747.80
     10/31/87        10019.00          10388.45          10094.98
     11/30/87         9864.55           9532.44          10175.83
     12/31/87        10166.90          10257.86          10314.45
     01/31/88        10648.05          10689.72          10677.02
     02/29/88        10951.39          11187.86          10803.76
     03/31/88        10854.98          10842.15          10702.37
     04/30/88        10939.87          10962.50          10644.61
     05/31/88        10982.31          11057.87          10573.06
     06/30/88        11420.26          11565.43          10828.15
     07/31/88        11355.68          11521.48          10771.35
     08/31/88        11301.86          11129.75          10799.59
     09/30/88        11572.03          11603.88          11044.09
     10/31/88        11746.70          11926.47          11252.01
     11/30/88        11637.53          11755.92          11115.32
     12/31/88        11771.18          11961.65          11127.83
     01/31/89        12172.85          12837.24          11287.94
     02/28/89        12083.59          12517.59          11206.12
     03/31/89        12217.63          12809.25          11254.57
     04/30/89        12613.58          13474.05          11490.09
     05/31/89        12896.39          14019.75          11792.02
     06/30/89        13089.00          13939.84          12151.06
     07/31/89        13604.77          15198.61          12409.36
     08/31/89        13685.00          15496.50          12225.50
     09/30/89        13695.74          15432.96          12288.07
     10/31/89        13742.16          15074.92          12590.96
     11/30/89        13951.08          15382.45          12710.97
     12/31/89        14091.15          15751.63          12744.98
     01/31/90        13570.63          14694.69          12593.53
     02/28/90        13669.77          14884.25          12633.96
     03/31/90        13781.31          15278.69          12643.27
     04/30/90        13592.87          14896.72          12527.43
     05/31/90        14045.13          16349.15          12898.35
     06/30/90        14107.61          16237.98          13105.31
     07/31/90        14145.80          16186.01          13286.59
     08/31/90        13547.38          14722.80          13109.16
     09/30/90        13326.05          14005.80          13217.61
     10/31/90        13261.49          13945.57          13385.42
     11/30/90        13726.35          14846.46          13673.55
     12/31/90        14025.60          15260.67          13886.61
     01/31/91        14606.15          15926.04          14058.27
     02/28/91        15265.87          17064.75          14178.27
     03/31/91        15557.86          17477.72          14275.81
     04/30/91        15811.81          17519.66          14430.47
     05/31/91        16319.71          18276.51          14514.86
     06/30/91        16022.99          17439.45          14507.48
     07/31/91        16442.51          18252.13          14708.66
     08/31/91        16821.43          18684.70          15026.95
     09/30/91        16964.60          18372.67          15331.45
     10/31/91        17344.09          18618.86          15502.15
     11/30/91        17034.87          17868.52          15644.29
     12/31/91        17781.87          19912.68          16108.90
     01/31/92        17781.87          19542.31          15889.75
     02/29/92        18041.04          19796.35          15993.07
     03/31/92        17926.03          19410.33          15902.91
     04/30/92        18144.64          19980.99          16017.78
     05/31/92        18479.84          20078.90          16320.03
     06/30/92        18421.89          19779.72          16544.63
     07/31/92        18864.37          20588.71          16882.18
     08/31/92        18967.62          20166.64          17053.20
     09/30/92        19098.85          20404.61          17255.34
     10/31/92        19007.32          20476.03          17026.57
     11/30/92        19053.08          21174.26          17030.42
     12/31/92        19194.74          21434.70          17301.23
     01/31/93        19616.43          21614.75          17633.00
     02/28/93        20147.44          21908.71          17941.67
     03/31/93        20789.95          22370.99          18016.43
     04/30/93        21453.45          21829.61          18141.89
     05/31/93        21801.01          22414.64          18164.99
     06/30/93        21818.20          22479.65          18494.19
     07/31/93        22105.70          22389.73          18598.79
     08/31/93        22824.46          23238.30          18924.79
     09/30/93        22604.67          23059.36          18976.77
     10/31/93        22788.72          23536.69          19047.68
     11/30/93        22387.15          23313.09          18885.64
     12/31/93        22894.97          23595.18          18988.00
     01/31/94        23510.52          24397.42          19244.37
     02/28/94        23100.16          23736.25          18910.03
     03/31/94        22152.04          22701.35          18443.82
     04/30/94        21962.12          22991.92          18296.54
     05/31/94        21996.65          23368.99          18293.97
     06/30/94        21769.75          22796.45          18253.55
     07/31/94        22187.06          23544.18          18616.12
     08/31/94        22395.72          24509.49          18639.22
     09/30/94        22238.25          23909.00          18364.88
     10/31/94        21975.59          24446.96          18348.52
     11/30/94        21660.40          23556.60          18307.77
     12/31/94        21678.30          23905.94          18434.19
     01/31/95        21678.30          24525.82          18799.01
     02/28/95        22154.55          25481.60          19245.97
     03/31/95        22527.17          26233.56          19364.05
     04/30/95        22758.67          27006.14          19634.54
     05/31/95        23186.07          28085.57          20394.34
     06/30/95        23439.13          28738.00          20543.86
     07/31/95        23781.43          29690.95          20497.98

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Balanced Fund on November 30, 1986, shortly after the fund started. As the chart shows, by July 31, 1995, the value of your investment would have grown to $23,781 - a 137.81% increase on your initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $29,691 - a 196.91% increase. If you'd put $10,000 in the bond index, it would have grown to $20,498 - a 104.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A favorable interest rate
environment helped spur strong
returns for both stock and bond
markets in the U.S. during the 12
months ended July 31, 1995. A
strong rally starting in November
1994 helped bonds recover from
the effects of the sharply rising
interest rate environment seen
through much of 1994. For the
12-month period, the Lehman
Brothers Aggregate Bond Index
- a broad measure of U.S.
taxable bonds - had a total return
of 10.11%. Indications that the
economy was slowing helped
push interest rates down,
although the rally lost steam in
July as statistics pointed to the
possibility of future economic
strength and resultant inflation.
Strong corporate earnings helped
propel the Standard & Poor's
Composite Index of 500 Stocks to
a 12-month total return of 26.11%
- well above its historical annual
average of roughly 12%.
Technology companies - whose
goods and services benefited
from both corporate and
consumer demand - posted the
strongest earnings growth and
stock price gains. In February, the
Dow Jones Industrial Average
closed above 4000 for the first
time. Returns from foreign
markets were varied, as investors
brought capital back to the U.S.
market. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index returned 6.95% for the
year ended July 31.
An interview with Bob Haber, Portfolio Manager of Fidelity Balanced Fund
Q. BOB, HOW DID THE FUND DO?
A. The fund had a total return of 7.19% for the 12 months ended July 31, 1995, compared to a total return of 16.07% for the average balanced fund tracked by Lipper Analytical Services during the same period.
Q. WHY DID THE FUND LAG ITS PEER GROUP AVERAGE?
A. There were a couple of key reasons. First, losses from emerging market bonds - mainly issued by Argentina - back in 1994 are still negatively affecting the fund's 12-month performance numbers. However, I've since restructured the fixed-income portion of the fund. Second, the fund was overweighted in bonds and underweighted in stocks relative to many of its peers during the period, which explains some of its underperformance. After bonds experienced one of their worst years in history last year, I felt that they offered better relative value than stocks. While bonds did rebound strongly in 1995, stocks performed far better thanks to strong corporate earnings and a favorable interest rate environment.
Q. YOU MENTIONED REARRANGING THE BOND PORTION OF THE FUND. WHAT'S CHANGED?
A. I've sold nearly all of the fund's remaining foreign bonds, and anticipate investing the fund's fixed-income portion in dollar-denominated securities going forward. In addition, I'm now measuring the performance of the bond portion of the fund against the Lehman Brothers Aggregate Bond Index, which reflects the overall fixed-income market. That simply means I'll be moving the fund's bond investments among various sectors of the market - such as Treasuries, corporates and mortgages - while working to keep the volatility of the fund roughly in line with that of the index. My goal for the bond component of the fund is to outperform the index by finding value opportunities within those sectors. It's much more of a plain vanilla approach; I'm looking for the bonds to provide more consistent returns, which should help reduce the volatility and risk inherent in the fund.
Q. AT THE SAME TIME, YOU'VE DECREASED THE FUND'S OVERALL INVESTMENT IN BONDS AND INCREASED ITS INVESTMENT IN STOCKS . . .
A. That's right. Because I'm no longer looking for bonds - be they foreign or domestic - with opportunities for large price gains, I'll be relying more on the stock portion of the portfolio for capital appreciation. That's led me to increase the fund's stake in stocks and convertible securities from roughly 35% six months ago to about 46% on July 31.
Q. WHERE HAVE YOU FOCUSED YOUR ENERGIES ON THE STOCK SIDE?
A. Mostly in cyclicals - stocks that tend to move up and down with economic cycles. Although I moved in and out of various cyclical groups over the past year, I remained relatively heavily invested in commodities such as aluminum, chemicals and paper. Once the economy began picking up last year, the demand for commodities increased, and corporate earnings began to strengthen. Stock performance didn't reflect this earnings growth until recently, though. During much of the past year, these stocks were fighting investors' concerns that Federal Reserve Board interest rate hikes would slow the economy and, thus, slow earnings. But once investors felt that the Fed was finished raising rates for a while and even might lower rates, the wind was suddenly at these companies' backs, and the stocks began to rebound. Paper companies Domtar, Boise Cascade and Union Camp, as well as Aluminum Company of America, are examples of commodity stocks that made positive contributions to the fund's returns over the past 12 months. Many of these stocks remain relatively inexpensive, and I continue to like their earnings prospects going forward.
Q. HAVE YOU FOUND ANY STOCK IDEAS OVERSEAS?
A. Recently, I reduced the fund's stake in European stocks and raised its investment in Japan. The Japanese market has been beaten up recently due to factors such as a strong yen, a weak economy, the Kobe earthquake and the Barings bank scandal. So stocks are incredibly cheap. Yet, in the face of this adversity, many Japanese companies are showing the potential for promising earnings growth. I've focused heavily on electronics companies such as Hitachi and Mitsubishi Electric. As of July 31, the fund had a 5.6% stake in Japan.
Q. LET'S DISCUSS YOUR OUTLOOK. HOW IS THE NEXT SIX MONTHS SHAPING UP?
A. As far as bonds go, I think we may have seen their strongest gains for a while. If that's the case, the fund should benefit from its more conservative fixed-income strategy that favors more consistent income with lower volatility. As for stocks, if the Federal Reserve Board succeeds in keeping the economy from sliding into recession, the fund should benefit from its cyclical orientation. However, due to its strong rise over the past several months, the stock market has become very expensive by historical standards. The risks for stocks appear greater than they were six months ago.
FUND FACTS
GOAL: to provide high income
with preservation of capital
while also considering the
potential for growth of capital
START DATE: November 6, 1986
SIZE: as of July 31, 1995,
more than $5.0 billion
MANAGER: Robert Haber,
since November 1986;
manager, Fidelity Global
Balanced Fund, since
February 1993; manager,
Fidelity Advisor Income &
Growth Fund, since 1987;
joined Fidelity in 1985
(checkmark)
BOB HABER ON MANAGING THE
FUND IN A BULL MARKET:
"The past 12 months has
been a rough period for the
fund. However, the fund also
lagged during strong upward
stock market moves in 1987
and 1990. That's because I
manage the fund to maintain
relatively low volatility and low
risk. Because it tends to be
more conservatively
positioned, the fund has
trouble keeping up in a
surging stock market.
Conversely, in theory, it
should perform better than
more aggressively positioned
funds during uneven or down
markets.
"I think the fund's risk-averse
stance should bode well if the
stock market begins a
substantial correction, which I
think is overdue. If you believe
in the validity of historical
measures, as I do, stocks are
expensive by any measure. A
friend gave me a couple of
quotes to keep on my desk
that seem very relevant to the
stock market. First, King
Solomon said, `That which
has been is that which will be.'
And Oliver Wendell Holmes
once said, `On this point, a
page of history is worth a
volume of logic.' Finally,
Confucius said, `Study the past
if you would divine the future.'
Over the next six months, it
should be interesting to see
whether the market can
continue to defy history and
continue its upward climb."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JULY 31, 1995
                                           % OF FUND'S    % OF FUND'S
                                           INVESTMENTS    INVESTMENT IN
                                                          THESE STOCKS 6
                                                          MONTHS AGO

Occidental Petroleum Corp. Indexed $3.00   1.4            1.0

Union Camp Corp.                           1.3            0.2

Unocal Corp. $3.50                         1.3            1.2

Apple Computer, Inc.                       1.3            0.0

Bell Atlantic Corp.                        1.2            0.0

TOP FIVE BONDS AS OF JULY 31, 1995
(BY ISSUER, WITH MATURITIES OF    % OF FUND'S    % OF FUND'S
MORE THAN ONE YEAR)               INVESTMENTS    INVESTMENTS IN
                                                 THESE BONDS 6
                                                 MONTHS AGO

U.S. Treasury Obligations A                 25.8   26.9

Federal National Mortgage Association A     3.9    0.5

Government National Mortgage Association    2.5    1.2
A

Thermo Electron Corp. 4 5/8%, 8/1/97        1.8    1.4

State of Israel (guaranteed by U.S.         1.7    1.0
Government
 through Agency for International
Development) A

A  VARIOUS  ISSUES

TOP FIVE MARKET SECTORS AS OF JULY 31, 1995
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS IN
                                  THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Basic Industries   12.0           12.6

Energy             8.2            5.2

Finance            7.4            8.2

Technology         5.6            3.2

Durables           4.8            1.0

ASSET ALLOCATION
AS OF JULY 31, 1995* AS OF JANUARY 31, 1995**
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 5.8
Row: 1, Col: 3, Value: 10.9
Row: 1, Col: 4, Value: 48.2
Row: 1, Col: 5, Value: 35.1
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 3.8
Row: 1, Col: 3, Value: 13.1
Row: 1, Col: 4, Value: 60.0
Row: 1, Col: 5, Value: 22.0
Stocks and
equity futures 35.1%
Bonds 48.2%
Convertible
securities 10.9%
Short-term
investments 5.8%
Other
investments 0.0%
FOREIGN
INVESTMENTS 18.3%
Stocks and
equity futures 22.0%
Bonds 61.0%
Convertible
securities 13.1%
Short-term
investments 3.8%
Other
investments 0.1%
FOREIGN
INVESTMENTS 23.9%

*
**
INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 32.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.5%
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  609,900 $ 23,404
Tech-Sym Corp. (a)  25,100  671
  24,075
BASIC INDUSTRIES - 10.9%
CHEMICALS & PLASTICS - 1.5%
Geon Co.   1,500  42
International Specialty Products, Inc.   407,800  3,721
Kemira OY  1,807,900  15,698
Methanex Corp. (a)  1,549,800  12,924
Rohm & Haas Co.   279,300  16,269
Union Carbide Corp.   714,700  24,836
Vigoro Corp.   92,600  4,040
  77,530
IRON & STEEL - 0.0%
Carpenter Technology Corp.   4,400  324
Huntco, Inc. Class A  60,200  971
  1,295
METALS & MINING - 3.6%
Alcan Australia Ltd.   8,754,000  20,644
Aluminum Co. of America  422,300  24,018
Brush Wellman, Inc.   103,000  2,278
Comalco Ltd.   3,882,500  18,943
Eramet SA  70,200  5,059
Falconbridge Ltd.   667,800  13,341
Falconbridge 1st Installment Receipt (k)  698,700  4,995
Inco Ltd.   312,000  10,607
Kaiser Aluminum Corp. (a)  600  10
Noranda, Inc.   733,000  15,517
QNI Ltd.   5,954,100  9,860
Reynolds Metals Co.   868,800  54,300
Sherritt, Inc. (a)  456,000  5,349
Union Miniere SA  1,000  70
  184,991
PAPER & FOREST PRODUCTS - 5.8%
Aracruz Celulose SA ADR  1,885,033  23,092
Avenor, Inc. (a)  747,800  18,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Boise Cascade Corp.   1,078,300 $ 45,154
Consolidated Papers, Inc.   406,400  24,130
Crestbrook Forest Industries Ltd.   265,500  4,866
Domtar, Inc. (a)  3,366,100  35,782
Fletcher Challenge Canada Ltd. Class A  1,015,300  18,236
International Paper Co.   458,600  38,752
Mead Corp.   243,200  14,318
Pope & Talbot, Inc.   120,200  1,923
QUNO Corp. (a)  334,380  6,128
QUNO Corp. (a)(e)  26,500  486
Union Camp Corp.   1,221,000  68,681
  299,708
TOTAL BASIC INDUSTRIES   563,524
CONGLOMERATES - 0.6%
Harris Corp.   267,100  15,291
Textron, Inc.   265,600  17,662
  32,953
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.3%
Sherwin-Williams Co.   133,000  4,855
Texas Industries, Inc.   120,900  5,335
Vulcan Materials Co.   152,400  8,230
  18,420
REAL ESTATE INVESTMENT TRUSTS - 0.6%
CBL & Associates Properties, Inc.   98,000  2,021
Cali Realty Corp..  164,500  3,188
Equity Residential Property Trust  6,500  192
Glimcher Realty Trust  85,700  1,832
Highwoods Properties, Inc.   80,600  2,035
LTC Properties, Inc.   375,400  5,255
Liberty Property Trust  167,300  3,346
National Golf Properties, Inc.   45,400  936
Shurgard Storage Centers, Inc.   65,000  1,536
Sovran Self Storage, Inc. (a)  57,200  1,316
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Speiker Properties, Inc.   235,300 $ 5,324
Starwood Lodging Trust combined certificate (SBI) (a)  70,400  1,830
  28,811
TOTAL CONSTRUCTION & REAL ESTATE   47,231
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 3.4%
Bandag, Inc.   237,400  14,600
Borg-Warner Automotive, Inc.   226,200  7,352
Chrysler Corp.   1,176,100  57,335
Goodyear Tire & Rubber Co.   300,200  13,021
Johnson Controls, Inc.   294,900  17,768
Michelin SA Cie Generale des Etablissements, Class B  477,600  22,614
Snap-on Tools Corp.   236,700  9,882
Suzuki Motor Corp.   1,544,000  18,869
TRW, Inc.   136,900  10,216
Toyota Motor Corp.   257,000  5,351
  177,008
HOME FURNISHINGS - 0.1%
Heilig-Meyers Co.   70,100  1,770
Leggett & Platt, Inc.   58,200  2,699
  4,469
TEXTILES & APPAREL - 0.8%
Galey & Lord, Inc. (a)  18,500  261
Guilford Mills, Inc.   220,000  6,022
Russell Corp.   26,500  749
Unifi, Inc.   1,282,100  32,373
  39,405
TOTAL DURABLES   220,882
ENERGY - 3.3%
COAL - 0.0%
Eastern Enterprises Co.   23,500  711
ENERGY SERVICES - 0.0%
Nabors Industries, Inc. (a)  37,100  336
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 3.3%
Atlantic Richfield Co.   197,900 $ 22,809
British Petroleum PLC ADR  528,500  47,961
Coastal Corp. (The)  484,000  15,065
Elf Gabon  40,920  7,607
Kerr-McGee Corp.   115,100  6,546
Louisiana Land & Exploration Co.   84,300  3,351
Mobil Corp.   151,900  14,848
Morrison Petroleums Ltd.   131,400  927
Occidental Petroleum Corp.   831,500  18,709
Pancanadian Petroleum Ltd.  258,000  9,694
Pinnacle Resources Ltd.  254,700  2,707
Santa Fe Energy Resources, Inc. (a)  955,300  8,956
Ulster Petroleums Ltd. (a)  211,600  795
Wascana Energy, Inc.  1,290,000  11,821
  171,796
TOTAL ENERGY   172,843
FINANCE - 0.5%
BANKS - 0.1%
Bangkok Bank Ltd.   444,100  4,952
CPR (Comp Par Reescompte)  1,000  76
  5,028
CREDIT & OTHER FINANCE - 0.0%
Jayhawk Acceptance Co.   7,200  72
INSURANCE - 0.4%
ACE Ltd.   303,700  8,997
Allianz Versich Holdings Ord. (Reg.)  1,000  1,906
Royal Insurance Holdings PLC  (a)  1,800,000  9,377
  20,280
SAVINGS & LOANS - 0.0%
Glendale Federal Bank FSB, California (a)  61,100  840
TOTAL FINANCE   26,220
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Bergen Brunswig Corp. Class A  239,500 $ 5,179
Sunrise Medical, Inc.   61,600  1,686
  6,865
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ELECTRICAL EQUIPMENT - 1.2%
California Microwave Corp. (a)  213,700  5,556
Mitsubishi Electric Co. Ord.   2,639,000  19,501
Murata Mfg. Co. Ltd.   259,000  11,313
Omron Corp.   1,283,000  29,182
  65,552
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Caterpillar, Inc.   612,700  43,119
Dover Corp.   4,000  317
Valmet Corp. OY Ord.   85,900  2,493
  45,929
POLLUTION CONTROL - 0.5%
WMX Technologies, Inc.   453,700  14,178
Wheelabrator Technologies, Inc.   626,300  10,412
  24,590
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   136,071
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.0%
Resort Hotels PLC (a)   62,500  --
PUBLISHING - 0.0%
Belo (A.H.) Corp. Class A  63,000  2,008
RESTAURANTS - 0.1%
Ryan's Family Steak Houses, Inc. (a)  579,000  4,053
TOTAL MEDIA & LEISURE   6,061
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 0.3%
FOODS - 0.1%
Chiquita Brands International, Inc.   59,300 $ 867
Flowers Industries, Inc.   140,800  2,587
  3,454
HOUSEHOLD PRODUCTS - 0.2%
Clorox Co.   112,700  7,396
First Brands Corp.   63,500  2,540
  9,936
TOTAL NONDURABLES   13,390
PRECIOUS METALS - 0.5%
Buffelsfontein Gold Mining Ltd. Ord.   39,000  237
Free State Consolidated Gold Mines Ltd.:
Ord.   337,914  4,129
 ADR  249,400  2,993
Western Mining Holdings Ltd.   2,498,800  16,219
  23,578
RETAIL & WHOLESALE - 1.9%
APPAREL STORES - 0.2%
Limited, Inc. (The)  430,900  8,833
GENERAL MERCHANDISE STORES - 1.0%
Consolidated Stores Corp. (a)  431,300  9,597
Mac Frugals Bargains Closeouts, Inc. (a)  450,500  7,940
Proffitts, Inc. (a)  5,000  171
Wal-Mart Stores, Inc.   1,227,800  32,690
  50,398
GROCERY STORES - 0.3%
Great Atlantic & Pacific Tea Co., Inc.   190,100  5,299
Vons Companies, Inc. (a)  563,000  12,527
  17,826
RETAIL & WHOLESALE, MISC - 0.4%
Fingerhut Companies, Inc.   217,600  3,645
Pier 1 Imports, Inc.   1,106,600  10,789
Waban, Inc.   295,600  4,915
  19,349
TOTAL RETAIL & WHOLESALE   96,406
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.1%
PRINTING - 0.0%
Standard Register Co.   5,300 $ 113
SERVICES - 0.1%
Secom Co. Ltd.   59,000  3,632
TOTAL SERVICES   3,745
TECHNOLOGY - 3.7%
COMMUNICATIONS EQUIPMENT - 0.2%
Northern Telecom Ltd.   240,300  9,095
COMPUTER SERVICES & SOFTWARE - 0.2%
Policy Management Systems Corp. (a)  21,400  1,148
SHL Systemhouse, Inc. (a)  1,241,100  9,895
  11,043
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Apple Computer, Inc.   1,446,200  65,079
Canon, Inc.   309,000  5,595
NEC Corp.   444,000  5,276
Ricoh Co. Ltd. Ord.   553,000  5,357
  81,307
ELECTRONICS - 1.7%
Hitachi Ltd.   3,616,000  38,301
Kyocera Corp.   108,000  9,313
Marshall Industries (a)  209,100  6,691
Nichicon Corp.   38,000  549
Nitto Denko Corp.   1,496,000  24,547
Ryoyo Electro Corp. Ord.   49,000  1,325
Rohm Co. Ltd.   99,000  5,612
TDK Corp.   42,000  2,137
  88,475
TOTAL TECHNOLOGY   189,920
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Alaska Air Group, Inc. (a)  402,000  7,739
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 2.5%
ELECTRIC UTILITY - 0.4%
Fuji Electric Co. Ltd.   4,089,000 $ 22,286
GAS - 0.3%
Enron Corp.   385,600  13,400
TELEPHONE SERVICES - 1.8%
Ameritech Corp.  167,800  8,117
Bell Atlantic Corp.   1,040,200  59,552
BellSouth Corp.   74,600  5,054
Koninklijke PPT Nederland (e)  175,100  6,549
Southern New England Telecommunications Corp.   348,800  11,947
  91,219
TOTAL UTILITIES   126,905
TOTAL COMMON STOCKS
(Cost $1,590,885)   1,698,408
PREFERRED STOCKS - 5.1%
CONVERTIBLE PREFERRED STOCKS - 4.0%
BASIC INDUSTRIES - 0.9%
METALS & MINING - 0.9%
Alumax, Inc., Series A, $4.00  101,133  14,614
Kaiser Aluminum Corp. $0.96  787,500  11,222
Reynolds Metals Co. $3.31  369,000  20,341
  46,177
ENERGY - 2.8%
OIL & GAS - 2.8%
Occidental Petroleum Corp. Indexed $3.00  1,158,400  71,966
Santa Fe Energy Resources, Inc. $.732  656,000  6,314
Unocal Corp. $3.50 (e)  1,269,100  67,580
  145,860
FINANCE - 0.3%
BANKS - 0.3%
Barnett Banks, Inc., Series A, $4.50  (h)  118,200  12,411
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
PRECIOUS METALS - 0.0%
Battle Mountain Gold Co.   3,800 $ 205
Newmont Mining Corp. depositary shares
representing 1/2 share, $1.375 (e)  24,700  1,470
  1,675
TOTAL CONVERTIBLE PREFERRED STOCKS   206,123
NONCONVERTIBLE PREFERRED STOCKS - 1.1%
FINANCE - 0.7%
BANKS - 0.5%
Bank United Texas FSB, Series A, $10.12  408,080  10,814
BankAmerica, Series H, 9%   137,440  3,625
Chase Manhattan Corp., Series I, 10.84%  88,729  2,695
First Interstate Bancorp depositary shares representing
1/8 share, Series G, 9%  67,800  1,780
Shawmut National Corp. depositary shares representing
1/10th share, 9.30%  363,100  9,531
  28,445
SAVINGS & LOANS - 0.2%
First Nationwide Bank 11 1/2%,  91,000  9,919
TOTAL FINANCE   38,364
UTILITIES - 0.4%
ELECTRIC UTILITY - 0.4%
Gulf States Utilities Co. $1.75  308,500  7,288
Long Island Lighting Co. $7.95  217,350  5,352
Public Service Co. of New Hampshire Co., Series A   207,125  5,463
  18,103
TOTAL NONCONVERTIBLE PREFERRED STOCKS   56,467
TOTAL PREFERRED STOCKS
(Cost $243,643)   262,590
CORPORATE BONDS - 15.1%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
CONVERTIBLE BONDS - 6.9%
BASIC INDUSTRIES - 0.2%
METALS & MINING - 0.2%
Inco Ltd. 5 3/4%, 7/1/04  Baa2 $ 8,580 $ 11,111
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Toyota Motor Corp. 1.20%, 1/28/98  -- JPY 772,000  9,085
CONSUMER ELECTRONICS - 0.3%
Whirlpool Corp. liquid yield option notes
0%, 5/14/11  Baa1  42,170  17,975
TOTAL DURABLES   27,060
ENERGY - 1.8%
INDEPENDENT POWER - 1.8%
Thermo Electron Corp. 4 5/8%, 8/1/97 (e)(h)  Ba1  47,771  95,064
FINANCE - 0.6%
CREDIT & OTHER FINANCE - 0.3%
Investor AB 8%, 6/01/01 (h)  A- SEK 73,570  15,962
INSURANCE - 0.3%
Axa SA 6%, 1/1/01  -- FRF 46  14,874
TOTAL FINANCE   30,836
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Matsushita Electric Works Co. Ltd. 2.70%,
5/31/02  -- JPY 369,000  4,576
MEDIA & LEISURE - 1.6%
ENTERTAINMENT - 1.1%
Carnival Cruise Lines, Inc. 4 1/2%, 7/1/97 (h)  Baa1  40,371  54,349
PUBLISHING - 0.1%
Daily Mail General Trust PLC 8 3/4%, 9/27/05  -- GBP 2,024  5,328
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.4%
Wendy's International, Inc. 7%, 4/1/06 (h)  Baa3 $ 13,495 $ 20,850
TOTAL MEDIA & LEISURE   80,527
SERVICES - 0.3%
First Financial Management Corp. 5%,
12/15/99 (h)  Baa2  12,505  17,085
TECHNOLOGY - 1.4%
COMMUNICATIONS EQUIPMENT - 0.1%
Ericsson (L.M.) 4.25%, 6/30/00  A2 SEK 27,511  6,844
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Canon, Inc. 1.30%, 12/19/08  A JPY 916,000  11,402
NEC Corp. 1.90%, 3/30/01  A3 JPY 3,373,000  43,017
  54,419
ELECTRONICS - 0.3%
Nitto Denko Corp. 3.90%, 3/30/01  Baa1 JPY 1,010,000  13,715
TOTAL TECHNOLOGY   74,978
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Compania de Telefonos de Chile yankee
4 1/2%, 1/15/03 (h)  Baa2  17,294  18,591
TOTAL CONVERTIBLE BONDS   359,828
NONCONVERTIBLE BONDS - 8.2%
ENERGY - 0.3%
ENERGY SERVICES - 0.2%
Petroliam Nasional BHD yankee
6 7/8%, 7/1/03 (e)  A1  8,670  8,549
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.1%
McDermott, Inc. 7.95%, 7/7/97  Baa3 $ 5,000 $ 5,116
TOTAL ENERGY   13,665
FINANCE - 5.3%
ASSET-BACKED SECURITIES - 1.9%
Capital Auto Receivables Asset Trust, 5.85%,
1/15/98  Aaa  2,321  2,310
Chase Manhattan Credit Card Master Trust,:
7.65%, 11/15/98  Aaa  4,887  4,901
 8 3/4%, 8/15/99  Aaa  28,540  29,111
Discover Card Master Trust:
7 7/8%, 4/16/98  A2  1,540  1,555
 7.30%, 5/21/99  Aaa  2,500  2,528
Discover Card Master Trust I 6.90%, 2/16/00  A2  4,500  4,539
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  2,200  2,190
MBNA Master Credit Card Trust 7 3/4%,
10/15/98  Aaa  2,840  2,891
Premier Auto Trust:
6.85%, 10/4/97  Aaa  12,850  12,941
 4.90%, 12/15/98  Aaa  1,312  1,295
Standard Credit Card Master Trust I:
8 1/2%, 6/7/96  Aaa  2,600  2,651
 8%, 10/7/97  Aaa  6,229  6,346
 8 1/4%, 10/7/97  A2  5,025  5,140
 5 1/2%, 9/7/98  A2  2,800  2,750
 4.65%, 3/7/99  Aaa  9,000  8,809
 4.85%, 3/7/99  A2  5,200  5,064
 7.65%, 2/15/00  A2  2,300  2,360
Union Federal Savings 1994-D Grantor Trust
8.20%, 1/10/01  Baa2  1,173  1,199
United Federal Savings Bank Grantor Trust
7.275%, 11/10/00  Baa2  1,637  1,648
  100,228
BANKS - 1.3%
Bank of Boston Corp. 10.30%, 9/1/00  Baa1  5,000  5,000
Chase Manhattan Corp. 7 1/2%, 12/1/97  A3  2,100  2,150
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Citicorp euro:
6.20%, 7/10/97 (i)  A3 $ 1,000 $ 997
 5.6875%, 1/30/98 (i)  A3  2,000  1,987
Corporacion Andina de Fomento:
euro 7 1/4%, 4/30/98  Baa3  550  547
 yankee 7 1/4%, 4/30/98 (e)  Baa3  5,900  5,841
Export-Import Bank Korea 7.85%, 11/1/96  A1  4,000  4,074
First USA Bank 5.40%, 12/6/96  Baa3  1,900  1,877
Hartford National Corp. 9.85%, 6/1/99  Baa2  1,955  2,155
Korea Development Bank 6 1/4%, 5/1/00  A1  4,150  4,062
Midlantic Corp.:
9 1/4%, 9/1/99  A3  1,543  1,672
 9.20%, 8/1/01  Baa1  4,832  5,345
Nationsbank Corp. 5 1/8%, 9/15/98  A2  1,600  1,538
Shawmut Corp. 8 1/8%, 2/1/97  Baa1  12,000  12,325
Signet Banking Corp.:
6%, 4/15/98 (i)  Baa2  3,750  3,702
 9 5/8%, 6/1/99  Baa2  4,469  4,879
Zions Bancorporation 8 5/8%, 10/15/02  BBB-  6,000  6,362
  64,513
CREDIT & OTHER FINANCE - 1.3%
CIT Group Holdings, Inc. 6 5/8%, 6/15/05  Aa3  3,370  3,267
Chrysler Financial Corp. 10.34%, 5/15/08  A3  1,600  1,648
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A3  1,900  1,876
Ford Motor Credit Co. euro 8 5/8%, 1/24/00  A1  3,766  4,039
General Motors Acceptance Corp.:
7.40%, 5/20/97  A3  3,300  3,358
 7 1/8%, 5/23/97  A3  2,250  2,279
 7%, 6/02/97  A3  8,000  8,087
 6.40%, 7/30/97  A3  2,000  2,000
 6 3/4%, 2/25/98  A3  5,000  5,026
 5 7/8%, 1/12/99  A3  8,000  7,770
Greyhound Financial Corp.:
8 1/4%, 3/11/97  Baa1  2,000  2,054
 6.95%, 1/28/98  Baa2  1,250  1,259
National Credit Card Trust 9.45%, 12/31/97  Aaa  20,000  20,518
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Westinghouse Credit Corp.:
8.98%, 6/15/98  Ba1 $ 2,000 $ 2,082
 8.85%, 7/26/99  Ba1  1,300  1,349
  66,612
INSURANCE - 0.5%
Metropolitan Life Insurance Co. 6.30%,
11/1/03 (e)  Aa3  9,390  8,814
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (e)  Aa3  6,610  6,254
New York Life Insurance Co.
6 2/5%, 12/15/03 (e)  Aa2  9,000  8,569
Ohio National Life Insurance Co. 8 7/8%,
7/15/04 (e)  A3  4,030  4,354
  27,991
SAVINGS & LOANS - 0.3%
Great Western Bank FSB 10 1/4%, 6/15/20  A3  1,600  1,769
Great Western Financial Corp.
6 3/8%, 7/1/00  Baa1  1,000  979
Home Savings of America 6%, 11/1/00  A3  14,500  13,881
  16,629
TOTAL FINANCE   275,973
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Westinghouse 9.13%, 6/20/01  Ba1  5,000  5,352
MEDIA & LEISURE - 0.2%
PUBLISHING - 0.2%
News America Holdings, Inc.:
9 1/8%, 10/15/99  Ba1  4,000  4,312
 12%, 12/15/01  Ba1  1,000  1,126
 8 5/8%, 2/1/03  Ba1  4,180  4,468
  9,906
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 0.1%
FOODS - 0.1%
Dart & Kraft, Inc. 7 3/4%, 11/30/98  A2 XEU 3,750 $ 3,863
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  1,000  1,066
  4,929
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
El Puerto de Liverpool SA de CV 7 1/4%,
10/19/96 (e)  --  4,042  3,840
TECHNOLOGY - 0.5%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Comdisco, Inc.:
7.82%, 2/05/97  Baa2  2,000  2,036
 7 1/4%, 4/15/98  Baa2  9,500  9,656
 9.45%, 6/8/00  Baa2  6,000  6,608
 9.30%, 6/27/00  Baa2  3,750  4,111
  22,411
ELECTRONICS - 0.1%
Grupo Condumex SA de CV:
euro 6 1/4%, 7/27/96 (e)  --  360  347
 6 1/4%, 7/27/96  --  750  722
 7 3/8%, 7/27/98 (e)  --  2,000  1,810
  2,879
TOTAL TECHNOLOGY   25,290
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  2,030  2,072
 9 1/2%, 7/15/98  Baa3  4,000  4,267
Delta Air, Inc. 9 7/8%, 4/30/08  Baa2  5,123  5,695
  12,034
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 1.4%
ELECTRIC UTILITY - 1.0%
British Columbia Hydro & Power Authority gtd.
15%, 4/15/11  Aa2 $ 725 $ 804
Gulf States Utilities Co. 1st mtg. 6 3/4%,
10/1/98  Baa3  1,000  1,005
Long Island Lighting Co.:
8 3/4%, 5/1/96  Baa3  10,908  11,076
 7.30%, 7/15/99  Ba1  13,000  12,766
Public Service Co. of New Hampshire 1st mtg.
9.17%, 5/15/98  Baa3  16,900  17,623
Texas Utilities Electric Co.:
6 3/8%, 8/1/97  Baa2  1,200  1,198
 9 1/2%, 8/1/99  Baa2  1,000  1,090
United Illuminating Co. 9.76%, 1/2/06  Baa3  4,491  4,714
  50,276
GAS - 0.4%
Southwest Gas Corp.:
9 3/4%, 6/15/02  Baa3  10,700  12,118
 9 3/8%, 2/1/17  Baa3  4,000  4,185
Transcontinental Gas Pipe Line Corp. extendible
9.41%, 5/15/00  Baa1  4,300  4,292
  20,595
TOTAL UTILITIES   70,871
TOTAL NONCONVERTIBLE BONDS   421,860
TOTAL CORPORATE BONDS
(Cost $761,953)   781,688
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 31.4%
U.S. TREASURY OBLIGATIONS - 25.8%
4 3/8%, 11/15/96  Aaa  22,560  22,176
7 1/4%, 11/15/96  Aaa  168,360  171,333
8 1/2%, 4/15/97  to 5/15/97 (g)  Aaa  95,060  99,164
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -  CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
U.S. TREASURY OBLIGATIONS - CONTINUED
5 1/8%, 6/30/98  Aaa $ 32,500 $ 31,718
9 1/4%, 8/15/98  Aaa  105,485  114,748
7 3/4%, 12/31/99  Aaa  9,520  10,088
10 3/4%, 5/15/03  Aaa  4,910  6,196
11 1/4%, 8/15/03  Aaa  2,800  3,600
11 7/8%, 11/15/03  Aaa  88,690  119,108
12 3/8%, 5/15/04  Aaa  22,190  30,827
11 5/8%, 11/15/04  Aaa  48,800  66,040
12 3/4%, 11/15/10  Aaa  53,380  77,501
13 7/8%, 5/15/11  Aaa  27,480  42,594
9%, 11/15/18  Aaa  125,970  155,769
8 7/8%, 2/15/19  Aaa  19,020  23,258
8 1/8%, 8/15/19  Aaa  26,950  30,626
8 3/4%, 8/15/20  Aaa  221,405  268,350
12%, 8/15/23  Aaa  39,000  56,513
TOTAL U.S. TREASURY OBLIGATIONS   1,329,609
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%
Federal Agricultural Mortgage Corp.:
7.01%, 2/10/04 to 2/10/05  Aaa  3,250  3,358
 7.04%, 8/10/05  Aaa  2,400  2,481
Federal Home Loan Bank:
7.59%, 12/23/96  Aaa  10,730  10,960
 4.89%, 10/14/98 (callable)  Aaa  3,470  3,322
 5.60%, 2/23/99 (callable)  Aaa  18,000  17,415
Federal Home Loan Mortgage Corp.:
4.78%, 2/10/97  Aaa  2,540  2,492
 5.60%, 3/1/99 (callable)  Aaa  9,790  9,441
 5.40%, 11/1/00 (callable)  Aaa  3,600  3,400
Federal National Mortgage Association:
5.20%, 7/10/98 (callable)  Aaa  3,520  3,411
 3%, 7/13/98 (d)  Aaa  3,690  3,685
 4.82%, 10/21/98 (callable)  Aaa  9,090  8,728
 4.38%, 10/23/98 (callable) (d)  Aaa  3,470  3,342
 4.94%, 10/30/98 (callable)  Aaa  7,880  7,545
 4.70%, 9/10/98 (callable)  Aaa  7,700  7,343
 4.95%, 9/30/98 (callable)  Aaa  19,660  18,879
 4 7/8%, 10/15/98 (callable)  Aaa  1,360  1,302
 5.30%, 12/10/98 (callable)  Aaa  1,980  1,915
 6.80%, 1/10/03 (callable)  Aaa  5,825  5,856
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Government Trust Certificates (assets of Trust
guaranteed by U.S. government through
Defense Security Assistance Agency):
  Class G2, 8%, 5/15/98  Aaa $ 6,396 $ 6,553
  Class 1-C, 9 1/4%, 11/15/01  Aaa  4,700  5,138
  Class 2-E, 9.40%, 5/15/02  Aaa  15,760  17,314
  Class T-2, 9 5/8%, 5/15/02  Aaa  2,960  3,246
  Series 1995-A, 6.28%, 6/15/04  Aaa  12,700  12,525
  Series 1992-A, 7.02%, 9/01/04  Aaa  3,387  3,448
  Series 1994-F, 8.178%, 12/15/04  Aaa  9,006  9,529
Private Export Funding Corp.:
 9.10%, 10/30/98  Aaa  3,060  3,306
 Series CC, 9 1/2%, 3/31/99  Aaa  3,160  3,494
 8 3/4%, 6/30/03  Aaa  4,655  5,233
 6.86%, 4/30/04  Aaa  2,169  2,186
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 5 1/4%, 3/15/98  Aaa  25,720  25,165
  7 3/4%, 4/1/98  Aaa  1,763  1,802
  4 7/8%, 9/15/98  Aaa  18,670  17,923
  6%, 2/15/99  Aaa  1,420  1,406
  7 3/4%, 11/15/99  Aaa  27,448  28,760
  5 3/4%, 3/15/00  Aaa  6,650  6,471
  8%, 11/15/01  Aaa  1,880  2,011
  6 1/8%, 3/15/03  Aaa  4,400  4,242
  8 1/2%, 4/1/06  Aaa  1,830  2,006
Tennessee Valley Authority:
8 1/4%, 11/15/96  Aaa  4,730  4,860
 4.60%, 12/15/96  Aaa  3,025  2,970
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  6,270  6,795
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   291,258
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,588,516)   1,620,867
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 5.2%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.7%
5 1/2%, 11/1/08 to 4/1/09  Aaa $ 25,000 $ 23,555
6%, 8/1/01 (f)  Aaa  54,000  52,734
6 1/2%, 7/1/08 to 6/1/24  Aaa  7,499  7,214
7%, 11/1/22 to 6/1/24  Aaa  30,192  29,456
7%, 8/1/24 (f)  Aaa  23,000  22,443
7 1/2%, 6/1/07 to 4/1/08  Aaa  3,883  3,935
8%, 9/1/17  Aaa  458  471
  139,808
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.5%
6 1/2%, 8/15/24 (f)  Aaa  23,000  21,864
7%, 10/15/22 to 10/15/23  Aaa  16,120  15,746
7 1/2%, 1/15/22 to 1/15/23  Aaa  39,766  39,746
8%, 1/15/17 to 8/15/22  Aaa  2,832  2,891
8 1/2%, 6/15/17 to 3/15/23  Aaa  11,653  12,090
9%, 1/15/22 to 5/15/25  Aaa  28,978  30,409
9 1/2%, 3/15/18 to 8/15/22  Aaa  1,524  1,621
9 1/2%, 8/15/25 (f)  Aaa  4,640  4,924
  129,291
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $271,613)   269,099
COMMERCIAL MORTGAGE SECURITIES - 0.7%
Morgan Stanley Capital commercial
Series 1995-1, Class A1, 7%, 2/15/02  AAA  4,150  4,168
Resolution Trust Corp.:
 commercial Series1994-C2:
  Class A-4, 7 1/2%, 4/25/25  AAA  2,322  2,333
  Class A-2, 7 3/4%, 4/25/25  AAA  1,477  1,493
 commercial Series 1994-C1, Class A-4,
 7 1/4%, 6/25/26  AAA  2,718  2,710
 commercial Series 1995-C1:
 Class A-2A, 6 1/4%, 2/25/27  Aaa  8,658  8,577
  Class A-4A, 6 1/4%, 2/25/27  Aaa  4,281  4,243
SKW Real Estate LP:
commercial Series, Class A, 6.45%,
 4/15/02 (d)(e)  AA  4,805  4,783
 commercial Series II, Class B,
 6.90%, 4/15/02 (d)(e)  A  1,800  1,791
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
Structured Asset Securities Corp.:
commercial Series 1995-C1, Class A-1A,
7 3/8%, 9/25/24  AAA $ 3,141 $ 3,165
 commercial Series 1993-C1, Class A-1,
6.60%, 10/25/24  AA+  3,608  3,566
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,687)   36,829
FOREIGN GOVERNMENT OBLIGATIONS  (J) - 2.5%
French Government OAT:
7 3/4%, 10/25/05  Aaa FRF 163,450  34,924
 8 1/2%, 10/25/08  Aaa FRF 86,170  19,337
Ontario Province:
yankee 7 3/4%, 6/4/02  Aa3  4,000  4,199
 deb. 15 3/4%, 3/15/12  Aa3  5,000  5,956
Treuhandanstalt:
6 5/8%, 7/9/03  AAA DEM 14,100  10,082
 7 1/2%, 9/9/04  Aaa DEM 24,900  18,721
United Kingdom, Great Britain & Northern
Ireland 9%, 10/13/08  Aaa GBP 17,400  29,341
Victorian Public Authorities Finance Agency:
8.45%, 10/1/01  Aa2  3,000  3,236
 8 1/4%, 1/15/02  Aa2  5,000  5,319
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $131,053)   131,115
SUPRANATIONAL OBLIGATIONS - 0.1%
African Development Bank 7 3/4%, 12/15/01
(Cost $2,979)  Aa1  3,000  3,143
MUNICIPAL SECURITIES - 0.1%
Louisiana Pub. Facs. Auth. Rev. 9.95%, 6/1/96
(Cost $2,115)  A3  2,000  2,057
REPURCHASE AGREEMENTS - 6.9%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.82%,
dated 7/31/95 due 8/1/95    357,473  357,415
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,986,859)  $ 5,163,211
SECURITIES SOLD SHORT
AMOUNTS IN THOUSANDS
NUMBER OF SHARES ISSUER VALUE
  222 Barnett Banks, Inc. $ 12,310
  2,319 Carnival Corp. Class A  52,458
  212 Compania de Telefonos Chile SA sponsored ADR  16,566
  181 First Financial Management Corp.  15,811
  478 Investor AB Free shares B  15,591
  2,222 Thermo Electron Corp.  94,983
  1,095 Wendy's International, Inc.  20,391
TOTAL SECURITIES SOLD SHORT
(Total proceeds $190,468)    $ 228,110
THE VALUE OF SECURITIES SOLD SHORT AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 4.4%
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
651 Nikkei 225 Contracts   Sep. 1995 $ 54,261 $ 275
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
FORWARD FOREIGN CURRENCY CONTRACTS
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE(S) VALUE GAIN/(LOSS)
CONTRACTS TO BUY
 2,220 AUD 9/7/95 $ 1,638 $ 38
 139,174 CAD 8/3/95  102,023  771
 259,670 DEM 8/24/95 to 9/5/95  187,359  1,373
 1,067,697 FRF 8/3/95 to 8/23/95  223,006  7,785
 27,566,145 ITL 8/2/95  17,315  553
 2,751,020 JPY 8/15/95  31,199  (1,712)
 17,836 CHF 9/7/95  15,476  (54)
TOTAL CONTRACTS TO BUY
(Payable amount $569,262)   $ 578,016  8,754
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 11.2%
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE(S) VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 27,312 AUD 9/7/95 $ 20,156 $ (704)
 289,540 CAD 8/3/95 to 8/9/95  212,246  (76)
 259,670 DEM 8/24/95 to 9/5/95  187,359  (2,071)
 1,067,697 FRF 8/3/95 to 8/23/95  223,006  (13,131)
 27,566,145 ITL 8/2/95  17,315  (1,215)
 2,751,020 JPY 8/15/95  31,199  1,062
 17,836 CHF 9/7/95  15,476  32
TOTAL CONTRACTS TO SELL
(Receivable amount $690,654)  $ 706,757  (16,103)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 13.7%
   $ (7,349)
CURRENCY ABBREVIATIONS
AUD - Australian dollar
GBP - British pound
CAD - Canadian dollar
XEU - European currency unit
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
SEK - Swedish krona
CHF - Swiss franc
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $226,101,000 or 4.5% of net assets.
6. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,384,000.
8. Security was pledged to cover margin requirements on open short sale transactions (see Note 2 of Notes to Financial Statements). At the period end the value of securities pledged amounted to $234,312,000.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
10. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
11. Purchased on an installment basis. Market value reflects only those payments made through July 31, 1995. The remaining installments aggregating CAD 13,275,000 are due July 31, 1996 and January 31,1997.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 45.0% AAA, AA, A 43.4%
Baa 5.8% BBB  7.2%
Ba 2.5% BB  1.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.9%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  81.7%
Japan  5.6
Canada  4.1
France  2.0
United Kingdom  1.8
Australia  1.4
Others (individually less than 1%)  3.4
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1995, the aggregate cost of investment securities for income tax purposes was $4,997,990,000. Net unrealized appreciation aggregated $165,221,000, of which $268,528,000 related to appreciated investment securities and $103,307,000 related to depreciated investment securities. At July 31, 1995, the fund had a capital loss carryforward of approximately $87,644,000, all of which will expire on July 31, 2003.
The fund intends to elect to defer to its fiscal year ending July 31, 1996 $42,321,000 of losses recognized during the period Novem- ber 1, 1994 to July 31, 1995.
At July 31, 1995, the fund was required to defer $2,421,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JULY 31, 1995

ASSETS

Investment in securities, at value (including repurchase        $ 5,163,211
agreements of $357,415) (cost $4,986,859) -
See accompanying schedule

Securities sold short, at value (proceeds received               (228,110)    $ 4,935,101
$190,468)

Restricted cash on securities sold short                                       190,468

Cash                                                                           6,670

Receivable for investments sold                                                162,567

Unrealized appreciation on foreign currency contracts                          12,016

Receivable for closed foreign currency contracts                               1,110

Receivable for fund shares sold                                                13,293

Dividends receivable                                                           3,599

Interest receivable                                                            56,425

Other receivables                                                              17

 TOTAL ASSETS                                                                  5,381,266

LIABILITIES

Payable for investments purchased                                143,454
Regular delivery

 Delayed delivery                                                103,626

Unrealized depreciation on foreign currency contracts            19,365

Payable for closed foreign currency contracts                    30

Payable for fund shares redeemed                                 35,901

Accrued management fee                                           2,212

Payable for daily variation on futures contracts                 407

Other payables and accrued expenses                              4,799

Collateral on securities loaned, at value                        1,182

 TOTAL LIABILITIES                                                             310,976

NET ASSETS                                                                    $ 5,070,290

Net Assets consist of:

Paid in capital                                                               $ 5,002,584

Undistributed net investment income                                            75,847

Accumulated undistributed net realized gain (loss) on                          (141,499)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  133,358
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 384,099 shares outstanding                                    $ 5,070,290

NET ASSET VALUE, offering price and redemption price per                       $13.20
share ($5,070,290 (divided by) 384,099 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JULY 31, 1995

INVESTMENT INCOME                                                       $ 60,207
Dividends

Interest (including income on securities loaned of $69)                  263,471

 TOTAL INCOME                                                            323,678

EXPENSES

Management fee                                              $ 26,914

Transfer agent fees                                          12,368

Accounting and security lending fees                         783

Non-interested trustees' compensation                        46

Custodian fees and expenses                                  570

Registration fees                                            95

Audit                                                        118

Legal                                                        33

Interest                                                     1

Dividends on securities sold short                           6,231

Miscellaneous                                                12

 Total expenses before reductions                            47,171

 Expense reductions                                          (600)       46,571

NET INVESTMENT INCOME                                                    277,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of    (89,133)
 $1,491 on sales of investment in affiliated issuers)

 Foreign currency transactions                               (52,814)

 Futures contracts                                           (1,197)

 Short sales                                                 (5,023)     (148,167)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       259,856

 Assets and liabilities in foreign currencies                9,563

 Futures contracts                                           (4,835)

 Short sales                                                 (33,754)    230,830

NET GAIN (LOSS)                                                          82,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 359,770
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          JULY 31,       JULY 31,
                                                          1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 277,107      $ 197,865
Net investment income

 Net realized gain (loss)                                  (148,167)      10,705

 Change in net unrealized appreciation (depreciation)      230,830        (243,781)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           359,770        (35,211)
FROM OPERATIONS

Distributions to shareholders                              (183,542)      (88,138)
From net investment income

 From net realized gain                                    -              (157,422)

 In excess of net realized gain                            -              (127,230)

 TOTAL DISTRIBUTIONS                                       (183,542)      (372,790)

Share transactions                                         1,416,410      3,990,023
Net proceeds from sales of shares

 Reinvestment of distributions                             175,630        357,197

 Cost of shares redeemed                                   (2,088,073)    (2,148,510)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (496,033)      2,198,710
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (319,805)      1,790,709

NET ASSETS

 Beginning of period                                       5,390,095      3,599,386

 End of period (including undistributed net investment    $ 5,070,290    $ 5,390,095
income of $75,847 and $10,547, respectively)

OTHER INFORMATION
Shares

 Sold                                                      110,702        298,399

 Issued in reinvestment of distributions                   13,918         26,645

 Redeemed                                                  (162,998)      (162,688)

 Net increase (decrease)                                   (38,378)       162,356


FINANCIAL HIGHLIGHTS



                                                                  YEARS ENDED JULY 31,

                                                              1995                   1994 B    1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning                                   $ 12.76                $ 13.84   $ 12.79   $ 12.15   $ 11.11
of period

Income from Investment
Operations

 Net investment income                                         .62                    .25       .62       .62       .65

 Net realized and unrealized                                   .27                    (.17)     1.45      1.07      1.07
 gain (loss)

 Total from investment                                         .89                    .08       2.07      1.69      1.72
operations

Less Distributions                                              (.45)                  (.25)     (.66)     (.60)     (.68)
From net investment income

 From net realized gain                                          -                      (.50)     (.36)     (.45)     -

 In excess of net realized gain                                  -                      (.41)     -         -         -

 Total distributions                                             (.45)                  (1.16)    (1.02)    (1.05)    (.68)

Net asset value, end of period                                    $ 13.20                $ 12.76   $ 13.84   $ 12.79   $ 12.15

TOTAL RETURN A                                                    7.19%                  .37%      17.18%    14.73%    16.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                         $ 5,070                $ 5,390   $ 3,599   $ 1,366   $ 458
(in millions)

Ratio of expenses to average                                      .90%                   1.01%     .93%      .96%      .98%
net assets

Ratio of expenses to average net                                  .91%                   1.02%     .93%      .96%      .98%
assets before expense
reductions

Ratio of net investment income                                   5.33%                  4.09%     5.07%     5.68%     5.93%
to average net assets

Portfolio turnover rate                                           269%                   157%      162%      242%      238%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount, partnerships, non-taxable dividends and losses deferred due to wash sales, futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
2. OPERATING POLICIES - CONTINUED
SHORT SALES AGAINST THE BOX -
CONTINUED
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the con tracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At period end, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $13,380,679,000 and $13,613,831,000, respectively, of which U.S. government and government agency obligations aggregated $7,031,667,000 and $6,751,945,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,481,475,000 and $2,719,656,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annual rate of .52% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,187,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This
5. SECURITY LENDING - CONTINUED
collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $1,084,000 and $1,182,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which loans were outstanding amounted to $7,264,000. The weighted average interest rate was 5.25%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $600,000 under this arrangement.
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
(AMOUNTS IN THOUSANDS)
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Sherritt, Inc. (a)  $ -- $ 30,638 $ - $ -

(a) Non-income producing.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Balanced Fund, including the schedule of portfolio investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statement s of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Balanced Fund as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 8, 1995
DISTRIBUTIONS


A total of 29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 37% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
222 East Wisconsin Avenue
Milwaukee, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert Haber, Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
GLOBAL BALANCED
FUND
ANNUAL REPORT
JULY 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although there have been positive market indications so far in 1995, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1995                    PAST 1   LIFE OF
                                               YEAR     FUND

Global Balanced                                3.42%    30.48%

Morgan Stanley World Index                     14.04%   47.04%

Salomon Brothers World Government Bond Index   18.13%   33.46%

Average Global Flexible Fund                   10.08%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on February 1, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley World Index - a common proxy for stocks across the world - and the performance of the Salomon Brothers World Government Bond Index, a broad measure of government bonds across the world. To measure how the fund's performance stacked up against its peers, you can compare it to the average global flexible fund, which reflects the performance of 43 global flexible portfolio funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1995                    PAST 1   LIFE OF
                                               YEAR     FUND

Global Balanced                                3.42%    11.25%

Morgan Stanley World Index                     14.04%   16.70%

Salomon Brothers World Government Bond Index   18.13%   12.26%

Average Global Flexible Fund                   10.08%   n/a

AVERAGE ANNUAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                    Global Balanced    ms004             sb006
          02/01/93            10000.00          10000.00          10000.00
          02/28/93            10490.00          10233.90          10197.00
          03/31/93            11161.12          10824.22          10354.03
          04/30/93            11752.77          11322.89          10572.50
          05/31/93            11983.41          11580.84          10678.23
          06/30/93            11853.13          11480.71          10655.80
          07/31/93            12064.62          11714.25          10685.64
          08/31/93            12759.49          12248.33          11007.28
          09/30/93            12696.03          12019.10          11138.27
          10/31/93            13268.94          12347.41          11119.33
          11/30/93            13115.48          11646.04          11040.38
          12/31/93            13738.72          12213.06          11134.23
          01/31/94            14417.31          13015.73          11223.30
          02/28/94            13895.32          12844.42          11150.35
          03/31/94            12974.09          12287.79          11134.74
          04/30/94            12795.94          12664.77          11146.99
          05/31/94            13005.53          12694.48          11048.89
          06/30/94            12385.09          12656.32          11208.00
          07/31/94            12616.58          12894.04          11297.66
          08/31/94            12879.65          13279.41          11258.12
          09/30/94            12848.08          12927.56          11339.18
          10/31/94            12679.72          13292.32          11520.60
          11/30/94            12321.95          12712.87          11361.62
          12/31/94            12164.11          12833.00          11393.43
          01/31/95            11837.91          12637.29          11632.69
          02/28/95            11964.18          12818.46          11930.49
          03/31/95            12300.91          13433.19          12639.16
          04/30/95            12490.31          13898.23          12872.99
          05/31/95            12500.83          14013.98          13236.01
          06/30/95            12532.40          14006.52          13314.10
          07/31/95            13048.01          14704.17          13346.05

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Global Balanced Fund on February 1, 1993, when the fund started. As the chart shows, by July 31, 1995, the value of your investment would have grown to $13,048 - a 30.48% increase on your initial investment. For comparison, look at how both the Morgan Stanley World Index and Salomon Brothers World Government Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the Morgan Stanley World Index would have grown to $14,704 - a 47.04% increase. If you had put $10,000 in the Salomon Brothers World Government Bond Index, it would have grown to $13,346 - a 33.46% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Bond markets worldwide
recovered from the sharp
declines they experienced in
1994. With a more beneficial
interest rate environment, yields
fell and prices rose on most types
of fixed-income investments. The
Lehman Brothers Aggregate
Bond Index - a broad measure
of taxable bonds in the U.S.
market - had a total return of
10.11% for the 12 months ended
July 31, 1995. The Salomon
Brothers World Government
Bond Index - a proxy of bond
market performance in
developed nations including the
U.S. - rose 18.13% during the
same period. Emerging market
bonds rebounded from the
negative effects of Mexico's peso
devaluation in December 1994.
The J.P. Morgan Emerging
Markets Bond Index rose 8.36%.
Stock market performance
worldwide was mixed, with the
U.S. market benefiting - and
overseas markets suffering -
from a flight of capital to the U.S.
Strong corporate earnings and
the favorable interest rate
environment helped propel the
Standard & Poor's Composite
Index of 500 Stocks to a
12-month total return of 26.11%
- well above its historical annual
average of roughly 12%. In
February, the Dow Jones
Industrial Average closed above
4000 for the first time. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index
returned 6.95% for the 12-month
period, while the Morgan Stanley
Emerging Markets Free Index
returned -3.76%.
An interview with Richard Mace and Robert Haber, Portfolio Managers of Fidelity Global Balanced Fund
NOTE TO SHAREHOLDERS: In February 1995, Richard Mace (left) began co-managing the fund with Mr. Haber.
Q. BOB, HOW HAS THE FUND PERFORMED?
R.H. Over the past 12 months, the fund had a total return of 3.42%. That trailed the average global flexible fund, which returned 10.08% during the same period, according to Lipper Analytical Services.
Q. WHY DID THE FUND LAG ITS PEER GROUP AVERAGE?
R.H. Most of the fund's underperformance was due to its fixed-income investments. First, losses from emerging market bonds - mainly issued by Argentina and Mexico - back in 1994 are still negatively affecting the fund's 12-month performance numbers. In addition, the fund did not invest in Japanese government bonds during the period, while some of its peers may have. A very strong yen and falling interest rates in Japan combined to make these bonds among the best performing fixed-income investments in the world over the past two years. As recently as six months ago, we felt these bonds were overvalued, but a weak economy in Japan kept propelling interest rates lower and bond prices higher.
Q. HAVE YOU MADE CHANGES TO THE BOND PORTION OF THE FUND?
R.H. We have. The first change has to do with the way in which we approach global fixed-income investing. Whereas we used to view opportunities in stocks and bonds separately, now we examine them relative to each other. For example, when investigating a prospective country in which to invest, we'll look at the valuations of stocks and bonds together and generally invest in the cheaper asset class. In addition, we're now using the Morgan Stanley World Government Bond Index as a loose benchmark for the fund's bonds. That simply means that we'll use the country weightings of the index as a guidepost - overweighting those countries where we find the best value and underweighting those whose bonds we feel are expensive. Finally, we're investing in bonds with higher credit quality, generally to match the credit quality of those of the index. That means we're investing mainly in top-rated government bonds of developed countries. The goal of these changes is simple: we want the bond component of the fund to provide more consistent returns with reduced volatility and risk.
Q. LET'S TURN TO STOCKS. WHERE HAVE YOU FOUND OPPORTUNITIES?
R.H. I'll discuss North America, and I'll let Rick take Europe and Japan. During the past 12 months, I've focused the fund's North American stock investments in commodity cyclicals - stocks in basic industries such as aluminum, chemicals and paper, which tend to rise and fall with the economy. Strengthening economies in the U.S. and Canada have led to increased demand for commodities and improving earnings growth for these companies. However, up until a few months ago, investors worried that 1994's rising interest rates might lead to a recession and earnings disappointments for commodity companies. Once rates began to fall in 1995, the wind was at the backs of these stocks, and they began to perform quite well. Convertible preferred stock issued by Occidental Petroleum and convertible into shares of Canadian Occidental Petroleum, Ltd. - a worldwide oil and gas production company that also manufactures industrial chemicals - and Canadian paper manufacturer Domtar are a couple of examples of cyclical issues that made positive contributions to the fund's performance during the period.
Q. RICK, THE FUND'S STAKE IN JAPANESE STOCKS HAS INCREASED FROM 14.2% SIX MONTHS AGO TO 19.4% ON JULY 31. WHERE HAVE YOU FOUND OPPORTUNITIES THERE? R.M. As with the fund's North American cyclicals, we may have been a bit early with our Japanese investments. Earlier this year, several factors combined to dampen investor sentiment and depress stock prices in Japan. They included a strong yen, a weak economy, the Kobe earthquake, the Baring's bank scandal and a subway nerve-gas attack. Despite this adversity, many Japanese companies are telling me that business is better than expected. Combine these favorable business prospects with extremely cheap stock prices, and you may have a real opportunity.
Q. WITHIN JAPAN, WHERE HAVE YOU
FOCUSED YOUR EFFORTS?
R.M. I've mostly concentrated on three main groups: exporters, retailers and domestic industrial companies. As a group, exporters such as Hitachi, Sony and Honda have done an excellent job cleaning up their balance sheets and cutting costs. Certainly, the strong yen has made exporters' products less competitive overseas. However, many have compensated to a certain extent by moving some production abroad - which has saved on costs - and by raising product prices. As for retailers, several - such as Ito Yokado - are well positioned to rebound as the Japanese economy recovers and consumer confidence picks up. Finally, I expect selected domestic industrial companies to benefit from an improving economy as well. Examples include Omron, which manufactures control components, and Mitsubishi Electric, which makes electric machinery and consumer electronics. In fact, these stocks did begin to rebound from their depressed levels late in the period.
Q. HOW ABOUT EUROPE?
R.M. The fund had a modest stake in Europe during the period, and these stocks did reasonably well. Many of the fund's European stocks should benefit from economic expansion there, but beyond that, I'm not playing any strong themes. A couple of the fund's larger European investments include Koninklijke PPT Nederland (KPN), which runs the Netherlands' post office and telephone operations, and Veba, a German utility and chemical company.
Q. BOB, IN THE PAST, THE FUND HAS USED A HEDGING STRATEGY TO REDUCE CURRENCY RISK - THE RISK THAT MOVEMENTS IN A COUNTRY'S CURRENCY WILL NEGATIVELY AFFECT THE FUND'S INVESTMENTS THERE. IS THIS STRATEGY STILL IN PLACE?
R.H. We've reduced the fund's investments in forward foreign currency contracts, which we use to hedge foreign currencies, and we expect to reduce these investments further. The risk of hedging is that, if the U.S. dollar falls in value relative to the currency of a country in which the fund is hedged, investments there will be negatively affected. That happened during much of 1994 and early 1995, lessening the fund's total return. Going forward, our reduced use of hedging may result in a bit more volatility because the fund will have a greater exposure to foreign currency movements. However, it's important to remember that currencies can move both ways, and these movements can boost returns as well. In addition, changes made to the fixed-income portion of the fund described earlier could help offset an increase in volatility due to foreign currency exposure.
Q. RICK, WHAT'S IN STORE FOR THE
REMAINDER OF 1995?
R.M. The fund has a heavy concentration in value-oriented cyclical stocks, which should do well to the extent that economies around the world recover. The Japanese market remains extremely cheap on a historical basis, and I believe that stock valuations - prices relative to earnings - should begin to reflect improving business prospects there. U.S. stocks have had a strong run. I think corporate earnings growth in the U.S. will depend largely on whether the Federal Reserve Board lowers interest rates. Again, cyclicals should benefit from any economic strengthening due to rate cuts. As for bonds, many markets have rallied quite strongly thus far in 1995. I think that, going forward, chances are good that we'll see an increased amount of the total return of the fund's bond investments result from interest payments rather than price appreciation.
FUND FACTS
GOAL: high current income
while preserving capital and
considering the potential for
capital growth, by investing
in debt and equity securities
from around the world
START DATE: February 1, 1993
SIZE: as of July 31, 1995,
more than $148 million
MANAGER: Robert Haber, since
1993; manager, Fidelity
Balanced Fund, since 1986;
Fidelity Advisor Income &
Growth Fund, since 1987;
joined Fidelity in 1985.
Richard Mace, since February
1995; manager, Fidelity
International Growth & Income
Fund, since 1994; Fidelity
International Value Fund, since
1994; manager, Select
Chemicals, Industrial Materials,
and Transportation Portfolios,
1989-92; joined Fidelity in 1987
(checkmark)
BOB HABER AND RICK MACE ON
THE FUND'S STRATEGY:
R.H. "Currently, the fund is
quite cyclically-oriented. In
the months ahead, its
performance should be
largely dependent upon the
performance of the
economies of the countries in
which we're invested.
Obviously, we're optimistic
about the prospects for
positive growth in the
economies of many
developed nations around the
world. Broadly speaking,
we're searching for, and
investing in, those stocks
whose earnings tend to rise
during periods of economic
growth."
R.M. "You might say we're
investing the fund in line with
the actions of several key
central banks around the
world. At this point, it appears
that three of those central
banks - the Federal Reserve
Board in the U.S.,
Bundesbank in Germany and
the Bank of Japan - are
coordinating policies to lower
interest rates in order to
stimulate their respective
economies. If steady
economic growth in these
countries is the net result of
these policies, the fund
should be well positioned to
benefit."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JULY 31, 1995
                                           % OF FUND'S   % OF FUND'S
                                           INVESTMENTS   INVESTMENTS
                                                         6 MONTHS AGO

Omron Corp. (Japan)                        2.7           1.3

Occidental Petroleum Corp., Series A,
 Indexed $3.00 (United States)             2.7           1.6

Hitachi Ltd. (Japan)                       1.6           1.2

Mitsubishi Electric Co. Ord. (Japan)       1.6           1.1

Ito Yokado Co. Ltd. (Japan)                1.5           0.7

TOP FIVE BONDS AS OF JULY 31, 1995
(BY ISSUER, WITH MATURITIES            % OF FUND'S   % OF FUND'S
MORE THAN ONE YEAR)                    INVESTMENTS   INVESTMENTS
                                                     6 MONTHS AGO

United States Treasury (various        13.5          7.9
issues)

Treuhandanstalt 7 1/2%, 9/9/04         10.1          0.0

French Government (various issues)     7.3           4.0

United Kingdom, Great Britain &
 Northern Ireland 9%, 10/13/08         5.4           0.0

Thermo Electron Corp. 4 5/8%, 8/1/97   4.7           2.3

TOP FIVE COUNTRIES AS OF JULY 31, 1995
(BY LOCATION OF ISSUER)    % OF FUND'S   % OF FUND'S
                           INVESTMENTS   INVESTMENTS
                                         6 MONTHS AGO

United States of America   37.0          32.3

Japan                      19.5          18.3

Germany                    12.2          7.9

Canada                     6.6           8.2

United Kingdom             6.5           7.0

ASSET ALLOCATION
AS OF JULY 31, 1995* AS OF JANUARY 31, 1995**
Stocks and
equity futures 47.2%
Bonds 38.3%
Convertible
securities 11.4%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 63.0%
Stocks and
equity futures 44.4%
Bonds 36.4%
Convertible
securities 16.1%
Short-term
investments 3.1%
FOREIGN
INVESTMENTS 67.7%
Row: 1, Col: 1, Value: 3.1
Row: 1, Col: 2, Value: 11.4
Row: 1, Col: 3, Value: 38.3
Row: 1, Col: 4, Value: 47.2
Row: 1, Col: 1, Value: 3.1
Row: 1, Col: 2, Value: 16.1
Row: 1, Col: 3, Value: 36.4
Row: 1, Col: 4, Value: 36.4
*
**
INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 44.6%
 SHARES VALUE (NOTE 1)
  (000S)
AUSTRIA - 0.1%
Mayr Melnhof Karton AG  1,900 $ 124,645
BERMUDA - 0.1%
ACE Ltd.   3,200  94,800
BRAZIL - 0.1%
Aracruz Celulose SA ADR  10,900  133,525
CANADA - 6.2%
Avenor, Inc. (a)  20,300  492,971
Crestbrook Forest Industries Ltd.   3,400  62,314
Domtar, Inc. (a)  180,700  1,920,861
Falconbridge Ltd.   10,800  215,755
Falconbridge Ltd. (h)  20,600  147,518
Fletcher Challenge Canada Ltd. Class A  25,700  461,603
Inco Ltd.   9,100  309,382
Mercer International, Inc. (SBI) (a)  47,000  1,069,250
Noranda, Inc.   13,800  292,126
Pancanadian Petroleum Ltd.  8,500  319,361
Pinnacle Resources Ltd. (a)  102,700  1,091,712
QUNO Corp. (a)  25,400  465,525
SHL Systemhouse, Inc. (a)  20,700  165,032
Sherritt, Inc. (a)  54,000  633,408
Ulster Petroleums Ltd. (a)  314,400  1,181,261
Wascana Energy, Inc.   42,500  389,465
  9,217,544
DENMARK - 0.6%
International Service Systems AS, Series B  7,500  218,480
Teledanmark AS Class B  7,500  418,870
Unidanmark AS Class A  5,000  257,909
  895,259
FINLAND - 1.3%
Kemira OY  100,000  868,324
Kemira OY sponsored ADR (e)  29,000  496,625
Valmet Corp. OY Ord.   20,000  580,469
  1,945,418
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FRANCE - 1.5%
Axa SA  4,000 $ 227,163
Dapta-Mallinjoud SA  7,945  180,879
Generale des Eaux  4,078  482,348
Michelin SA Cie Generale des Etablissements Class B  20,000  947,000
Total SA Class B  7,122  431,388
  2,268,778
GERMANY - 2.1%
Deutsche Bank AG  18,200  897,691
SGL Carbon AG (a)  13,000  757,782
Veba Vereinigte Elektrizitaets & Bergwerks AG Ord.   35,000  1,452,368
  3,107,841
ITALY - 0.2%
Fiat SPA  75,000  290,390
JAPAN - 19.4%
Canon, Inc.   100,000  1,810,569
Daiwa Securities Co. Ltd.   70,000  839,651
Fuji Electric Co. Ltd.   80,000  438,158
Fuji Photo Film Co. Ltd.   20,000  525,065
Fujitsu Ltd.   30,000  317,415
Hitachi Ltd.   230,000  2,436,121
Honda Motor Co. Ltd.   20,000  325,902
Hoya Corp.   7,000  209,121
Ito Yokado Co. Ltd.   40,000  2,204,368
Kyocera Corp.   6,000  517,370
Matsushita Electric Industrial Co. Ltd.   100,000  1,663,460
Mitsubishi Electric Co. Ord.   325,000  2,401,552
Murata Manufacturing Co. Ltd.   6,000  262,080
NEC Corp.   15,000  178,228
Nichicon Corp.   62,000  884,010
Nifco, Inc.   30,000  397,194
Nitto Denko Corp.   120,000  1,968,994
Nomura Securities Co. Ltd.   60,000  1,154,238
Omron Corp.   180,000  4,094,149
Rohm Co. Ltd.   12,000  680,321
Sankyo Co. Ltd.   11,500  270,680
Secom Co. Ltd.   2,000  123,119
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
JAPAN - CONTINUED
Sekisui Chemical Co. Ltd.   10,000 $ 119,950
Shin-Etsu Chemical Co. Ltd.   10,000  200,294
Sony Corp.   30,000  1,619,329
Suzuki Motor Corp.   23,000  281,091
TDK Corp.   10,000  508,091
Tokyo Electron Ltd.   5,000  187,281
Toppan Printing Co. Ltd.   6,000  84,870
Toshiba Corp.   50,000  347,969
Uny Co. Ltd.   40,000  651,805
Wako Electric Co. Ltd.   15,000  315,718
Tayca Corp. (a)  60,000  210,479
Yamanouchi Pharmaceutical Co. Ltd.   23,000  510,128
Yoshinoya D&C Co. Ltd. Ord.   8  110,444
  28,849,214
NETHERLANDS - 1.3%
Koninklijke PPT Nederland  45,000  1,682,974
Vendex International (Bearer) (a)  11,000  300,933
  1,983,907
NORWAY - 1.2%
Kverneland Gruppen AS  30,000  488,361
Transocean Drilling AS (a)  60,000  820,446
Wilrig AS (a)  40,000  416,734
  1,725,541
SPAIN - 0.2%
Banco Bilbao Vizcaya SA Ord. (Reg.)  10,000  313,982
SWEDEN - 0.4%
Esselte AB Class B Free shares  8,000  103,463
Svedala Industri  10,000  296,820
Volvo AB Class B  14,000  277,032
  677,315
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED KINGDOM - 1.1%
BET PLC Ord.   400,000 $ 848,808
British Petroleum PLC ADR  4,100  372,075
Cookson Group  70,000  294,848
Eurocamp PLC  28,571  96,640
Resort Hotels PLC (a)  570,000  11
WPP Group PLC  6,300  13,519
  1,625,901
UNITED STATES OF AMERICA - 8.8%
Alaska Air Group, Inc. (a)  29,400  565,950
Allied Products Corp.   16,100  346,150
American Buildings Co.   52,700  1,192,338
Ameritech Corp.   3,200  154,800
Atlantic Richfield Co.   600  69,150
Brush Wellman, Inc.   1,500  33,188
California Microwave Corp. (a)  3,700  96,200
Chase Brass Industries, Inc. (a)  67,300  925,375
Chrysler Corp.   15,400  750,750
Coastal Corp. (The)  600  18,675
Coda Energy, Inc. (a)  64,300  409,913
Consolidated Stores Corp. (a)  9,800  218,050
Galey & Lord, Inc. (a)  2,800  39,550
Guilford Mills, Inc.   2,100  57,488
Huntco, Inc. Class A  2,900  46,763
IMCO Recycling, Inc.   14,700  294,000
Jayhawk Acceptance Corp.  200  2,000
Leggett & Platt, Inc.   1,000  46,375
Litton Industries, Inc. (a)  3,000  115,500
Mac Frugals Bargains, Inc. (a)  1,800  31,725
Nu-West Industries, Inc.   400  4,900
Pier 1 Imports, Inc.   11,700  114,075
Policy Management Systems Corp. (a)  500  26,813
Pride Petroleum Services, Inc. (a)  107,200  830,800
Proffitts, Inc. (a)  19,000  650,750
Redman Industries, Inc. (New) (a)  2,300  54,625
Reynolds Metals Co.   12,300  768,750
Rohm & Haas Co.   1,600  93,200
Ryan's Family Steak Houses, Inc. (a)  13,100  91,700
Santa Fe Energy Resources, Inc. (a)  2,600  24,375
Schnitzer Steel, Inc. Class A  12,000  333,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UNITED STATES OF AMERICA - CONTINUED
Sherwin-Williams Co.   2,200 $ 80,300
Sonic Corp.   1,000  30,250
Southern New England Telecommunications Corp.   3,300  113,025
Sovran Self Storage, Inc. (a)  1,700  39,100
Starwood Lodging Trust combined certificate (SBI) (a)  2,100  54,600
Texas Industries, Inc.   21,700  957,513
Textron, Inc.   7,800  518,700
Tuesday Morning Corp. (a)  85,500  534,375
Unifi, Inc.   12,700  320,675
Universal Forest Products, Inc.   10,000  83,750
Varlen Corp.   47,370  1,136,880
Vertex Communications Corp. (a)  17,500  284,375
Vulcan Materials Co.   1,800  97,200
WMX Technologies, Inc.   7,800  243,750
Welcome Home (a)  55,400  166,200
Wheelabrator Technologies, Inc.   4,600  76,475
  13,144,096
TOTAL COMMON STOCKS
(Cost $61,231,161)   66,398,156
CONVERTIBLE PREFERRED STOCKS - 3.3%
UNITED STATES OF AMERICA - 3.3%
Alumax, Inc., Series A, $4.00  200  28,900
Battle Mountain Gold Co.  $3.25  100  5,400
Kaiser Aluminum Corp. $0.96   17,800  253,650
Occidental Petroleum Corp., Series A, Indexed $3.00 65,200 4,050,550 Reynolds Metals Co. $3.31 9,900 545,738
Santa Fe Energy Resources, Inc. $0.732  9,900  95,288
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,083,885)   4,979,526
CORPORATE BONDS - 8.3%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
CONVERTIBLE BONDS - 8.1%
CANADA - 0.4%
Domtar, Inc. 8%, 3/18/03  - CAD 80,000 $ 133,133
Horsham Corp. 3 1/4%, 12/10/18  Ba2  340,000  295,800
Inco Ltd. 5 3/4%, 7/1/04  Baa2  150,000  194,250
  623,183
CHILE - 1.0%
Compania de Telefonos de Chile yankee
4 1/2%, 1/15/03 (g)  Baa2  1,466,000  1,575,950
JAPAN - 0.1%
Matsushita Electric Works Co. Ltd.
 2.70%, 5/31/02  - JPY 13,000,000  161,231
SWEDEN - 0.8%
Investor AB 8%, 6/21/01 (g)  A- SEK 5,350,000  1,160,742
UNITED STATES OF AMERICA - 5.8%
Aspect Telecommunications Corp.
5%, 10/15/03 (e)(g)  B3  382,000  505,195
Orbital Sciences Corp. 6 3/4%, 3/1/03 (g)  B3  829,000  1,106,715
Thermo Electron Corp. 4 5/8%, 8/1/97 (e)(g)  Ba1  3,488,000  6,941,120
Wendy's International, Inc. 7%, 4/1/06 (g)  Baa3  40,000  61,800
  8,614,830
TOTAL CONVERTIBLE BONDS   12,135,936
NONCONVERTIBLE BONDS - 0.2%
MEXICO - 0.2%
First Mexican Acceptance Corp.
euro 10 3/4%, 9/15/96  -  500,000  225,000
TOTAL CORPORATE BONDS
(Cost $11,060,248)   12,360,936
GOVERNMENT OBLIGATIONS (I) - 40.9%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
FRANCE - 7.3%
French Government:
OAT 7 3/4%, 10/25/05  Aaa FRF 30,000,000 $ 6,410,109
 8 1/2%, 10/25/08  Aaa FRF 20,000,000  4,488,120
  10,898,229
GERMANY - 10.1%
Treuhandanstalt 7 1/2%, 9/9/04  Aaa DEM 20,000,000  15,037,334
ITALY - 1.9%
Republic of Italy (BTP) 8 1/2%, 8/1/99 (d)  A1 ITL 5,000,000  2,831,500
MEXICO - 0.0%
Mexico Value Recovery (rights) (a)  -  1,086,000  11
UNITED KINGDOM - 5.4%
United Kingdom, Great Britain & Northern Ireland
9%, 10/13/08  Aaa GBP 4,750,000  8,009,659
UNITED STATES OF AMERICA - 16.2%
Federal National Mortgage Association
discount note 0%,  9/21/95  Aaa  2,800,000  2,778,160
U.S. Treasury Bill, yields at date of
purchase 5.4638%, 9/21/95  Aaa  1,348,000  1,337,639
U.S. Treasury Bonds:
8 1/8%, 8/15/19 (f)  Aaa  6,259,000  7,112,790
 7 1/2%, 11/15/24  Aaa  970,000  1,044,719
U.S. Treasury Notes:
8 1/2%, 5/15/97  Aaa  6,834,000  7,132,988
 7 1/8%, 9/30/99  Aaa  1,450,000  1,499,837
 7 3/4%, 12/31/99  Aaa  1,900,000  2,013,411
 6 1/4%, 2/15/03  Aaa  1,277,000  1,265,022
  24,184,566
TOTAL GOVERNMENT OBLIGATIONS
(Cost $60,938,609)   60,961,299
REPURCHASE AGREEMENTS - 2.9%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.82%,
dated 7/31/95 due 8/1/95  $ 4,302,695 $ 4,302,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $141,615,903)  $ 149,001,917
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
47 Nikkei 225 Index Futures   September, 1995 $ 3,917,450 $ 212,606
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.6%
SECURITIES SOLD SHORT
NUMBER OF SHARES ISSUER VALUE
  9,800 Aspect Telecommunications Corp. $ 502,250
  17,500 Compania de Telefonos de Chile sponsored ADR  1,369,375
  34,300 Investor AB free shares  1,119,901
  57,500 Orbital Sciences Corp.  1,013,437
  161,267 Thermo Electron Corp.  6,894,143
  3,000 Wendy's International, Inc.  55,875
TOTAL SECURITIES SOLD SHORT
(Total proceeds $8,604,898)    $ 10,954,981
THE VALUE OF SECURITIES SOLD SHORT AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 7.4%
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE(S) VALUE GAIN/(LOSS)
CONTRACTS TO BUY
 8,244,987 CAD 8/3/95 $ 6,044,080 $ 15,302
 2,264,584 CHF 9/7/95  1,964,932  4,932
 32,993,268 DEM 8/24/95 to 8/31/95  23,806,288  191,360
 41,986,460 FRF 8/23/95  8,769,561  317,147
 1,235,326,750 ITL 8/23/95  773,364  28,136
 48,753,245 JPY 8/15/95  552,906  (30,553)
TOTAL CONTRACTS TO BUY
(Payable amount $41,384,807)   $ 41,911,131  526,324
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 28.1%
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
  SETTLEMENT  UNREALIZED
  DATE(S) VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 16,907,140 CAD 8/3/95 $ 12,393,970 $ 10,627
 2,264,584 CHF 9/7/95  1,964,932  4,100
 32,993,268 DEM 8/24/95 to 8/31/95  23,806,288  (545,346)
 41,986,460 FRF 8/23/95  8,769,561  (569,560)
 1,235,326,750 ITL 8/23/95  773,364  (37,001)
 48,753,245 JPY 8/15/95  552,906  22,367
TOTAL CONTRACTS TO SELL
(Receivable amount $47,146,208)  $ 48,261,021  (1,114,813)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 32.4%
   $ (588,489)
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
CHF - Swiss franc
DEM - German deutsche mark
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Principal amount in thousands.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,942,940 or 5.3% of net assets.
6. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,136,410.
7. Securities pledged to cover margin requirements on open short sale transactions (see Note 2 of Notes to Financial Statements). At the period end the value of securities pledged amounted to $11,351,522.
8. Purchased on an installment basis. Market value reflects only those payments made through 7/31/95. The remaining installments aggregating CAD $391,400 are due 1/31/97.
9. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 38.1% AAA, AA, A 33.6%
Baa 1.2% BBB  5.8%
Ba 4.8% BB  0.0%
B 1.1% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.3%
INDUSTRY DIVERSIFICATION
As a Percentage of Total Value of
Investment in Securities (Unaudited)
Basic Industries   8.5%
Construction & Real Estate   1.7
Durables   4.7
Energy    12.0
Finance   3.4
Government Obligations   40.9
Industrial Machinery & Equipment   7.3
Equity Futures   2.6
Retail & Wholesale   3.2
Technology   7.7
Utilities   4.3
Others (individually less than 1%)   3.7
    100.0%
INCOME TAX INFORMATION
At July 31, 1995, the aggregate cost of investment securities for income tax purposes was $141,884,968. Net unrealized appreciation aggregated $7,116,949, of which $10,717,178 related to appreciated investment securities and $3,600,229 related to depreciated investment securities.
 At July 31, 1995, the fund had a capital loss carryforward of approximately $10,190,000 all of which will expire on July 31, 2003.
The fund has elected to defer to its fiscal year ending July 31, 1996 $14,797,000 of losses recognized during the period November 1, 1994 to July 31, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  JULY 31, 1995

ASSETS

Investment in securities, at value (including repurchase    $ 149,001,917
agreements of $4,302,000) (cost $141,615,903) -
See accompanying schedule

Securities sold short, at value (proceeds received           (10,954,981)   $ 138,046,936
$8,604,898)

Restricted cash on securities sold short                                     8,604,898

Cash                                                                         763

Receivable for investments sold                                              2,410,207

Unrealized appreciation on foreign currency contracts                        602,530

Receivable for closed foreign currency contracts                             384,539

Receivable for fund shares sold                                              204,554

Dividends receivable                                                         126,672

Interest receivable                                                          2,570,632

Other receivables                                                            3,591

 TOTAL ASSETS                                                                152,955,322

LIABILITIES

Payable for investments purchased                            464,608

Unrealized depreciation on foreign currency contracts        1,191,019

Payable for closed foreign currency contracts                465,617

Payable for fund shares redeemed                             1,645,409

Accrued management fee                                       96,790

Payable for daily variation on futures contracts             29,375

Other payables and accrued expenses                          231,239

 TOTAL LIABILITIES                                                           4,124,057

NET ASSETS                                                                  $ 148,831,265

Net Assets consist of:

Paid in capital                                                             $ 169,022,649

Undistributed net investment income                                          384,901

Accumulated undistributed net realized gain (loss) on                        (25,285,131)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                4,708,846
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 12,007,334 shares outstanding                               $ 148,831,265

NET ASSET VALUE, offering price and redemption price per                     $12.40
share ($148,831,265 (divided by) 12,007,334 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JULY 31, 1995

INVESTMENT INCOME                                                          $ 2,436,521
Dividends

Interest                                                                    10,933,901

 TOTAL INCOME                                                               13,370,422

EXPENSES

Management fee                                             $ 1,705,522

Transfer agent fees                                         668,329

Accounting fees and expenses                                127,055

Non-interested trustees' compensation                       1,735

Custodian fees and expenses                                 154,957

Registration fees                                           19,615

Audit                                                       60,622

Interest                                                    20,858

Dividends on securities sold short                          221,385

 Total expenses before reductions                           2,980,078

 Expense reductions                                         (23,304)        2,956,774

NET INVESTMENT INCOME                                                       10,413,648

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (18,593,571)

 Foreign currency transactions                              (7,234,163)

 Futures contracts                                          (2,070,077)

 Short sales                                                1,060,489       (26,837,322)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      20,482,811

 Assets and liabilities in foreign currencies               988,759

 Futures contracts                                          34,433

 Short sales                                                (3,863,022)     17,642,981

NET GAIN (LOSS)                                                             (9,194,341)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 1,219,307
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED       YEAR ENDED
                                                          JULY 31,         JULY 31,
                                                          1995             1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 10,413,648     $ 8,239,034
Net investment income

 Net realized gain (loss)                                  (26,837,322)     (10,895,215)

 Change in net unrealized appreciation (depreciation)      17,642,981       (14,173,854)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,219,307        (16,830,035)
FROM OPERATIONS

Distributions to shareholders                              -                (2,705,641)
From net investment income

 From net realized gain                                    -                (2,011,483)

 In excess of net realized gain                            -                (3,553,845)

 Return of capital                                         -                (3,298,633)

 TOTAL DISTRIBUTIONS                                       -                (11,569,602)

Share transactions                                         57,907,802       710,176,957
Net proceeds from sales of shares

 Reinvestment of distributions                             -                11,133,210

 Cost of shares redeemed                                   (223,542,247)    (463,821,613)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (165,634,445)    257,488,554
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (164,415,138)    229,088,917

NET ASSETS

 Beginning of period                                       313,246,403      84,157,486

 End of period (including undistributed net investment    $ 148,831,265    $ 313,246,403
income (loss) of $384,901 and $(6,426,643),
respectively)

OTHER INFORMATION
Shares

 Sold                                                      4,870,593        54,873,359

 Issued in reinvestment of distributions                   -                878,740

 Redeemed                                                  (18,989,120)     (36,649,262)

 Net increase (decrease)                                   (14,118,527)     19,102,837


FINANCIAL HIGHLIGHTS



                                                                           YEARS ENDED JULY 31,               FEBRUARY 1, 1993
                                                                                                               (COMMENCEMENT
                                                                                                            OF
                                                                                                                 OPERATIONS) TO

                                                                             1995                   1994 F      JULY 31, 1993

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                         $ 11.99                $ 11.98     $ 10.00

Income from Investment Operations

 Net investment income                                                        .28                    .32 D       .15

 Net realized and unrealized gain (loss)                                      .13 E                  .25 E       1.91

 Total from investment operations                                           .41                    .57         2.06

Less Distributions                                                            -                      (.15)       (.08)
From net investment income

 From net realized gain                                                       -                      (.11)       -

 In excess of net realized gain                                               -                      (.20)       -

 Return of capital                                                            -                      (.10)       -

 Total distributions                                                          -                      (.56)       (.08)

Net asset value, end of period                                               $ 12.40                $ 11.99     $ 11.98

TOTAL RETURN B, C                                                            3.42%                  4.58%       20.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                     $ 148,831              $ 313,246   $ 84,157

Ratio of expenses to average net assets                                      1.33%                  1.67%       2.12% A

Ratio of expenses to average net assets before                                1.34%                  1.68%       2.12% A
expense reductions

Ratio of net investment income to average                                     4.68%                  2.56%       4.02% A
net assets

Portfolio turnover rate                                                       242%                   226%        172% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS
ON INVESTMENTS FOR THE PERIOD ENDED DUE
TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF
THE INVESTMENTS OF THE FUND.
F EFFECTIVE AUGUST 1, 1993 THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE,
AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS  RELATED TO BOOK TO TAX DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Global Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, loss carryforwards and losses deferred due to wash sales, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. For the period ended July 31, 1994, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The fund's investment adviser, Fidelity Management & Research Company (FMR), is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
SHORT SALES AGAINST THE BOX. The fund may hedge its investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale.
The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts,
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS
- CONTINUED
and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption"Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $564,159,210 and $698,187,536, respectively, of which U.S. government and government agency obligations aggregated $85,839,056 and $64,883,218, respectively.
The market value of futures contracts opened and closed during the period amounted to $112,656,971 and $128,756,810, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during those periods, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .77% of average net assets .
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with affiliates of FMR. In addition, one of the sub-advisers, Fidelity International Investment Advisors (FIIA), entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) and Fidelity Investments Japan Ltd. (FIJ). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE - CONTINUED
management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $82,630 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the periods for which loans were outstanding amounted to $8,894,000 and $2,502,211, respectively. The weighted average interest rate was 5.46%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $23,304 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Global Balanced Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Global Balanced Fund, including the schedule of portfolio investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, and for the period February 1, 1993 (commencement of operations) to July 31, 1993. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Global Balanced Fund as of July 31,
1995, the results of   its  operations for the year then ended, the changes
in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period February 1, 1993 (commencement of operations) to July 31, 1993, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 8, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
Kent, England
Fidelity Investments Japan Ltd.
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert Haber, Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
PURITAN(registered trademark)
FUND
ANNUAL REPORT
JULY 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     47   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    51   Notes to the financial statements.

REPORT OF INDEPENDENT    57   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            58


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although there have been positive market indications so far in 1995, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value). Puritan has a 2% sales charge, which was in effect October 1, 1987 through December 31, 1992, then waived through 1995. The sales charge is being eliminated January 1, 1996. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1995            PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Puritan                                13.03%   93.21%   246.46%

Puritan (including 2% sales charge)    10.77%   89.34%   239.53%

Lehman Brothers Aggregate Bond Index   10.11%   54.28%   159.94%

S&P 500(registered trademark)          26.11%   83.44%   307.06%

Average Equity Income Fund             16.18%   71.72%   207.34%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market - and the performance of the Lehman Brothers Aggregate Bond Index, a broad measure of the bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average equity income fund, which reflects the performance of 111 equity income funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1995            PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Puritan                                13.03%   14.08%   13.23%

Puritan (including 2% sales charge)    10.77%   13.62%   13.00%

Lehman Brothers Aggregate Bond Index   10.11%   9.06%    10.02%

S&P 500(registered trademark)          26.11%   12.90%   15.07%

Average Equity Income Fund             16.18%   11.30%   11.56%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                 Puritan
        07/31/85             10000.00
        08/31/85              9976.83
        09/30/85              9937.46
        10/31/85             10144.52
        11/30/85             10515.77
        12/31/85             10809.31
        01/31/86             11124.16
        02/28/86             11720.73
        03/31/86             12194.47
        04/30/86             12194.72
        05/31/86             12346.05
        06/30/86             12443.96
        07/31/86             12119.92
        08/31/86             12776.03
        09/30/86             12535.67
        10/31/86             12896.06
        11/30/86             13013.48
        12/31/86             13052.61
        01/31/87             13849.76
        02/28/87             14117.82
        03/31/87             14356.09
        04/30/87             14267.16
        05/31/87             14247.02
        06/30/87             14619.56
        07/31/87             15034.35
        08/31/87             15340.96
        09/30/87             15021.96
        10/31/87             12802.77
        11/30/87             12347.46
        12/31/87             12818.88
        01/31/88             13597.13
        02/29/88             14008.49
        03/31/88             13751.15
        04/30/88             13943.23
        05/31/88             14180.52
        06/30/88             14694.59
        07/31/88             14729.03
        08/31/88             14579.79
        09/30/88             14994.69
        10/31/88             15239.55
        11/30/88             15134.61
        12/31/88             15240.12
        01/31/89             15992.57
        02/28/89             15849.24
        03/31/89             16137.16
        04/30/89             16682.74
        05/31/89             17240.45
        06/30/89             17361.00
        07/31/89             18320.04
        08/31/89             18442.99
        09/30/89             18239.66
        10/31/89             17694.24
        11/30/89             18024.03
        12/31/89             18226.97
        01/31/90             17455.32
        02/28/90             17641.58
        03/31/90             17666.98
        04/30/90             17234.76
        05/31/90             18193.74
        06/30/90             18096.36
        07/31/90             17931.85
        08/31/90             16848.81
        09/30/90             16066.45
        10/31/90             15787.76
        11/30/90             16679.57
        12/31/90             17069.50
        01/31/91             17834.44
        02/28/91             18868.53
        03/31/91             18993.89
        04/30/91             19152.05
        05/31/91             20086.65
        06/30/91             19389.73
        07/31/91             20060.85
        08/31/91             20411.01
        09/30/91             20428.15
        10/31/91             20724.21
        11/30/91             20013.67
        12/31/91             21244.10
        01/31/92             21424.39
        02/29/92             22025.35
        03/31/92             21917.70
        04/30/92             22633.57
        05/31/92             22892.50
        06/30/92             22769.17
        07/31/92             23462.88
        08/31/92             23231.65
        09/30/92             23514.92
        10/31/92             23337.39
        11/30/92             23966.82
        12/31/92             24521.51
        01/31/93             25220.23
        02/28/93             25735.94
        03/31/93             26753.59
        04/30/93             27258.38
        05/31/93             27628.55
        06/30/93             27815.51
        07/31/93             28223.81
        08/31/93             29040.41
        09/30/93             28840.51
        10/31/93             29590.33
        11/30/93             29114.84
        12/31/93             29780.66
        01/31/94             31104.24
        02/28/94             30763.89
        03/31/94             29618.83
        04/30/94             29943.26
        05/31/94             30134.11
        06/30/94             29900.86
        07/31/94             30651.27
        08/31/94             31555.60
        09/30/94             30875.21
        10/31/94             31237.27
        11/30/94             30251.68
        12/31/94             30312.02
        01/31/95             30168.75
        02/28/95             31089.77
        03/31/95             31811.33
        04/30/95             32450.86
        05/31/95             33152.28
        06/30/95             33524.64
        07/31/95             34645.59

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Puritan Fund on July 31, 1985 and paid the 2% sales charge. As the chart shows, by July 31, 1995, the value of your investment would have grown to $33,953 - a 239.53% increase on your initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $40,706 - a 307.06% increase. If you'd put $10,000 in the bond index, it would have grown to $25,994 - a 159.94% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post strong returns
for the 12 months ended July 31,
1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with a
total return of 26.11% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6.
Large-capitalization stocks led
the somewhat narrow market
rally. Technology companies -
whose goods and services
benefited from both corporate
and consumer demand - posted
the strongest earnings growth
and stock price gains. In
February, the Dow Jones
Industrial Average closed
above 4000 for the first time.
Returns from foreign markets
were varied, as investors brought
capital back to the U.S. The
Morgan Stanley Emerging
Markets Free Index was down
3.76% for the 12 months ended
July 31. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index returned 6.95% for the
year ended July 31. European
markets have fared well through
the first half of 1995 - after a
difficult year in 1994 - while the
Japanese market recently has
shown some signs of recovery
after struggling through much of
the year.
An interview with Richard Fentin, Portfolio Manager of Fidelity
Puritan Fund
Q. RICHARD, HOW DID THE FUND PERFORM?
A. For the 12 months ended July 31, 1995, the fund returned 13.03%. The average equity income fund returned 16.18% for the same time period, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM ITS PEER GROUP AVERAGE?
A. During the period, the fund's holdings in Japanese equities didn't perform well, which contributed to underperformance. Japanese securities accounted for about 8% of the fund's investments and they suffered a 20% decline.
Q. WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PAST SIX MONTHS?
A. I've been concentrating on three particular areas: retailing, energy and Japanese equities. There's a common theme here which is that they all are very cheap stocks with improving business prospects.
Q. LET'S LOOK AT RETAILING FIRST. WHAT'S BEEN HAPPENING THERE?
A. Not much is happening right now. The industry has performed poorly for the past 12 to 18 months and sales have been lackluster. However, while interest rates were rising, retailers did a fairly good job of holding down inventories and keeping prices reasonable. The industry is fairly competitive and the stocks are very inexpensive. So far we haven't seen strong sales, ebullient consumer spending or a roaring economy, yet stocks like Wal-Mart, Federated and The Limited should be in a position to prosper when things turn around.
Q. WHAT ABOUT ENERGY?
A. For the past seven years, oil prices have been flat. Despite this, many energy companies have been growing revenues such that their profit margins are all in the double digits. Interestingly, utilization of energy is at a very high level and demand is rising by over a million barrels per year, yet energy prices have remained stable. Some of the bigger companies such as Schlumberger, British Petroleum and Amerada Hess are doing a great job of improving their profits despite the external environment. If the price of energy eventually goes up, these companies will be poised to profit.
Q. THERE SEEMS TO BE A RECURRING THEME HERE . . .
A. Yes. First, all of the stocks I've been buying are historically cheap. Secondly, they are companies that are doing well under adverse conditions. And the third thing is that there is the expectation that these adverse conditions are going to change positively. When that happens, the stock prices should gain some momentum and go from low valuations - prices relative to earnings - to higher-end valuations. It's the same with the Japanese stocks. The Japanese stocks that the fund owns all have rock solid balance sheets, generate cash and are the best at what they do. They're household names like Sony and Toyota. The problem for them is that the Japanese domestic economy isn't doing all that well and the strong yen has hurt them internationally.
Q. LET'S SWITCH DIRECTIONS. WHAT'S YOUR STRATEGY BEEN ON THE BOND SIDE OF THE FUND?
A. I haven't made many changes to the fund's bond holdings since January. By that time, the bond portfolio was fairly conservative, moving out of corporates and into governments and out of the Latin American debt. My overall philosophy on bonds has changed. When interest rates were 9% or 10%, they were a good investment. Now that rates are much lower, they're not as attractive to me versus the stock market. These days, the only time the fund's bond weighting increases is when I sell stocks that are fairly valued.
Q. IN THE LAST REPORT SIX MONTHS AGO, YOU TALKED ABOUT SOME OF THE FUND BEING HEDGED WITH FORWARD FOREIGN CURRENCY CONTRACTS. HAVE THESE IMPACTED THE FUND?
A. I had been using currency contracts to hedge some foreign investments - especially in Japan - against currency volatility. When some foreign currencies strengthened against the U.S. dollar during the period, the fund wound up with currency gains in its foreign stocks, offset by currency losses in its hedge contracts. The net impact on the fund was about break-even, which is the result I was looking for when I decided to hedge. Although the gain side stayed in the fund's share price, unfortunately, for tax reasons, the loss side of the equation counted against the fund's income. This resulted in lower fund dividends. To avoid such a situation in the future, I'll be looking to replace currency contracts with other hedging strategies that can have less impact on the fund's dividend payout.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I think the underlying environment is strong for equities, even though the remainder of 1995 probably won't be as strong as the first part was. More than likely it will be a stock picker's market, as opposed to large-cap and technology stocks dominating. Companies are still performing well, pricing is good and volume is good. Unless something changes drastically, I'll probably stick with my strategies for the coming six months.
FUND FACTS
GOAL: high income with
preservation of capital. The
fund also considers the
potential for growth of capital
START DATE: April 16, 1947
SIZE: as of July 31, 1995,
more than $14.3 billion
MANAGER: Richard Fentin,
since April 1987; manager
Fidelity Growth Company
Fund, 1983-1987; joined
Fidelity in 1980
(checkmark)
RICH FENTIN ON PURITAN FUND'S
HISTORICAL PERFORMANCE:
"Puritan Fund typically
performs better in modest
market years.  When the
market was up about 30% in
1989, the fund was up 19%.
When there was another 30%
year in 1991, the fund was up
24%.  Conversely, in 1992,
when the market was up 7%,
the fund was up 15% and in
1993, when the market was
up about 10%, the fund was
up 21%.
"This is good news for
investors because in the past
80 years, we've had only a
handful of 30% markets.
We've just lived through an
incredibly strong market, a
market that you don't see too
often.
"When the market calms
down, as it inevitably will, this
fund should outperform.  I
manage Puritan for the long
term and the fund is not likely
to hold the more expensive
"hot" stocks.  I'm not
interested in volatility as much
as I am interested in growth
potential at reasonable
valuations."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF JULY 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Schlumberger Ltd.               2.7            2.6

British Petroleum PLC ADR       1.5            1.5

Loews Corp.                     1.4            1.3

Philip Morris Companies, Inc.   1.4            1.4

United Technologies Corp.       1.1            1.1

TOP FIVE BONDS AS OF JULY 31, 1995
                                      % OF FUND'S    % OF FUND'S
                                      INVESTMENTS    INVESTMENTS
                                                     IN THESE BONDS
                                                     6 MONTHS AGO

United States Government              19.1           14.8
 (various issues)

Standard Credit Card Master Trust I   0.7            0.1
 (various issues)

Comdisco, Inc. (various issues)       0.2            0.2

Midlantic Corp. (various issues)      0.2            0.3

Hanson PLC euro 9 1/2%, 1/31/06       0.2            0.3

TOP FIVE MARKET SECTORS AS OF JULY 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Energy               11.1           11.1

Finance              10.5           10.8

Retail & Wholesale   8.6            6.3

Basic Industries     8.1            8.5

Durables             6.1            4.5

ASSET ALLOCATION
AS OF JULY 31, 1995 * AS OF JANUARY 31, 1995 **
Row: 1, Col: 1, Value: 2.1
Row: 1, Col: 2, Value: 2.7
Row: 1, Col: 3, Value: 28.1
Row: 1, Col: 4, Value: 67.09999999999999
Row: 1, Col: 5, Value: 0.0
Stocks 63.4%
Bonds 28.4%
Convertible
securities 2.6%
Short-term and
other investments 5.6%
FOREIGN
INVESTMENTS  23.5%
Stocks 67.1%
Bonds 28.1%
Convertible
securities 2.7%
Short-term and
other investments 2.1%
FOREIGN
INVESTMENTS  20.1%
Row: 1, Col: 1, Value: 5.6
Row: 1, Col: 2, Value: 2.6
Row: 1, Col: 3, Value: 28.4
Row: 1, Col: 4, Value: 63.4
Row: 1, Col: 5, Value: 0.0
*
**
INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 66.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
Flightsafety International, Inc.   745,100 $ 34,181
BASIC INDUSTRIES - 7.5%
CHEMICALS & PLASTICS - 4.8%
Betz Laboratories, Inc. (g)  2,261,100  102,032
CBI Industries, Inc.   642,100  17,337
Dow Chemical Co.  418,000  30,984
du Pont (E.I.) de Nemours & Co.   2,353,100  157,658
Grace (W.R.) & Co.   220,600  13,650
Great Lakes Chemical Corp.   2,507,400  164,548
Nalco Chemical Co. (g)  3,481,200  124,018
Olin Corp.   128,000  7,408
Praxair, Inc.   75,000  2,100
Shin-Etsu Chemical Co. Ltd.   1,606,000  32,167
Union Carbide Corp.   1,325,800  46,072
  697,974
IRON & STEEL - 0.2%
Armco, Inc. (a)  688,300  4,560
Carpenter Technology Corp.   10,200  752
Nucor Corp.   473,500  25,451
Republic Engineered Steels, Inc. (a)  350,000  2,800
  33,563
METALS & MINING - 0.8%
Alcan Aluminium Ltd.   2,224,900  75,438
Alumax, Inc. (a)   1,000,100  34,378
Reynolds Metals Co.   71,600  4,475
  114,291
PACKAGING & CONTAINERS - 0.2%
Carnaudmetalbox SA  285,000  12,614
Owens-Illinois, Inc. (a)  1,081,600  15,007
Sonoco Products Co.   257,775  6,573
  34,194
PAPER & FOREST PRODUCTS - 1.5%
Champion International Corp.   1,899,700  107,096
International Paper Co.   850,097  71,833
Jefferson Smurfit Corp. (a)  703,100  10,415
Mail-Well Holdings, Inc. (a)(h)  7,500  45
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Union Camp Corp.   613,300 $ 34,498
Weyerhaeuser Co.   10,000  468
  224,355
TOTAL BASIC INDUSTRIES   1,104,377
CONGLOMERATES - 1.8%
Allied-Signal, Inc.   212,300  9,925
Brascan Ltd. Class A  950,000  16,454
Coltec Industries, Inc. (a)   1,748,200  26,660
Textron, Inc.   334,000  22,211
Tomkins PLC Ord.   3,445,147  14,099
Tyco International Ltd.   241,300  13,272
United Technologies Corp.   1,966,900  165,220
  267,841
CONSTRUCTION & REAL ESTATE - 1.6%
BUILDING MATERIALS - 0.2%
Cooper Cameron Corp.   836,662  18,720
Masco Corp.   562,900  14,635
  33,355
CONSTRUCTION - 0.0%
Centex Corp.   77,900  2,181
Walter Industries, Inc. (a)  25,749  402
  2,583
ENGINEERING - 0.4%
EG & G, Inc. (g)  3,170,000  59,041
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Associated Estates Realty Corp.  87,700  1,787
Bay Apartment Community, Inc.   66,300  1,318
Bradley Real Estate Trust  20,000  323
CBL & Associates Properties, Inc.  199,900  4,123
CWM Mortgage Holdings, Inc.   55,000  701
Cali Realty Corp. (a)  365,000  7,072
Carr Realty Corp.   41,100  760
CenterPoint Properties Corp.   102,400  2,099
Crown American Realty Trust (SBI)  735,200  9,282
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Developers Diversified Realty  80,000 $ 2,430
Duke Realty Investors, Inc.   100,000  2,863
Equity Residential Property Trust (SBI)  231,600  6,832
Excel Realty Trust, Inc.   259,200  5,184
Felcor Suite Hotels, Inc.   230,900  6,205
Glimcher Realty Trust  182,500  3,901
Haagen Alexander Properties, Inc.   185,000  2,266
Highwoods Properties, Inc.   81,100  2,048
Kimco Realty Corp.   324,500  12,939
LTC Properties, Inc.   636,500  8,911
Liberty Property Trust (SBI)  380,600  7,612
Macerich Co.   397,600  8,151
Mid Atlantic Realty Trust  272,000  2,397
National Golf Properties, Inc.   221,300  4,564
Omega Healthcare Investors, Inc.  5,300  138
RFS Hotel Investors, Inc.  600,000  8,625
Realty Income Corp.   121,000  2,632
Simon Properties Group, Inc.   465,400  11,402
Speiker Properties, Inc.   132,300  2,993
Starwood lodging Trust combined certificate (SBI)(a)  219,400  5,704
Storage Equities, Inc.   362,200  6,203
Urban Shopping Centers, Inc.   160,000  3,460
  144,925
TOTAL CONSTRUCTION & REAL ESTATE   239,904
DURABLES - 5.9%
AUTOS, TIRES, & ACCESSORIES - 3.0%
Genuine Parts Co.   1,153,600  43,548
Honda Motor Co. Ltd.   2,827,000  46,066
Johnson Controls, Inc.   1,593,300  95,996
Michelin SA Cie Generale des Etablissements Class B (a)  1,200,000  56,820
PACCAR, Inc.   49,800  2,639
Pullman Co. (Del)(a)  131,108  918
Snap-on Tools Corp. (g)  2,607,800  108,876
Suzuki Motor Corp.   515,000  6,294
Toyota Motor Corp.   3,750,000  78,081
  439,238
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 1.8%
Matsushita Electric Industrial Co. Ltd.   5,674,000 $ 94,385
Sony Corp.   1,627,400  87,843
Sunbeam-Oster, Inc.   2,611,800  43,095
Whirlpool Corp.   511,100  29,516
  254,839
HOME FURNISHINGS - 0.0%
Heilig-Meyers Co.   20,000  505
Polyvision Corp.   5,679  19
  524
TEXTILES & APPAREL - 1.1%
Burlington Industries, Inc. (a)  2,360,200  29,503
Liz Claiborne, Inc.   1,153,300  26,382
Nisshinbo Industries  537,000  4,837
Reebok International Ltd.   409,500  14,691
Russell Corp.   238,500  6,738
Shaw Industries, Inc.   304,500  5,138
Stride Rite Corp.   1,426,100  15,865
Unifi, Inc.   2,366,800  59,762
  162,916
TOTAL DURABLES   857,517
ENERGY - 10.0%
COAL - 0.0%
Eastern Enterprises Co.   32,900  995
MAPCO, Inc.   51,300  2,783
  3,778
ENERGY SERVICES - 4.6%
Baker Hughes, Inc.   4,390,100  97,131
Enterra Corp. (a)  65,900  1,384
Halliburton Co.   2,200,300  89,387
Helmerich & Payne, Inc. (g)  1,343,700  38,631
Marine Drilling Cos., Inc. (a)  500,000  1,875
McDermott International, Inc.   772,800  19,030
Schlumberger Ltd.   5,786,200  387,675
Sonat Offshore Drilling, Inc.   342,800  11,484
Transocean Drilling AS (a)  1,122,500  15,349
  661,946
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 5.4%
Amerada Hess Corp.   2,366,300 $ 112,991
Atlantic Richfield Co.   423,300  48,785
British Petroleum PLC:
ADR  2,348,498  213,126
 Ord.   7,441,819  56,221
Burlington Resources, Inc.   2,436,100  94,703
Coastal Corp. (The)  2,517,500  78,357
Kelley Oil & Gas Corp. (a)(g)  3,000,000  13,125
Kerr-McGee Corp.   242,700  13,804
Murphy Oil Corp.   90,800  3,711
Occidental Petroleum Corp.   2,299,500  51,739
Petro-Canada  1,007,200  10,061
Renaissance Energy Ltd. (a)  130,000  2,704
San Juan Basin Royalty Trust (UBI)  1,469,600  9,736
Sun Company, Inc.   10,000  294
Total SA:
Class B  769,460  46,607
 sponsored ADR  228,419  7,110
Unocal Corp.   904,810  25,448
  788,522
TOTAL ENERGY   1,454,246
FINANCE - 6.6%
BANKS - 0.3%
Bankers Trust New York Corp.   10,000  645
Deutsche Bank AG  800,000  39,459
  40,104
CREDIT & OTHER FINANCE - 0.4%
American Express Co.   1,555,827  59,899
Jayhawk Acceptance Corp.   18,500  185
   60,084
INSURANCE - 3.8%
Alexander & Alexander Services, Inc.   236,100  5,430
Allstate Corp.   4,473,295  139,790
Berkley (W.R.) Corp. (g)  885,000  33,962
Chubb Corp. (The)  412,400  34,642
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Loews Corp.   1,702,300 $ 204,914
MBIA, Inc.   524,100  35,508
NAC Re Corp.   707,900  26,015
Old Republic International Corp.   553,000  14,585
PMI Group, Inc.   121,500  5,650
Providian Corp.   30,000  1,076
SAFECO Corp.   10,900  638
Travelers, Inc. (The)  920,349  43,602
Western National Corp.   399,000  4,738
  550,550
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   3,507,928  78,490
Golden West Financial Corp.   991,670  46,361
Washington Mutual, Inc.   134,100  3,202
  128,053
SECURITIES INDUSTRY - 1.2%
Bear Stearns Companies, Inc.   649,950  14,380
Daiwa Securities Co. Ltd.   1,264,000  15,162
ECM Corp. LP (a)(i)  6,318  632
Edwards (A.G.), Inc.   531,700  13,027
Lehman Brothers Holdings, Inc.   687,000  15,200
Morgan Stanley Group, Inc.   211,000  17,645
Nomura Securities Co. Ltd.   4,750,000  91,377
  167,423
TOTAL FINANCE   946,214
HEALTH - 2.2%
DRUGS & PHARMACEUTICALS - 1.2%
American Home Products Corp.   1,161,600  91,766
Sankyo Co. Ltd.   2,248,400  52,921
Sigma Aldrich Corp.   422,400  21,226
Takeda Chemical Industries Ltd.   403,000  5,427
  171,340
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Acuson Corp. (a)  70,300  808
Baxter International, Inc.   2,189,500  81,559
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Hillenbrand Industries, Inc.   812,200 $ 24,163
Pall Corp.   1,591,100  36,396
  142,926
TOTAL HEALTH   314,266
HOLDING COMPANIES - 0.2%
Brierley Investments Ltd.   35,224,151  26,627
SDW Holdings Corp. (warrants) (a)  1,970  13
   26,640
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 1.4%
AMETEK, Inc. (g)  3,001,800  54,408
Ampex Corp. (a):
Class A   33,152  143
 Class A (warrants)  93,551  403
 Class C   236,529  1,020
Mitsubishi Electric Co. Ord.   11,006,000  81,328
Omron Corp.   2,966,000  67,462
Westinghouse Electric Corp.   20,000  273
  205,037
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   294,400  20,718
Cooper Industries, Inc.   1,575,650  58,890
Exide Corp.   627,900  32,023
Goulds Pumps, Inc.  1,030,900  22,680
Harnischfeger Industries, Inc.   1,236,100  46,354
Keystone International, Inc.   1,468,100  30,830
McDermott (J. Ray) SA  352,400  7,885
Mitsubishi Heavy Industries Ltd.   6,502,000  46,869
Terex Corp. (rights) (a)(h)  5,610  1
Thermadyne Holdings Corp. (a)  82,059  1,292
Valmet Corp. OY Ord.   1,000,000  29,023
Watts Industries, Inc. Class A  3,000  70
  296,635
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
Safety Kleen Corp.   1,074,800 $ 16,794
WMX Technologies, Inc.   1,100,000  34,375
  51,169
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   552,841
MEDIA & LEISURE - 0.8%
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(h):
$2.00 (warrants)   256,000  64
 $2.72 (warrants)  244,705  61
  125
LEISURE DURABLES & TOYS - 0.3%
Fleetwood Enterprises, Inc.   1,869,900  38,567
IHF Capital, Inc. (a)(i):
Series H (warrants)   10,225  716
 Series I (warrants)  5,050  101
Rawlings Sporting Goods, Inc. (a)(g)  781,500  7,815
  47,199
LODGING & GAMING - 0.1%
Bally's Gaming International, Inc. (a)  84,392  928
Bally's Gaming International, Inc. (warrants) (a)  135,000  928
Bally's Grand, Inc. (warrants) (a)  12,878  109
Forte PLC  2,750,000  11,474
Motels of America, Inc. (a)   3,000  225
Sun International Hotels Ltd. (a)  39,107  2,082
Sun International Hotels Ltd. Class B (a)  8,212  409
  16,155
PUBLISHING - 0.0%
General Media, Inc. (warrants) (a)   1,110  11
RESTAURANTS - 0.4%
Brinker International, Inc. (a)   2,487,900  44,160
Darden Restaurants, Inc (a).   754,300  8,203
Dave & Busters, Inc. (a)   142,000  2,254
  54,617
TOTAL MEDIA & LEISURE   118,107
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.9%
BEVERAGES - 0.0%
Seagram Co. Ltd.   100,900 $ 3,625
FOODS - 1.2%
ConAgra, Inc.   2,613,300  98,652
Dole Food, Inc.   2,077,600  66,224
Flowers Industries, Inc.   262,800  4,829
International Multifoods Corp.   191,300  4,376
  174,081
HOUSEHOLD PRODUCTS - 0.5%
First Brands Corp.   903,200  36,128
Rubbermaid, Inc.   550,300  16,371
Stanhome, Inc.   421,900  13,554
  66,053
TOBACCO - 2.2%
Imasco Ltd.   1,069,600  19,211
Philip Morris Companies, Inc.   2,764,400  198,000
RJR Nabisco Holdings Corp.   3,509,422  96,948
  314,159
TOTAL NONDURABLES   557,918
PRECIOUS METALS - 0.2%
Agnico Eagle Mines Ltd.   1,169,400  15,860
Newmont Mining Corp.   100,000  4,275
Sudbury Contact Mines Ltd. (a)   358,000  3,674
   23,809
RETAIL & WHOLESALE - 8.3%
APPAREL STORES - 1.5%
Charming Shoppes, Inc.   4,339,600  21,156
Edison Brothers Stores, Inc.   1,068,000  10,680
Filene's Basement Corp. (a)(g)  1,927,310  10,721
Gap, Inc.   1,660,100  57,896
Lamonts Apparel, Inc. (a)  50,220  19
Lamonts Apparel, Inc. (warrants) (a)  92,674  -
Limited, Inc. (The)  5,605,400  114,911
  215,383
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 4.4%
Dayton Hudson Corp.   1,848,900 $ 139,823
Dillard Department Stores, Inc. Class A  2,490,800  77,215
Family Dollar Stores, Inc.   999,600  18,243
Federated Department Stores, Inc. (a)   4,001,187  113,534
Ito-Yokado Co. Ltd.   1,400,000  77,153
Mac Frugals Bargains Closeout, Inc.(a)   876,700  15,452
Price/Costco, Inc. (a)  1,995,100  35,787
Sears, Roebuck & Co.   1,365,100  44,536
Wal-Mart Stores, Inc.   4,100,500  109,176
  630,919
GROCERY STORES - 1.4%
FF Holdings Corp. (a)(h)   39,600  79
Fleming Companies, Inc.   1,628,993  42,965
Food 4 Less Holdings, Inc. (warrants) (a)(h)  14,206  431
Giant Food, Inc. Class A  972,200  29,652
Grand Union Capital Corp. Class B (a)  5,975  -
Great Atlantic & Pacific Tea Co., Inc.   1,647,800  45,932
Supervalu, Inc.   2,941,600  90,454
  209,513
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
Barrys Jewelers, Inc. (a)  45,576  199
Barrys Jewelers, Inc. (warrants) (a)  5,697  1
Duty Free International, Inc.   1,029,700  9,525
Fabri-Centers of America, Inc. (a)  441,800  10,493
Fingerhut Companies, Inc.   1,876,000  31,423
Finlay Enterprises, Inc. (a)  2,446  38
Pier 1 Imports, Inc.   398,700  3,887
Sotheby's Holdings, Inc. Class A (g)  1,981,100  26,497
Toys "R" Us, Inc. (a)  900,000  25,200
Uny Co. Ltd.   1,516,000  24,703
Vendex International Bearer (a)  390,000  10,669
  142,635
TOTAL RETAIL & WHOLESALE   1,198,450
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 3.4%
ADVERTISING - 0.3%
WPP Group PLC  2,388,900 $ 5,126
WPP Group PLC (i)  13,740,000  29,157
WPP Group PLC ADR  541,000  2,333
  36,616
PRINTING - 1.2%
Deluxe Corp.   1,758,500  56,492
Donnelley (R.R.) & Sons Co.   1,292,200  48,296
Harland (John H.) Co.   842,900  18,649
Komori Corp.   757,000  16,619
Nashua Corp.   235,700  4,213
Standard Register Co.   97,200  2,078
Toppan Printing Co. Ltd.   1,853,000  26,211
  172,558
SERVICES - 1.9%
ADT Ltd. (a)  4,306,400  51,677
Angelica Corp.   10,000  253
BET PLC Ord.   28,864,900  61,252
CPI Corp.   331,400  7,208
Ideon Group, Inc. (g)  2,552,700  26,803
Jostens, Inc.   2,056,500  46,785
National Service Industries, Inc.   424,300  12,517
Western Atlas, Inc. (a)   1,439,100  64,760
  271,255
TOTAL SERVICES   480,429
TECHNOLOGY - 4.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Mentor Graphics Corp. (a)  946,000  17,501
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Canon, Inc.   3,401,000  61,577
Casio Computer Co. Ltd. Ord.   2,995,000  29,045
Fujitsu Ltd.   1,400,000  14,813
International Business Machines Corp.   917,900  99,936
Stratus Computer, Inc. (a)  246,000  6,396
Wang Laboratories, Inc. (a)  1,042,051  19,538
  231,305
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.1%
Measurex Corp.   532,700 $ 16,114
ELECTRONICS - 1.8%
AMP, Inc.   2,636,600  113,703
Hitachi Ltd.   10,088,000  106,850
Nitto Denko Corp.   1,877,000  30,798
Thomas & Betts Corp.   180,300  12,193
Toshiba Corp.   218,000  1,517
  265,061
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   10,000  576
Fuji Photo Film Co. Ltd.   2,679,000  70,332
Polaroid Corp.   1,143,300  49,019
  119,927
TOTAL TECHNOLOGY   649,908
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 0.2%
KLM Royal Dutch Airlines (a)   102,300  3,811
KLM Royal Dutch Airlines Ord.   585,700  22,018
  25,829
RAILROADS - 1.4%
Burlington Northern, Inc.   1,022,900  70,836
CSX Corp.   10,000  839
Canadian Pacific Ltd. Ord.   3,646,269  65,157
Illinois Central Corp., Series A  504,100  19,912
Southern Pacific Rail Corp. (a)  1,983,800  39,180
  195,924
TRUCKING & FREIGHT - 1.1%
Airborne Freight Corp.   548,400  11,722
Consolidated Freightways, Inc.   1,181,300  28,204
Hunt (J.B.) Transport Services, Inc.   812,800  14,021
Roadway Services, Inc. (g)  2,035,800  102,808
  156,755
TOTAL TRANSPORTATION   378,508
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 2.8%
ELECTRIC UTILITY - 0.5%
Fuji Electric Co. Ltd.   2,466,000 $ 13,506
Great Bay Power (a)   46,683  362
Veba AG Ord.   1,549,000  64,278
  78,146
GAS - 0.2%
ENSERCH Corp.   1,246,700  22,285
UGI Corp. (warrants) (a)  13,633  2
  22,287
TELEPHONE SERVICES - 2.1%
Ameritech Corp.  845,500  40,901
Bell Atlantic Corp.   686,900  39,325
Koninklijke PPT Nederland  1,212,763  45,357
Koninklijke PPT Nederland (a)(i)  653,900  24,455
NYNEX Corp.   3,158,100  130,272
Pacific Telesis Group  816,500  23,066
  303,376
TOTAL UTILITIES   403,809
TOTAL COMMON STOCKS
(Cost $8,069,045)   9,608,965
PREFERRED STOCKS - 2.3%
CONVERTIBLE PREFERRED STOCKS - 1.5%
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.0%
Bethlehem Steel Corp. $5.00   16,300  890
METALS & MINING - 0.1%
Reynolds Metals Co. $3.31  330,400  18,213
TOTAL BASIC INDUSTRIES   19,103
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
ENERGY - 0.7%
ENERGY SERVICES - 0.1%
McDermott International, Inc., Series C, $2.875 (i)   300,000 $ 13,350
OIL & GAS - 0.6%
Atlantic Richfield Co. exchangeable $0.5575  1,217,200  33,169
Occidental Petroleum Corp. $3.875 (i)  389,500  22,104
Unocal Corp. $3.50 (i)  510,500  27,184
  82,457
TOTAL ENERGY   95,807
FINANCE - 0.2%
INSURANCE - 0.2%
Alexander & Alexander Services, Inc., Series A, $3.625 (i) 146,800 7,303 Allstate Corp. exchangeable $0.575 374,600 15,921
  23,224
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
U.S. Surgical Corp. $2.20 (i)  681,000  18,387
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Westinghouse Electric Corp. $1.30 (i)  3,708,000  50,522
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. $2.00 (a)  112,098  84
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Alpine Group, Inc. 8%  3,025  136
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Sprint Corp. $0.6573  405,700 $ 13,997
TOTAL CONVERTIBLE PREFERRED STOCKS   221,260
NONCONVERTIBLE PREFERRED STOCKS - 0.8%
BASIC INDUSTRIES - 0.0%
IRON & STEEL - 0.0%
Stelco, Inc., Series B, 7.76%  22,425  358
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. 14% exchangeable pay-in-kind (a)  1,970  56
TOTAL BASIC INDUSTRIES   414
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Volkswagen AG $12.00  87,000  21,528
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd. (a)(h)   46,430  128
Gulf Canada Resources Ltd., Series 1, adj. rate   1,630,370  4,687
  4,815
FINANCE - 0.2%
BANKS - 0.1%
First Interstate Bancorp depositary shares representing
1/8 share, Series G, 9%  108,000  2,835
Shawmut National Corp. depositary shares representing
1/10th share 9.30%  369,700  9,705
  12,540
SAVINGS & LOANS - 0.1%
First Nationwide Bank 11 1/2%  131,455  14,329
TOTAL FINANCE   26,869
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp. 8% (a)(h)  2,581 $ 1,510
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
PanAmSat Corp. 12 3/4%   16,780  17,577
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Berg Electronics Holding Corp., Series E, $3.4687  202,899  5,478
UTILITIES - 0.3%
ELECTRIC UTILITY - 0.3%
Cleveland Electric Illuminating Co., Series M adj. rate (a) 31,663 3,154 Gulf States Utilities Co.:
$1.75  500,000  11,813
 $9.96 (a)  44,488  4,460
 Series A, adj. rate (a)  41,940  4,068
 Series B, adj. rate   76,513  3,749
Long Island Lighting Co. $7.95  362,035  8,915
Public Service Co. of New Hampshire Co., Series A (a) 404,707 10,674 Texas Utilities Electric Co., Series B adj. rate 16,155 1,531
  48,364
TOTAL NONCONVERTIBLE PREFERRED STOCKS   126,555
TOTAL PREFERRED STOCKS
(Cost $336,792)   347,815
CORPORATE BONDS - 9.0%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
CONVERTIBLE BONDS - 1.2%
CONGLOMERATES - 0.4%
Hanson America, Inc. 2.39%, 3/1/01 (i)   A3 $ 28,650 $ 22,741
Hanson PLC euro 9 1/2%, 1/31/06  A2 GBP 19,500  31,812
   54,553
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Cemex SA 4 1/4%, 11/1/97 (i)  B1  7,700  6,276
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Centerpoint Properties Corp. 8.22%, 1/15/04  -  1,854  2,076
LTC Properties, Inc. 8 1/2%, 1/1/00  -  2,088  2,098
Liberty Property LP 8%, 7/1/01  -  1,962  1,987
  6,161
TOTAL CONSTRUCTION & REAL ESTATE   12,437
ENERGY - 0.0%
OIL & GAS - 0.0%
USX-Marathon Group 7%, 6/15/17   BB-  4,490  4,086
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Roche Holdings, Inc. liquid yield option notes
0%, 4/20/10 (i)  -  56,200  22,375
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.0%
Ampex Corp., Series C, 0%, 6/30/97  -  762  1,024
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  21,962  22,429
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   23,453
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
PRECIOUS METALS - 0.1%
Agnico Eagle Mines Ltd. yankee
3 1/2%, 1/27/04  B1 $ 9,165 $ 7,710
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3  29,760  11,960
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
Softe SA euro 4 1/4%, 7/30/98 (d)  - ITL 16,010  11,892
TOTAL CONVERTIBLE BONDS   148,466
NONCONVERTIBLE BONDS - 7.8%
AEROSPACE & DEFENSE - 0.0%
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  2,090  2,006
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.1%
Harris Chemical Corp. 0%, 7/15/01 (f)  B2  3,020  2,726
Pioneer Americas Acquisition Corp.
13 3/8%, 4/1/05 (i)  B2  9,500  9,833
Trans Resources, Inc. 14 1/2%, 9/1/96  B2  515  520
  13,079
IRON & STEEL - 0.1%
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  B2  7,590  7,192
WCI Steel, Inc., Series B, 10 1/2%, 3/1/02  B1  2,400  2,388
  9,580
METALS & MINING - 0.0%
International Wire Group, Inc.
11 3/4%, 6/1/05 (i)  B3  6,850  7,021
PACKAGING & CONTAINERS - 0.1%
Crown Packaging Holdings Ltd.
0%, 11/1/03 (f)  Caa  8,160  3,856
Grupo Industrial Durango
9.6875%, 11/18/96 (i)(k)  B1  5,355  4,980
  8,836
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.2%
Alto Parana euro 12%, 3/4/95 (n)  - $ 2,460 $ 1,722
Chesapeake Corp.:
10 3/8%, 10/1/00  Baa3  2,700  3,076
 9 7/8%, 5/1/03  Baa3  10,000  11,437
Great Northern Nekoosa Corp.
9 1/8%, 2/1/98  Baa2  7,800  8,234
Mail-Well Holdings, Inc. 0%, 2/15/06 (f)  -  1,220  525
Stone Container Corp. 10 3/4%, 4/1/02  -  2,250  2,295
  27,289
TOTAL BASIC INDUSTRIES   65,805
CONGLOMERATES - 0.1%
Jordan Industries, Inc.:
10 3/8%, 8/1/03  B3  4,460  4,237
 0%, 8/1/05 (f)  Caa  12,880  7,792
  12,029
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Building Materials Corp. America
0%, 7/1/04 (f)  B1  20,360  12,471
Cemex SA 10%, 11/5/99 (i)  Ba2  5,000  4,650
  17,121
CONSTRUCTION - 0.0%
Walter Industries, Inc. 12.19%, 3/15/00  -  326  331
TOTAL CONSTRUCTION & REAL ESTATE   17,452
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Leslie Fay Cos., Inc. (b)(h):
9.53%, 1/15/00   -  1,130  678
 10.54%, 1/15/02  -  1,021  511
United States Leather, Inc. 10 1/4%, 7/31/03  B2  2,960  2,538
TOTAL DURABLES   3,727
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.4%
ENERGY SERVICES - 0.1%
Petroliam Nasional Berhad yankee
6 7/8%, 7/1/03 (i)  A1 $ 9,250 $ 9,121
Transtexas Gas Corp. 11 1/2%, 6/15/02  B2  10,000  10,350
  19,471
OIL & GAS - 0.3%
Deeptech International, Inc. 12%, 12/15/00  B3  4,070  3,195
Elf Aquitaine yankee 7 3/4%, 5/1/99  Aa3  2,850  2,958
Harcor Energy, Inc. Unit
14 7/8%, 7/15/02 (i)  B3  7,500  7,459
Mesa Capital Corp. secured 0%, 6/30/98 (f)  Caa  3,100  2,802
Petroleos Mexicanos (i):
yankee 11.43%, 12/13/95  Ba2  4,000  4,005
 7.60%, 6/15/00 (k)  Ba2  14,000  12,075
Transamerican Refining Corp. (k):
0%, 2/15/02  Caa  3,800  2,508
 16 1/2 %, 2/15/02  Caa  8,120  8,688
  43,690
TOTAL ENERGY   63,161
FINANCE - 3.5%
ASSET-BACKED SECURITIES - 1.5%
Capital Auto Receivables Asset Trust
5.85%, 1/15/98  Aaa  4,828  4,806
Discover Card Trust:
7 7/8%, 4/16/98  A2  2,750  2,777
 6 1/8%, 5/15/98   A2  3,700  3,691
 7.30%, 5/21/99  Aaa  8,000  8,090
Ford Auto Loan Master Trust
6 7/8%, 1/15/99  Aaa  20,000  20,206
General Motors Acceptance Corp. Grantor Trust
1995-A, 7.15%, 3/15/00   Aaa  17,050  17,274
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  4,180  4,160
MBNA Master Credit Card Trust
7 3/4%, 10/15/98  Aaa  5,000  5,089
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
6.85%, 10/4/97  Aaa $ 21,785 $ 21,940
 4.90%, 12/15/98  Aaa  1,750  1,727
 4.95%, 2/2/99  A2  4,166  4,114
Sears Credit Account Trust:
 8.60%, 5/15/98  Aaa  9,000  9,169
 Series 1991-C, Class 1, 8.65%, 7/15/98  -  15,500  15,854
Standard Credit Card Master Trust I
participation certificates:
 8 1/2%, 6/7/96  Aaa  27,800  28,347
  8 1/4%, 10/7/97  A2  8,620  8,817
  5 1/2%, 9/7/98  A2  5,600  5,500
  6 1/4%, 9/7/98  A2  2,650  2,640
  4.65%, 3/7/99  Aaa  17,000  16,639
  4.85%, 3/7/99  A2  7,800  7,595
  8 7/8%, 9/7/99  Aaa  20,000  21,206
  7.65%, 2/15/00  A2  3,800  3,900
Union Federal Savings, Series1994-D,
8.20%, 1/10/01  Baa2  1,955  1,998
  215,539
BANKS - 0.9%
Bank of Boston Corp.:
9 1/2%, 8/15/97  Baa1  5,298  5,616
 10.30%, 9/1/00  Baa1  11,823  11,823
Citicorp euro (k):
5.9375%, 7/10/97  A3  2,000  1,994
 5%, 1/30/98   A3  3,000  2,981
Corporacion Andina de Fomento yankee
7 1/4%, 4/30/98 (i)  Baa3  5,900  5,841
Export-Import Bank Korea 7.85%, 11/1/96  A1  14,200  14,462
First Maryland Bancorp 10 3/8%, 8/1/99  Baa1  8,345  9,347
Hartford National Corp. 9.85%, 6/1/99  Baa2  2,000  2,204
Korea Development Bank 9.60%, 12/1/00  A1  6,000  6,706
Manufacturers Hanover Trust NY
5.8125%, 4/30/97 (k)  A2  500  496
Merchants National Corp. 9 7/8%, 10/1/99  A2  6,850  7,619
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
BANKS - CONTINUED
Midlantic Corp.:
9 7/8%, 12/1/99  Baa1 $ 18,227 $ 20,092
 9.20%, 8/1/01  Baa1  11,550  12,776
Nationsbank Corp. 5 1/8%, 9/15/98  A2  2,000  1,922
Shawmut Corp.:
8 7/8%, 4/1/96  Baa1  1,840  1,869
 8 1/8%, 2/1/97  Baa1  9,125  9,372
Signet Banking Corp.:
6 1/4%, 5/15/97 (k)  Baa2  2,640  2,612
 6%, 4/15/98 (k)  Baa2  6,210  6,131
 9 5/8%, 6/1/99  Baa2  7,500  8,188
United Virginia Bankshares, Inc.
8 5/8%, 4/15/98  Baa1  1,522  1,596
  133,647
CREDIT & OTHER FINANCE - 0.5%
Fleet Mortgage Group, Inc. 6 1/2%, 6/15/00  A3  3,900  3,851
Ford Motor Credit Co.:
5 5/8%, 3/3/97  A1  1,250  1,237
 euro 8 5/8%, 1/24/00  A1  7,250  7,776
General Motor Acceptance Corp.:
7 3/4%, 1/28/97  A3  4,250  4,337
 7 3/8%, 2/27/97  A3  2,000  2,031
 8 3/8%, 5/1/97  A3  4,000  4,123
 7 3/4%, 5/12/97  A3  2,000  2,046
 6 1/8%, 6/9/97  A3  28,500  28,381
 6%, 6/16/97  A3  1,000  994
 6.40%, 7/30/97  A3  1,000  1,000
 6.30%, 9/10/97  A3  1,000  998
Greyhound Financial Corp.:
8%, 1/15/97  Baa1  3,000  3,066
 8 1/4%, 3/11/97  Baa1  2,150  2,208
 6.95%, 1/28/98  Baa2  2,000  2,014
Nacional Financiera S N C:
euro 5 7/8%, 2/17/98  -  5,000  4,425
 yankee 9 3/8%, 4/23/99 (i)  Ba2  5,000  4,700
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Westinghouse Credit Corp.:
9.04%, 6/1/98  Ba1 $ 2,250 $ 2,345
 9.30%, 6/7/99  Ba1  3,400  3,575
  79,107
INSURANCE - 0.4%
American Annuity Group, Inc. 11 1/8%, 2/1/03  Ba3  1,760  1,839
American Financial Corp. (Ohio)
9 3/4%, 4/20/04 (h)  Ba3  13,860  13,704
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (i)  Aa3  13,640  12,804
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (i)  Aa3  9,860  9,329
New York Life Insurance Co.
6 2/5%, 12/15/03 (i)  Aa2  9,500  9,045
Ohio National Life Insurance Co.
8 7/8%, 7/15/04 (i)  A3  5,940  6,417
  53,138
SAVINGS & LOANS - 0.2%
Great Western Bank Federal Savings Bank
10 1/4%, 6/15/00  A3  2,400  2,654
Great Western Financial Corp. 6 3/8%, 7/1/00  Baa1  1,330  1,302
Home Savings of America 6%, 11/1/00  A3  10,500  10,052
USAT Holdings, Inc. 9.05%, 5/15/98 (i)  Ba2  19,550  19,306
  33,314
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/10/02 (i)  -  1,201  1,321
TOTAL FINANCE   516,066
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
ELECTRICAL EQUIPMENT - 0.0%
Westinghouse Electric Corp.:
9.15%, 1/20/98  Ba1  950  991
 8.73%, 2/13/98  Ba1  1,100  1,148
 9.40%, 1/31/01  Ba1  1,725  1,861
  4,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Specialty Equipment Cos., Inc.
11 3/8%, 12/1/03   B3 $ 10,000 $ 10,400
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  2,790  2,651
 10 3/4%, 11/1/03  Caa  8,819  8,488
  21,539
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   25,539
MEDIA & LEISURE - 1.1%
BROADCASTING - 0.3%
Citicasters, Inc. 9 3/4%, 2/15/04  B-   7,813  7,813
Grupo Televisa SA:
0%, 4/7/96 (k)  Ba2  14,620  14,401
 euro 10%, 11/9/97  Ba2  4,000  3,880
Marcus Cable Capital Corp.
0%, 12/15/05 (f)(i)  Caa  3,960  2,272
NWCG Holdings Corp. 0%, 6/15/99  Caa  14,605  9,420
Peoples Choice TV Corp. Unit 0%, 6/1/04 (f)  Caa  8,070  3,874
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  4,270  4,334
  45,994
LEISURE DURABLES & TOYS - 0.1%
ICON Health And Fitness, Inc. 13%, 7/15/02  B3  5,050  5,176
IHF Holdings, Inc. 0%, 11/15/04 (f)  Caa  10,225  5,573
  10,749
LODGING & GAMING - 0.3%
Bally's Casino Holdings, Inc.
10 1/2%, 6/15/98  B3   8,480  6,190
Bally's Gaming International, Inc.
10 3/8%, 7/15/98  -  4,500  4,635
Boyd Gaming Corp. 10 3/4%, 9/3/03  B2  5,260  5,444
GNF Corp., Series B, 10 5/8%, 4/1/03  B2  4,930  4,351
Grand Casino Resorts, Inc. gtd. 1st mtg.
12 1/2%, 2/1/00  Ba3  610  683
HMH Properties, Inc.  9 1/2%, 5/15/05 (i)  B1  5,000  4,913
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
President Riverboat Casinos 13%, 9/15/01  B $ 7,050 $ 6,204
Stratosphere Corp. 14 1/4%, 5/15/02  B2  1,530  1,622
Trump Plaza Funding, Inc. gtd. mtg.
10 7/8%, 6/15/01  B3  2,390  2,265
  36,307
PUBLISHING - 0.1%
News American Holdings, Inc.:
gtd. 9 1/8%, 10/15/99  Ba1  10,000  10,753
 8 5/8%, 2/1/03  Ba1  3,805  4,067
  14,820
RESTAURANTS - 0.3%
American Restaurant Group, Inc.:
12%, 9/15/98  B2  5,180  4,248
 12%, 9/15/98 (New)  B2  900  738
Cafeteria Operators LP 11%, 6/30/98 (b)(h)  -  7,577  1,894
Flagstar Corp. 11 1/4%, 11/1/04  Caa  23,725  19,988
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05 (i)  B1  12,500  12,250
  39,118
TOTAL MEDIA & LEISURE   146,988
NONDURABLES - 0.2%
BEVERAGES - 0.0%
Heileman Acquisition Corp. 9 5/8%, 1/31/04  B3  6,500  4,095
FOODS - 0.1%
Dart & Kraft, Inc. gtd. 7 3/4%, 11/30/98  A2  7,239  7,456
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  Ba1  2,100  2,239
  9,695
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  3,770  3,789
Revlon Worldwide Corp. secured
0%, 3/15/98  B3  21,905  15,662
  19,451
TOTAL NONDURABLES   33,241
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.2%
Apparel Retailers, Inc. 0%, 8/15/05 (f)  Caa $ 8,170 $ 4,984
Lamonts Apparel Corp. 10 1/4%, 11/1/99 (b)(i)  -  3,082  1,510
Mothers Work, Inc. 12 5/8%, 8/1/05 (i)  B3  5,000  4,919
Specialty Retailers, Inc.:
10%, 8/15/00  B1  1,450  1,392
 11%, 8/15/03  B3  5,110  4,778
 11%, 8/15/03 (i)  B-  10,000  9,018
  26,601
GENERAL MERCHANDISE STORES - 0.1%
El Puerto de Liverpool SA de CV
7 1/4%, 10/19/96 (i)  -  2,988  2,839
Parisian, Inc. 9 7/8%, 7/15/03  Caa  8,840  7,072
  9,911
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Barrys Jewelers, Inc. 11%, 12/22/00  -  1,595  1,563
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  2,700  2,633
Town & Country Corp. 11 1/2%, 9/15/97  B1  1,370  1,147
  5,343
TOTAL RETAIL & WHOLESALE   41,855
SERVICES - 0.2%
LEASING & RENTAL - 0.1%
Acme Holdings, Inc. 11 3/4%, 6/1/00 (b)  Ca  2,950  1,475
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  5,700  5,415
 gtd. 8 3/4%, 12/15/98   Caa  800  732
 8 5/8%, 1/15/99  -  4,000  3,475
  11,097
PRINTING - 0.1%
Big Flower Press:
10 3/4%, 8/1/03  B3  5,300  5,313
 10 3/4%, 8/1/03 Class A  B3  3,850  3,860
 10 3/4%, 8/1/03 Class B  B3  1,290  1,293
  10,466
TOTAL SERVICES   21,563
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
7 1/4%, 4/15/98  Baa2 $ 20,085 $ 20,415
 9.28%, 6/5/00  Baa2  2,000  2,188
 9.30%, 6/27/00  Baa2  2,000  2,193
 9 1/4%, 7/6/00  Baa2  7,625  8,340
 9 1/2%, 1/28/02  Baa2  2,580  2,899
  36,035
ELECTRONICS - 0.0%
Alpine Group, Inc. 12 1/4%, 7/15/03 (i)  B  1,750  1,601
Grupo Condumex SA de CV
6 1/4%, 7/27/96 (i)  -  3,000  2,888
  4,489
TOTAL TECHNOLOGY   40,524
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
AMR Corp.:
7 3/4%, 12/1/97  Baa3  3,500  3,573
 9 1/2%, 7/15/98  Baa3  4,750  5,067
Continental Airlines, Inc. 2nd priority secured
equipment certificate 11%, 3/15/00 (b)  Caa  450  -
US Air, Inc.:
8 5/8%, 9/1/98  B1  3,000  2,820
 9 5/8%, 9/1/03  B1  910  846
 10 3/8%, 3/1/13  B1  5,240  4,873
  17,179
RAILROADS - 0.0%
Transtar Holdings L.P./Transtar Cap Corp.,
Series B, 0%, 12/15/03 (f)  B-  6,792  4,126
TOTAL TRANSPORTATION   21,305
UTILITIES - 0.9%
CELLULAR - 0.0%
Call-Net Enterprises, Inc. yankee 0%, 12/1/04 (f)  B2  550  339
ELECTRIC UTILITY - 0.6%
Comision Federal de Electricidad euro
8%, 8/4/97  -  9,130  8,616
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
El Paso Funding Corp. lease oblig. (b):
9 3/8%, 10/1/96  Ca $ 880 $ 506
 9.20%, 7/2/97  Ca  430  249
Long Island Lighting Co.:
8 3/4%, 5/1/96  Baa3  5,000  5,077
 7.30%, 7/15/99  Ba1  17,800  17,479
N.A.E.C. 9.05%, 6/1/02  Ba1  8,493  8,763
Public Service Co. of New Hampshire:
1st mtg. 9.17%, 5/15/98  Baa3  8,000  8,342
 contingent 15.23%, 7/1/00  Ba2  8,000  9,230
Systems Energy Resources, Inc. 1st mtg.
10 1/2%, 9/1/96  Baa3  1,000  1,042
Texas Utilities Electric Co.:
6 3/8%, 8/1/97  Baa2  2,000  1,997
 9 1/2%, 8/1/99  Baa2  2,000  2,180
Toledo Edison Co. secured 9.30%, 4/1/98  Ba2  8,500  8,665
United Illuminating Co.:
7 3/8%, 1/15/98  Baa3  4,000  4,035
 9.76%, 1/2/06  Baa3  13,135  13,786
  89,967
GAS - 0.3%
Columbia Gas Systems, Inc. (b):
9%, 8/1/96  B3  370  527
 9.07%, 1/12/00  -  250  359
 9.43%, 10/12/19  Caa  1,250  1,819
Southwest Gas Corp.:
9 3/4%, 6/15/02  Baa3  15,150  17,158
 9 3/8%, 2/1/17  Baa3  4,250  4,447
Transcontinental Gas Pipe Line Corp.:
9%, 11/15/96  Baa1  6,150  6,348
 extendible 9.41%, 5/15/00  Baa1  13,920  13,896
 8 7/8%, 9/15/02  Baa1  3,265  3,575
  48,129
TOTAL UTILITIES   138,435
TOTAL NONCONVERTIBLE BONDS   1,149,696
TOTAL CORPORATE BONDS
(Cost $1,280,033)   1,298,162
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.5%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
U.S. TREASURY OBLIGATIONS - 12.0%
8 3/4%, 10/15/97  Aaa $ 47,110 $ 49,797
5 1/8%, 3/31/98  Aaa  258,460  252,926
9 1/4%, 8/15/98  Aaa  165,415  179,940
7 1/8%, 9/30/99  Aaa  11,816  12,222
7 3/4%, 12/31/99  Aaa  85,970  91,102
6 1/4%, 2/15/03  Aaa  75,775  75,064
10 3/4%, 5/15/03  Aaa  2,970  3,748
5 3/4%, 8/15/03  Aaa  10,215  9,779
11 1/4%, 8/15/03  Aaa  1,930  2,481
11 7/8%, 11/15/03  Aaa  122,880  165,024
12 3/8%, 5/15/04  Aaa  29,480  40,954
11 5/8%, 11/15/04  Aaa  19,015  25,733
12 3/4%, 11/15/10  Aaa  91,015  132,142
13 7/8%, 5/15/11  Aaa  60,435  93,674
9 7/8%, 11/15/15  Aaa  71,300  94,361
9%, 11/15/18  Aaa  11,110  13,738
8 7/8%, 2/15/19  Aaa  327,230  400,140
12%, 8/15/23  Aaa  63,745  92,370
U.S. TREASURY OBLIGATIONS   1,735,195
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
Federal Agricultural Mortgage Corp.:
6.64%, 2/10/99  Aaa  2,000  2,054
 7.01%, 8/10/03  Aaa  1,040  1,074
 7.01%, 8/10/04  Aaa  1,340  1,385
 7.04%, 8/10/05  Aaa  5,100  5,272
Federal Home Loan Bank:
7.59%, 12/23/96  Aaa  16,050  16,394
 6.52%, 4/24/97  Aaa  7,120  7,175
 4.89%, 10/14/98 (callable)  Aaa  5,200  4,978
 5.60%, 2/23/99 (callable)  Aaa  27,600  26,703
Federal Home Loan Mortgage Corp.:
4.78%, 2/10/97 (callable)  Aaa  4,750  4,660
 5.60%, 3/1/99 (callable)  Aaa  14,180  13,675
 5.40%, 11/1/00  Aaa  5,795  5,472
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Association:
6.52%, 9/15/97   Aaa $ 25,000 $ 25,200
 5.20%, 7/10/98 (callable)  Aaa  23,240  22,519
 3%, 7/13/98 (m)  Aaa  6,880  6,871
 4.70%, 9/10/98 (callable)  Aaa  14,400  13,733
 4.95%, 9/30/98  Aaa  36,390  34,944
 4 7/8%, 10/15/98 (callable)  Aaa  2,070  1,981
 4.82%, 10/21/98 (callable)  Aaa  14,590  14,008
 4.38%, 10/23/98 (callable) (m)  Aaa  4,750  4,574
 4.94%, 10/30/98 (callable)  Aaa  13,790  13,204
 5.30%, 12/10/98 (callable)  Aaa  47,645  46,082
Government Trust Certificates:
(assets of the Trust guaranteed
 by U.S. Government through Defense
 Security Assistance Agency) Class 3-B
 8.55%, 11/15/97  Aaa  8,231  8,416
 (assets of Trust guaranteed by U.S.
 government through Defense Security
 Assistance Agency) Class 1-C
 9 1/4%, 11/15/01  Aaa  8,024  8,773
 (assets of Trust guaranteed by U.S.
 Government through Defense Security
 Assistance Agency) Class 2-E
 9.40%, 5/15/02  Aaa  12,470  13,699
 (assets of Trusts guaranteed by U.S.
 Government through Defense Security
 Assistance Agency) Class T-2
 9 5/8%, 5/15/02  Aaa  20,230  22,183
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank) Series 1995-A 6.28%,
 6/15/04   Aaa  24,140  23,807
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank) Series 1992-A 7.02%, 9/01/04   Aaa  4,878  4,967
 (assets of Trust guaranteed by U.S.
 Government through Export-Import
 Bank) Series 1994-F 8.178%,
 12/15/04  Aaa  13,508  14,293
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp.:
seured 9.10%, 10/30/98  Aaa $ 4,895 $ 5,288
 secured, Series CC, 9 1/2%, 3/31/99  Aaa  5,920  6,545
 6.86%, 4/30/04  Aaa  4,221  4,254
State of Israel:
(guaranteed by U.S. Government through
 Agency for International Development)
 7 3/4%, 4/1/98  Aaa  2,389  2,442
 (guaranteed by U.S. Government through
 Agency for International Development)
 4 7/8%, 9/15/98  Aaa  11,520  11,059
 (guaranteed by U.S. Government through
 Agency for International Development)
 6%, 2/15/99  Aaa  2,140  2,119
 (guaranteed by U.S. government through
 Agency for International Development)
 7 3/4%, 11/15/99  Aaa  31,010  32,492
 (guaranteed by U.S. Government through
 Agency for International Development)
 5 3/4%, 3/15/00  Aaa  11,105  10,807
 (guaranteed by U.S. Government through
 Agency for International Development)
 8%, 11/15/01  Aaa  21,960  23,495
 (guaranteed by U.S. Government through
 Agency for International Development)
 6 1/8%, 3/15/03  Aaa  6,800  6,556
 (guaranteed by U.S. Government through
 Agency for International Development)
 8 1/2%, 4/1/06  Aaa  3,390  3,716
Student Loan Marketing Association
7.56%, 12/9/96  Aaa  3,130  3,191
Tennessee Valley Authority:
8 1/4%, 11/15/96  Aaa  7,100  7,295
 4.60%, 12/15/96  Aaa  5,625  5,523
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  11,375  12,328
U.S. GOVERNMENT AGENCY OBLIGATIONS   505,206
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $2,210,864)   2,240,401
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 3.6%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.0%
8%, 10/1/16 to 4/1/20  Aaa $ 4,806 $ 4,885
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
5 1/2%, 11/1/09 to 8/1/09  Aaa  29,999  28,267
 6%, 8/1/01 (j)  Aaa  74,000  72,266
 6 1/2%, 8/1/23 to 7/1/24   Aaa  18,683  17,809
 7%, 8/1/24  Aaa  66,000  64,401
 7 1/2%, 11/1/07 to 8/1/25   Aaa  121,103  120,960
 8 1/2%, 1/1/09 to 7/1/21   Aaa  104  108
 10%, 8/1/17   Aaa  192  209
   304,020
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
6 1/2%, 8/15/24 (j)  Aaa  35,000  33,272
 7%, 10/15/17 to 10/15/23   Aaa  12,937  12,624
 7 1/2%, 2/1/22 to 7/1/25   Aaa  40,398  40,377
 8%, 4/15/17 to 7/15/25  Aaa  38,365  39,105
 8 1/2%, 2/15/17 to 7/15/23   Aaa  11,741  12,177
 9%, 3/15/10 to 7/15/25  Aaa  53,295  55,937
 9 1/2%, 1/15/18 to 8/15/25  Aaa  12,792  13,592
 10%, 11/15/09 to 11/16   Aaa  2,694  2,938
   210,022
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES (Cost $539,616)   518,927
COMMERCIAL MORTGAGE SECURITIES - 0.6%
ACP Mortgage LP commercial floater Series E,
7.5398%, 2/28/28 (i)(k)  BB  2,466  1,853
American Southwest Financial Securities
commercial Series 1994-C2 Class B2,
14.20%, 12/25/01 (i)(k)  -  3,000  2,978
CBA Mortgage Corp. commercial Series 1993-C1
Class E, 7.1543%, 12/25/03 (i)(k)  Ba2  3,169  2,687
CS First Boston Mortgage Securities Corp.
commercial Series 1994-CFB1 Class E,
8.0195%, 1/25/28 (i)(k)  Ba2  2,865  2,299
Lennar Central Partners LP commercial Series
1995-1 Class F, 11.70%, 5/15/05 (i)  -  2,400  2,409
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
Morgan Stanley Capital commercial
Series 1995-1 Class A1, 7%, 2/15/02  AAA $ 8,300 $ 8,336
New England Mutual Life Insurance Co.
commercial Series 1993 1 Class D,
8%, 12/15/23 (i)  Ba2  5,002  4,028
Phoenix Real Estate Securities, Inc.
commercial Series 1993, Class D-1,
8 1/4%, 11/25/23 (i)  Ba2  3,500  2,805
Resolution Trust Corp.:
commercial Series 1994-C1:
 Class A-4, 7 1/4%, 6/25/26  AAA  6,046  6,027
  Class E, 8%, 6/25/26  BB  3,758  3,064
 commercial Series 1994-C2:
 Class A-2, 7 3/4%, 4/25/25  AAA  2,245  2,269
  Class A-4, 7 1/2%, 4/25/25  AAA  3,539  3,554
  Class E, 8%, 4/25/25  BB+  3,497  3,152
 commercial Series 1995-C1:
 Class A2A, 6 1/4%, 2/25/27  Aaa  9,653  9,563
  Class A4A, 6 1/4%, 2/25/27  Aaa  4,827  4,785
  Class F, 6.90%, 2/25/27  Aaa  1,527  1,328
SKW Real Estate LP (i):
commercial 6.45%, 4/15/02  AA  8,749  8,708
 commercial Series II Class B, 6.90%, 4/15/02  A  3,110  3,094
SML, Inc. commercial Series 1994-C1:
Class B-3, 11.69%, 9/18/99  -  1,200  1,119
 Class C, 9.20%, 9/18/99 (h)  -  2,450  1,694
Structured Asset Securities Corp.:
commercial Series 1992-M1 Class C,
 7.05%, 11/25/02  B2  3,200  2,486
 commercial Series 1993-C1 Class A-1,
 6.60%, 10/25/24  AA+  5,491  5,427
 commercial Series 1995-C1:
 Class A1A, 7 3/8%, 9/25/24  AAA  6,377  6,427
  Class E, 7 3/8%, 9/25/24 (i)  BB  4,000  2,873
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $90,464)   92,965
FOREIGN GOVERNMENT OBLIGATIONS (L) - 0.4%
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
Argentina Republic BOTE 1.4153%, 5/31/96 (k)  - $ 80,300 $ 17,355
Manitoba Province Canada:
yankee 6%, 10/15/97  -  5,000  4,976
 6 3/4%, 3/1/03  -  5,000  4,945
Ontario Province:
yankee 7 3/4%, 6/4/02  -  6,000  6,298
 15 3/4%, 3/15/12  -  9,400  11,197
Province of Chaco 11 7/8%, 9/10/97 (h)  -  4,000  4,068
Victorian Public Authorities Finance Agency:
8.45%, 10/1/01  -  6,700  7,228
 8 1/4%, 1/15/02  -  2,000  2,127
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $56,272)   58,194
SUPRANATIONAL OBLIGATIONS - 0.2%
African Development Bank:
6 3/4%, 7/30/99  -  10,200  10,249
 9.30%, 7/01/00  -  15,000  16,641
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $26,709)   26,890
OTHER SECURITIES - 0.1%
PURCHASED BANK DEBT - 0.1%
WCI Communications LP term loan (h)    15,000  14,811
Leslie Fay Cos., Inc. (b):
noteholder payment    134  80
 revolving loan    1,012  607
 term loan    1,299  779
TOTAL OTHER SECURITIES
(Cost $16,798)   16,277
REPURCHASE AGREEMENTS - 2.0%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.82%,
dated 7/31/95 due 8/1/95  $ 284,755  284,709
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,911,302)  $ 14,493,305
FORWARD FOREIGN CURRENCY CONTRACTS
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE(S) VALUE GAIN/(LOSS)
CONTRACTS TO BUY
 12,936 CHF 8/22/95 $ 11,224 $ 22
 13,799,475 JPY 9/8/95  156,156  (4,171)
TOTAL CONTRACTS TO BUY
(Payable amount $171,529)   $ 167,380  (4,149)
THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.2%
CONTRACTS TO SELL
 12,936 CHF 8/22/95 $ 11,224  (525)
 36,756,813 JPY 8/9/95 to 9/18/95  416,872  26,111
TOTAL CONTRACTS TO SELL
(Receivable amount $453,682)  $ 428,096  25,586
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.0%
   $ 21,437
CURRENCY ABBREVIATIONS
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
CHF - Swiss franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Principal amount in millions.
5. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
7. Affiliated company (see Note 8 of Notes to Financial Statements).
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
American Financial
 Corp. (Ohio)
 9 3/4%, 4/20/04 5/24/95 $ 13,583
Ampex Corp. 8% 2/16/95 $ 1,355
Cafeteria Operators LP
 11%, 6/30/98 6/24/93 $ 6,063
FF Holdings Corp. 10/2/92 to
  1/14/94 $ 159
Food 4 Less Holdings,
 Inc. (warrants) 12/30/92 $ 428
Gulf Canada
 Resources Ltd. 10/15/93 $ 117
Leslie Fay Companies, Inc.:
 9.53%, 1/15/00 7/19/93 $ 856
 10.54%, 1/15/02 7/19/93 to
  11/11/93 $ 675
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/93 $ 230
 $2.72 (warrants) 3/23/93 $ 241
Mail-Well Holdings, Inc. 2/17/94 $ 82
Province of Chaco,
 Argentina 11 7/8%,
 9/10/97 3/9/94 $ 4,195
SML, Inc. commercial
 Series 1994-C1 Class C,
 9.20%, 9/18/99 8/11/94 $ 1,593
Terex Corp. (rights) 7/29/92 $ -
WCI Communications LP
 term loan 7/24/95 $ 14,812
9. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $449,154,000 or 3.1% of net assets.
10. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
11. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
12. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
13. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
14. Partial interest payment received on the last interest payment date. OTHER INFORMATION
The composition of long-term debt holdings as
a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 22.7% AAA, AA, A 21.8%
Baa 1.8% BBB  2.2%
Ba 1.2% BB  1.3%
B 1.5% B  1.6%
Caa 0.6% CCC  0.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.9% including long-term debt categorized as other securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  79.9%
Japan  8.2
United Kingdom  2.9
Netherlands Antilles   2.7
Canada  1.7
Others (individually less than 1%)  4.6
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1995, the aggregate cost of investment securities for income tax purposes was $12,913,343,000. Net unrealized appreciation aggregated $1,579,962,000, of which $1,834,698,000 related to appreciated investment securities and $254,736,000 related to depreciated investment securities. The fund hereby designates $1,916,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNTS) JULY 31, 1995

ASSETS

Investment in securities, at value (including repurchase                      $ 14,493,305
agreements of $284,709) (cost $12,911,302) -
See accompanying schedule

Cash                                                                           1,472

Receivable for investments sold                                                169,536

Unrealized appreciation on foreign currency contracts                          26,133

Receivable for closed foreign currency contracts                               6,666

Receivable for fund shares sold                                                27,227

Dividends receivable                                                           13,180

Interest receivable                                                            79,232

Other receivables                                                              675

 TOTAL ASSETS                                                                  14,817,426

LIABILITIES

Payable for investments purchased                                 $ 260,929
Regular delivery

 Delayed delivery                                                  107,262

Unrealized depreciation on foreign currency contracts              4,696

Payable for fund shares redeemed                                   20,340

Accrued management fee                                             6,093

Other payables and accrued expenses                                3,973

Collateral on securities loaned, at value                          27,461

 TOTAL LIABILITIES                                                             430,754

NET ASSETS                                                                    $ 14,386,672

Net Assets consist of:

Paid in capital                                                               $ 12,696,531

Distributions in excess of net investment income                               (22,089)

Accumulated undistributed net realized gain (loss) on                          108,831
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  1,603,399
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 861,753 shares outstanding                                    $ 14,386,672

NET ASSET VALUE, offering price and redemption price per                       $16.69
share ($14,386,672 (divided by) 861,753 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JULY 31, 1995

INVESTMENT INCOME                                                         $ 212,423
Dividends (including $9,623 received from affiliated
issuers)

Interest (including income on securities loaned of $486)                   313,217

 TOTAL INCOME                                                              525,640

EXPENSES

Management fee                                               $ 63,762

Transfer agent fees                                           26,588

Accounting and security lending fees                          842

Non-interested trustees' compensation                         153

Custodian fees and expenses                                   2,274

Registration fees                                             831

Audit                                                         271

Legal                                                         93

Interest                                                      3

Reports to shareholders                                       143

Miscellaneous                                                 96

 Total expenses before reductions                             95,056

 Expense reductions                                           (703)        94,353

NET INVESTMENT INCOME                                                      431,287

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of     269,696
 $(34) on sales of investment in affiliated issuers)

 Foreign currency transactions                                (139,066)

 Futures contracts                                            (438)        130,192

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                        1,031,145

 Assets and liabilities in foreign currencies                 31,635       1,062,780

NET GAIN (LOSS)                                                            1,192,972

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 1,624,259
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         JULY 31,       JULY 31,
                                                         1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 431,287      $ 374,730
Net investment income

 Net realized gain (loss)                                 130,192        613,089

 Change in net unrealized appreciation (depreciation)     1,062,780      (258,017)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,624,259      729,802
FROM OPERATIONS

Distributions to shareholders                             (340,712)      (289,622)
From net investment income

 From net realized gain                                   (540,172)      (756,724)

 TOTAL DISTRIBUTIONS                                      (880,884)      (1,046,346)

Share transactions                                        3,938,809      4,210,808
Net proceeds from sales of shares

 Reinvestment of distributions                            826,084        970,508

 Cost of shares redeemed                                  (2,020,911)    (1,793,648)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          2,743,982      3,387,668
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,487,357      3,071,124

NET ASSETS

 Beginning of period                                      10,899,315     7,828,191

 End of period (including distributions in excess        $ 14,386,672   $ 10,899,315
of net investment income of $22,089 and
$609, respectively)

OTHER INFORMATION
Shares

 Sold                                                     253,871        263,411

 Issued in reinvestment of distributions                  53,552         61,351

 Redeemed                                                 (129,845)      (112,566)

 Net increase (decrease)                                  177,578        212,196


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JULY 31,

                                  1995                   1994 E     1993 C    1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 15.93                $ 16.59    $ 15.22   $ 13.75   $ 13.08
of period

Income from Investment
Operations

 Net investment income             .42                    .46        .72       .88 D     .75

 Net realized and unrealized       1.53                   .88        2.14      1.37      .72
 gain (loss)

 Total from investment             1.95                   1.34       2.86      2.25      1.47
operations

Less Distributions                 (.44)                  (.51)      (.80)     (.78)     (.80)
From net investment income

 From net realized gain            (.75)                  (1.49)     (.69)     -         -

 Total distributions               (1.19)                 (2.00)     (1.49)    (.78)     (.80)

Net asset value, end of period    $ 16.69                $ 15.93    $ 16.59   $ 15.22   $ 13.75

TOTAL RETURN A, B                  13.03%                 8.60%      20.29%    16.96%    11.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period         $ 14,387               $ 10,899   $ 7,828   $ 5,578   $ 4,942
(in millions)

Ratio of expenses to average       .77%                   .79%       .74%      .64%      .66%
net assets

Ratio of expenses to average       .77%                   .80%       .74%      .64%      .66%
net assets before expense
reductions

Ratio of net investment income     3.50%                  4.00%      4.89%     6.23%     5.94%
to average net assets

Portfolio turnover rate            76%                    74%        76%       102%      108%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C AS OF AUGUST 1, 1992 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
D INVESTMENT INCOME PER SHARE REFLECTS DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $0.14 PER SHARE.
E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, defaulted bonds, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The fund's investment adviser, FMR, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS - CONTINUED
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $39,679,000 or 0.3% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,136,392,000 and $9,032,797,000, respectively, of which U.S. government and government agency obligations aggregated $4,995,980,000 and $3,425,313,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $40,643,000 and $40,205,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during those periods, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annual rate of .52% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period January 1, 1993 through December 31, 1995, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, will voluntarily waive the sales charge (2% of the offering price) on the sales of shares. Effective January 1, 1996 the fund's sales charge will be eliminated.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,457,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $25,704,000 and $27,461,000, respectively.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the periods for which loans were outstanding amounted to $4,733,000. The weighted average interest rate was 6.44%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $703,000 under this arrangement.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
AMETEK, Inc.  $ 278 $ - $ 719 $ 54,408
Ampex Corp. Class C (a)   -  -  -  -
Berkley (W.R.) Corp.   1,508  -  310  33,962
Betz Laboratories, Inc.   8,877  -  3,109  102,032
Cabot Oil & Gas Corp. Class A   -  1,825  41  -
EG & G, Inc.   -  -  1,807  59,041
Filene's Basement Corp. (a)   671  -  -  10,721
Goulds Pumps, Inc.   -  1,448  424  -
Helmerich & Payne, Inc.   -  -  672  38,631
Ideon Group, Inc.   10,704  -  128  26,803
Kelley Oil & Gas Corp. (a)   12,000  -  -  13,125
Nalco Chemical Co.   2,509  -  863  124,018
Rawlings Sporting Goods, Inc. (a)   -  216  -  7,815
Roadway Services, Inc.   3,299  -  697  102,808
Snap On Tool Corp.   20,411  -  615  108,876
Sotheby's Holdings, Inc. Class A   1,473  -  238  26,497
TOTALS  $ 61,730 $ 3,489 $ 9,623 $ 708,737
(a) Non-income producing.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Puritan Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Puritan Fund, including the schedule of portfolio investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Puritan Fund as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 8, 1995
DISTRIBUTIONS


The Board of Trustees of Fidelity Puritan Fund voted to pay on September 11, 1995, to shareholders of record at the opening of business on September 8, 1995, a distribution of $.13 derived from capital gains realized from sales of portfolio securities and a dividend of $.10 from net investment income.
A total of 16.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 31% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
60B South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
222 East Wisconsin Avenue
Milwaukee, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc. London, England
Fidelity Management & Research
(Far East) Inc. Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Richard B. Fentin, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
LOW-PRICED STOCK
FUND
ANNUAL REPORT
JULY 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     39   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    43   Notes to the financial statements.

REPORT OF INDEPENDENT    53   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although there have been positive market indications so far in 1995, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JULY 31, 1995                PAST 1   PAST 5    LIFE OF
                                           YEAR     YEARS     FUND

Low-Priced Stock                           23.81%   163.06%   182.53%

Low-Priced Stock (incl. 3% sales           20.09%   155.17%   174.05%
charge)

Russell 2000(registered trademark)         24.93%   102.76%   100.28%

Average Small Company Growth Fund          32.17%   116.38%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a broad measure of small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average small company growth fund, which reflects the performance of 272 small company growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Lipper recently changed the fund's peer group from mid-cap funds to small company growth funds. This change allows the fund's performance to be compared with other funds that more closely mirror its investment objectives. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JULY 31, 1995                PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Low-Priced Stock                           23.81%   21.34%   20.39%

Low-Priced Stock (incl. 3% sales charge)   20.09%   20.60%   19.74%

Russell 2000                               24.93%   15.18%   13.21%

Average Small Company Growth Fund          32.17%   16.27%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                   Low-Priced Stock FuRussell 2000 Index (RS01)
          12/27/89            9700.00           10,000.00
          12/31/89            9593.30           10,183.51
          01/31/90            9535.10            9,293.82
          02/28/90            9719.40            9,582.38
          03/31/90            9816.40            9,955.08
          04/30/90            9447.80            9,630.04
          05/31/90           10194.70           10,311.66
          06/30/90           10476.00           10,332.56
          07/31/90           10417.80            9,878.09
          08/31/90            9379.90            8,562.52
          09/30/90            8968.27            7,804.83
          10/31/90            8816.43            7,328.36
          11/30/90            9292.18            7,887.14
          12/31/90            9585.72            8,200.08
          01/31/91           10466.35            8,941.65
          02/28/91           11397.59            9,938.77
          03/31/91           12156.76           10,638.35
          04/30/91           12622.38           10,611.58
          05/31/91           12814.70           11,117.39
          06/30/91           12045.42           10,469.50
          07/31/91           12784.34           10,836.89
          08/31/91           13138.61           11,238.01
          09/30/91           13192.71           11,326.01
          10/31/91           13653.40           11,625.57
          11/30/91           13098.47           11,087.87
          12/31/91           14019.94           11,975.73
          01/31/92           15233.92           12,946.08
          02/29/92           16211.56           13,323.74
          03/31/92           15674.40           12,872.75
          04/30/92           15824.80           12,421.76
          05/31/92           15932.23           12,586.94
          06/30/92           15545.48           11,991.68
          07/31/92           16050.41           12,408.75
          08/31/92           16007.44           12,058.59
          09/30/92           16137.72           12,336.88
          10/31/92           16406.50           12,729.02
          11/30/92           17515.20           13,703.05
          12/31/92           18079.01           14,180.43
          01/31/93           18543.44           14,660.38
          02/28/93           18384.85           14,321.78
          03/31/93           18939.91           14,786.51
          04/30/93           18758.67           14,380.63
          05/31/93           19155.14           15,016.96
          06/30/93           19223.10           15,110.64
          07/31/93           19472.31           15,319.27
          08/31/93           20163.30           15,981.08
          09/30/93           20327.14           16,432.07
          10/31/93           21075.97           16,855.01
          11/30/93           20713.64           16,300.25
          12/31/93           21733.10           16,857.57
          01/31/94           22863.72           17,386.11
          02/28/94           22851.16           17,323.23
          03/31/94           21846.16           16,408.60
          04/30/94           22034.60           16,506.13
          05/31/94           21959.22           16,320.79
          06/30/94           21645.16           15,766.59
          07/31/94           22135.10           16,025.63
          08/31/94           22964.22           16,918.62
          09/30/94           23073.27           16,861.97
          10/31/94           23252.45           16,795.42
          11/30/94           22632.20           16,117.11
          12/31/94           22778.19           16,550.13
          01/31/95           22763.95           16,341.32
          02/28/95           23418.83           17,021.10
          03/31/95           23575.43           17,314.24
          04/30/95           24344.19           17,699.23
          05/31/95           24842.46           18,003.56
          06/30/95           25796.30           18,937.50
          07/31/95           27405.01           20,028.34

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Low-Priced Stock Fund on December 27, 1989, when the fund began, and paid a 3% sales charge. As the chart shows, by July 31, 1995, the value of your investment would have grown to $27,405 - a 174.05% increase on your initial investment. For comparison, look at how the Russell 2000 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,028 - a 100.28% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post strong returns
for the 12 months ended July 31,
1995. The Standard & Poor's
Composite Index of 500 Stocks
finished the 12-month period with a
total return of 26.11% - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the federal
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6.
Large-capitalization stocks led
the somewhat narrow market
rally. Technology companies -
whose goods and services
benefited from both corporate
and consumer demand - posted
the strongest earnings growth
and stock price gains. In
February, the Dow Jones
Industrial Average closed
above 4000 for the first time.
Returns from foreign markets
were varied, as investors brought
capital back to the U.S. The
Morgan Stanley Emerging
Markets Free Index was down
3.76% for the 12 months ended
July 31. The Morgan Stanley
EAFE (Europe, Australia, Far
East) Index returned 6.95% for the
year ended July 31. European
markets have fared well through
the first half of 1995 - after a
difficult year in 1994 - while the
Japanese market recently has
shown some signs of recovery
after struggling through much of
the year.
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund
Q. JOEL, HOW HAS THE FUND PERFORMED?
A. Not as well as I would have liked. For the 12 months ended July 31, 1995, the fund had a total return of 23.81%. The average small company growth fund tracked by Lipper Analytical Services returned 32.17% during the same 12-month period.
Q. WHAT FACTORS AFFECTED PERFORMANCE?
A. If you look at the relative performance of different stock mutual funds this year, you will see that most of the funds that did best were those with higher percentages in larger companies, as well as those that have an orientation toward growth stocks - companies with rapid earnings growth and, at times, high valuations. The types of stocks the fund generally invests in - low-priced and smaller-company issues - have not performed as well in the stock market rally we've seen thus far in 1995. In addition, most technology stocks were exceptional performers during the period, and the fund held fewer than many other small-company funds. One reason is the fund's discipline, which requires that 65% of the fund's assets normally be invested in stocks selling for under $25 per share at the time of purchase. Other small company growth funds may have the ability to purchase stocks with a share price higher than $25. The popularity of technology stocks has lifted many out of the low-priced universe. Recently, only about 10% of stocks selling below $25 per share were in technology businesses.
Q. WHAT HAVE YOU DONE IN RESPONSE?
A. Before I outline what I've done, let me remind shareholders that the fund's goal is to feature stocks of small companies with below-market valuations, superior profitability, good cash flow characteristics and above average near- and long-term sales and earnings growth. Low-priced stocks usually are small companies or out-of-favor big companies, and brokers tend to give both groups less analytical attention. Fidelity's large research department helps me to spot attractive businesses selling for prices below their investment value. Eventually, rising profits cause value to be recognized. That being said, the fund also has the ability to invest 35% of its assets in stocks with share prices above $25. In order to add value, I decreased the fund's cash and short-term investment position from 23.3% on January 31, 1995, to 12.5% at the end of the period, branching out into larger or more expensive stocks.
Q. YOU'VE INCREASED THE FUND'S INVESTMENTS IN THE TECHNOLOGY SECTOR FROM 9.9% ON JANUARY 31, 1995, TO 14.7% ON JULY 31. WHERE HAVE YOU FOUND OPPORTUNITIES?
A. I've been replacing some small technology shares with larger ones, because many large technology companies are growing as well as smaller ones, but are selling at what I find to be better valuations. IBM, the fund's second largest holding, is valued at a historically cheap multiple of earnings despite the leading positions the company currently holds in personal computers and software. While IBM's mainframe computer business currently is stagnant, it is highly profitable. The company has a new CEO who has helped the company improve its profitability and balance sheet, which should allow it to grow more rapidly going forward. Cohu, which makes semiconductor testing equipment, has been among the fund's best holdings. Sales and earnings have climbed for Cohu as semiconductor companies have added fabrication capacity.
Q. WHAT STOCKS OUTSIDE OF THE TECHNOLOGY SECTOR HELPED THE FUND?
A. Firstbank Puerto Rico has been a fine performer for the fund. It has shifted its emphasis toward higher-rate consumer lending, resulting in dramatically higher profits. And, while profits have been climbing at better than a 20% rate, the stock is selling at what I find to be a modest price-to-earnings multiple. Devon Group, a printing company, also has performed well. It has invested heavily in technologically advanced equipment that enables it to offer more value-added services. While its rapidly rising profits have enabled it to pay off long-term debt, I still find Devon to be a cheap stock.
Q. AND WHICH STOCKS HAVE BEEN DISAPPOINTMENTS?
A. Government Technology Services and Quixote, two companies that sell technology to the federal government, have underperformed. Attempts to cut government spending have helped delay procurement, reduce sales and lower margins for the companies. I had hoped that a drive for more efficiency would spur the government to invest in automation and technology, but that hasn't happened thus far. Venture and Caldor, two discount stores, also have performed poorly. Both companies have suffered from price cutting and strong competition, especially from Wal-Mart. In addition, the overall retail market has been slow because of a glut of square footage in the industry and the costs associated with the refurbishing and reformatting that are necessary to keep customers coming in the door.
Q. WHAT CAN YOU TELL US ABOUT THE FUND'S FOREIGN INVESTMENTS?
A. Foreign stocks are about 21% of the fund, and have a character similar to the U.S. holdings, although investments in foreign stocks may involve additional risks, including increased political or economic risks, as well as exposure to currency fluctuations. The size of the foreign holdings depends on my ability to find companies overseas that are better positioned and/or not as highly valued as domestic companies. For example, the fund at present has investments in several utility stocks in the United Kingdom, but very few in the U.S. In general, the U.K. utilities sell for much less than American utilities, have stronger balance sheets and are subject to price cap regulation that encourages them to cut costs and permits better earnings growth. Samsung Electronics is a Korean electronics company that is making most of its profits from memory chips known as DRAMs and other semiconductors. Right now, its stock sells at lower valuations than most other public U.S. semiconductor companies. It currently is the world leader in DRAMs and is adding capacity that will allow it to continue to be.
Q. YOU'VE TALKED ABOUT HOW, IN GENERAL, SMALLER-COMPANY STOCKS UNDERPERFORMED LARGER-COMPANY STOCKS DURING THE PERIOD. WHAT WERE SOME OF THE REASONS BEHIND THAT?
A. One of the main reasons has been the weakness of the dollar, relative to other main currencies, such as the yen and the deutsche mark. In general, large multinational companies have more business overseas than smaller companies. The weak dollar helped these large companies in two ways. First, the weak dollar has inflated the dollar value of their overseas earnings. Second, it has helped increase their export business, as American products became cheaper overseas. Because of this backdrop, earnings for large companies with considerable overseas business increased, attracting investors. The added interest in these kinds of stocks helped push their prices higher.
Q. WHAT'S YOUR OUTLOOK?
A. If the dollar strengthens over the next six months - which it may, because it appears the Japanese Central Bank wants to bring down the value of the yen, relative to the dollar - it will probably curb the earnings strength of large multinationals and may brighten the prospects for smaller-company stocks. Earnings disappointments also could arise - for small companies, large companies, or both - if we see an economic slowdown in the second half of the year. In situations where many companies report lower earnings than expected, investors generally flock toward companies that are able to achieve growth. With that in mind, I've tried to tilt the fund toward stocks whose growth prospects have a greater degree of predictability, while continuing to focus on low-priced stocks.

FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in low-priced
common stocks ($25 or less
at time of purchase)
START DATE: December 27,
1989
SIZE: as of July 31, 1995,
more than $2.9 billion
MANAGER: Joel Tillinghast,
since 1989; analyst for
natural gas, personal care
product, appliance and
tobacco industries, 1986 to
1989; joined Fidelity in 1986
(checkmark)
JOEL TILLINGHAST ON THE
INVESTING ENVIRONMENT FOR
SMALL COMPANY STOCKS:
"Declining bond rates
normally are particularly
helpful for small com- pany
stocks. That's because
smaller companies usually
are heavier borrowers than
large companies, and
therefore tend to benefit more
from declining rates.
"In spite of the fact that interest
rates have fallen, many small
company stocks have
underperformed. One factor
has been the slower economy,
because small company stocks
tend to be more cyclical. In
addition, the weak dollar has
inflated the dollar value of
overseas earnings. That
tends to benefit large
multinationals, because they
generally have more foreign
earnings than small domestic
companies. Large companies
also are more likely to benefit
from increased export
business resulting from a
weak dollar.
"The situation may be
reversing. First, the Japanese
Central Bank seems to be
aiming to weaken the yen.
Whether the dollar firms
against other currencies is a
matter of conjecture. Second,
lower interest rates tend to
precede an improving
economy. With bond rates
near 20-year lows I don't
anticipate a protracted
recession.
"At the moment, valuations for
small stocks have compressed
compared with large stocks.
While small stocks generally can
stay cheaper than large stocks
for longer periods, the
risk/reward trade-off would
seem to favor small stocks
going forward."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JULY 31, 1995
                                    % OF FUND'S    % OF FUND'S
                                    INVESTMENTS    INVESTMENTS
                                                   IN THESE STOCKS
                                                   6 MONTHS AGO

Lyondell Petrochemical Co.          1.8            1.9

International Business Machines     1.8            0.0
Corp.

Hillhaven Corp.                     1.3            0.0

Northumbrian Water Group PLC Ord.   1.2            1.2

Universal Health Services, Inc.     1.2            1.1
Class B

Firstbank Puerto Rico               1.1            0.7

LEGENT Corp.                        1.0            0.0

Cohu, Inc.                          1.0            0.5

Welsh Water PLC Ord.                0.9            1.1

Mac Frugals Bargains, Inc.          0.9            0.0

TOP FIVE MARKET SECTORS AS OF JULY 31, 1995
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET
                                  SECTORS
                                  6 MONTHS AGO

Technology         14.7           9.9

Finance            13.8           11.3

Basic Industries   9.7            9.5

Health             8.4            5.3

Durables           5.6            4.8

ASSET ALLOCATION
AS OF JULY 31, 1995 * AS OF JANUARY 31, 1995 **
Row: 1, Col: 1, Value: 12.5
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 45.1
Row: 1, Col: 1, Value: 23.3
Row: 1, Col: 2, Value: 4.3
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 32.4
Stocks 87.1%
Bonds 0.4%
Short-term
Investments 12.5%
FOREIGN
INVESTMENTS 21.1%
Stocks 72.4%
Bonds 4.3%
Short-term
Investments 23.3%
FOREIGN
INVESTMENTS 18.2%
*
**
INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 86.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.2%
Allied Research Corp. (a)(c)  223,110 $ 976
Datron Systems, Inc. (a)(c)  254,200  3,368
  4,344
DEFENSE ELECTRONICS - 0.0%
Tech-Sym Corp. (a)   2,800  75
TOTAL AEROSPACE & DEFENSE   4,419
BASIC INDUSTRIES - 9.7%
CHEMICALS & PLASTICS - 4.7%
ADCO Technologies, Inc.   44,100  358
AEP Industries, Inc.   300,675  6,540
Aceto Corp. (c)  180,000  2,588
Agrium, Inc.   200,000  7,001
Celanese Canada, Inc.   125,000  2,360
Cytec Industries, Inc. (a)  290,300  14,842
EVC International NV (a)  10,000  478
EVC International NV (a)(e)  90,000  4,304
International Specialty Products, Inc.   64,100  585
Kemira OY sponsored ADR (a)(e)  100,000  1,713
Lyondell Petrochemical Co.   2,000,000  55,000
Martin Color-Fi, Inc. (a)  102,500  820
Mississippi Chemical Corp.   1,121,800  26,221
NL Industries, Inc. (a)  20,000  333
OM Group, Inc.   100,000  3,100
Skrinet AB Class B Free shares  225,000  1,829
Spartech Corp. (c)  708,300  4,604
Tessenderlo Chemie  335  130
Tessenderlo Chemie NV  19,475  7,535
  140,341
IRON & STEEL - 1.4%
Acier Leroux, Inc. Class B (a)  200,000  667
Acier Leroux, Inc. Class B (a)(e)  200,000  667
Algoma Steel, Inc. (a)  24,700  131
Cold Metal Products, Inc. (a)(c)  541,300  3,248
Friedman Industries, Inc.   106,133  418
Harris Steel Group, Inc. Class A  50,000  307
Intermetco Ltd. (c)  339,800  1,744
Prudential Steel Ltd.   83,400  665
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - CONTINUED
Rautaruukki OY Class K (e)  200,000 $ 1,508
Roanoke Electric Steel Corp. (c)  386,700  5,607
Samuel Manu-Tech, Inc.   600,000  4,729
Shaw Industries Ltd. Class A  75,000  619
Slater Industries, Inc. Class B (c)  554,900  4,780
SSAB Svenskt Stal AB Class B Free shares  50,000  608
Steel of West Virginia, Inc. (a)(c)  551,500  6,618
Sudbury, Inc. (a)  435,000  3,589
TriMas Corp.   192,700  3,950
UNR Industries, Inc.   314,600  2,595
  42,450
METALS & MINING - 1.4%
Alumax, Inc. (a)  72,600  2,496
Aluminum of Greece SA (Reg)  51,000  2,406
Alcan Australia Ltd.  2,000,000  4,714
Castech Aluminum Group (a)  196,600  3,490
Castle A.M. & Co.   156,150  3,006
De Beers Consolidated Mines Ltd. ADR  250,000  6,156
Falconbridge Ltd. (f)   100,000  715
Hindalco Industries Ltd. GDR  50,000  1,650
Kaiser Aluminum Corp.   871,700  14,165
Lindberg Corp.   236,000  1,593
Outokumpu OY Class A  51,100  997
Tremont Corp.   14,600  272
  41,660
PACKAGING & CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)  750,000  10,406
PCI Services, Inc. (a)(c)  256,200  2,594
U.S. Can Corp. (a)  149,600  2,169
  15,169
PAPER & FOREST PRODUCTS - 1.7%
Alliance Forest Products, Inc. (a)  160,000  3,416
Bonar, Inc.   10,000  268
Enso-Gutzeit OY Class R Free shares  1,450,000  13,764
Groupe Forex, Inc.   120,000  1,100
Klippans Finpapppershrunk (a)  125,000  848
Kymmene Corp.   75,000  2,498
Metsa-Serla Ltd. Class B  525,000  24,355
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Repola OY  100,000 $ 2,231
Rock-Tenn Co. CLass A  11,000  187
Rolland, Inc.   6,400  53
St Laurent Paperboard, Inc. (a)  25,000  451
St Laurent Paperboard, Inc. (a)(e)  75,000  1,354
Specialty Paperboard, Inc. (a)  64,000  672
  51,197
TOTAL BASIC INDUSTRIES   290,817
CONGLOMERATES - 0.4%
Bibby & Sons PLC  1,500,000  2,441
Quixote Corp. (c)  558,200  6,280
Standex International Corp.   78,300  2,721
  11,442
CONSTRUCTION & REAL ESTATE - 4.2%
BUILDING MATERIALS - 1.9%
American Woodmark Corp. (a)  50,000  275
AMRE, Inc. (c)  162,600  650
Devcon International Corp. (a)  121,200  803
Domco Industries Ltd.   600  8
Drew Industries, Inc. (c)  303,300  3,640
Elco Industries, Inc. (c)  495,000  8,910
Evered Bardon PLC  19,500,000  9,023
Hoganas AB Class B Free shares  50,000  1,007
Martin Industries, Inc. (a)  64,000  704
Patrick Industries, Inc. (c)  617,500  8,336
Polypipe PLC  175,000  447
Raytech Corp. (a)(c)  260,800  750
Shelter Components Corp. (c)  391,625  4,944
Tecumseh Products Co. Class A  200,000  9,550
Watsco, Inc.:
Class A (c)  385,050  5,583
 Class B (c)  108,780  1,523
  56,153
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 1.9%
AAF Industries PLC (a)(c)  1,250,000 $ 538
Abbey Ltd.   450,000  998
American Homestar Corp. (a)  110,000  1,540
Cavco Industries, Inc. (a)(c)  246,050  2,584
Higgs and Hill PLC (c)  3,250,000  4,509
Jacobson & Widmark AB Fria  200,000  1,654
Lennar Corp.   124,900  2,404
Lovell (Y.J.) Holdings  300,000  144
McAlpine (Alfred) Ord.   565,388  1,263
Monaco Coach Corp. (a)  50,000  663
NCI Building Systems, Inc. (a)  181,900  3,502
Oriole Homes Corp.:
Class A  91,000  660
 Class B (c)  276,800  2,041
Perini Corp. (a)  169,600  1,972
Redman Industries (a)  250,900  5,959
Tay Homes PLC (c)  2,000,000  5,010
Technip SA (e)  80,000  5,347
Thorkild Kristensen  1,000  67
U.S. Home Corp. (a)(c)  534,245  12,555
Volker Stevin NV  25,000  1,693
  55,103
ENGINEERING - 0.1%
Dai-Dan Co. Ltd.   20,000  265
SNC Group, Inc. Class A  75,000  1,519
Simard Beaudry, Inc. (a)  100,000  282
URS Corp. (a)  333,500  1,876
  3,942
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Banyan Short Term Income Trust (SBI) (a)(c)  653,200  2,121
Banyan Strategic Land Trust (SBI) (c)  991,750  4,091
First Union Real Estate Equity & Mortgage Investments  225,600  1,692
Home Properties of NY   75,000  1,341
Storage Equities, Inc.   17,000  291
  9,536
TOTAL CONSTRUCTION & REAL ESTATE   124,734
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 5.6%
AUTOS, TIRES, & ACCESSORIES - 2.7%
Autocam Corp.   65,222 $ 750
Automotive Industries Holding, Inc. (a)  37,700  1,251
Breed Technologies, Inc.   100,000  2,250
Capco Automotive Products Corp.   106,700  814
Cook (D.C.) Holdings PLC  405,800  356
Deflecta-Shield Corp. (a)  60,000  420
Douglas & Lomason Co.   38,000  561
Durakon Industries, Inc. (a)(c)  651,800  9,044
Federal Screw Works (c)  108,800  2,611
Forsheda AB Class B Free shares  65,000  1,746
Gentex Corp. (a)  277,500  6,001
Hahn Automotive Warehouse, Inc.   69,528  600
Lund International Holdings, Inc. (a)(c)  375,000  9,563
Mercury Air Group (c)  379,920  3,229
Monro Muffler Brake, Inc.   196,223  2,894
Peugeot SA Ord.   33,000  4,305
Republic Automotive Parts, Inc. (a)(c)  119,800  1,707
Smith (A.O.) Corp. Class B  45,800  1,248
Superior Industries International, Inc.   400,000  14,000
Supreme Industries, Inc. Class A (a)  49,100  448
Treadco, Inc.   76,500  880
Truck Components, Inc. (a)  55,900  866
Uni Select, Inc. (c)  620,200  4,432
Valley Forge Corp. (c)  171,100  3,272
Western Star Trucks Holdings Ltd.   81,600  1,630
Wynn's International, Inc. (c)  194,700  5,062
  79,940
CONSUMER DURABLES - 0.8%
American Consumer Products Corp. (a)(c)  206,000  592
Finnveden Invest AB Class B Free shares (a)  57,000  548
Iro, AB (a)(e)  100,000  1,124
Libbey, Inc. (c)  828,100  19,874
Mikasa, Inc. (a)  112,200  1,739
Syratech Corp. (a)  89,300  1,697
  25,574
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.5%
International Jensen, Inc. (a)(c)  567,000 $ 4,111
Lg Electronics, Inc. GDR (non-vtg) (a)  320,000  4,160
North American Watch Corp.   253,500  3,739
Phoenix Gold International, Inc. (a)  50,000  450
Polk Audio, Inc. (a)(c)  69,600  731
Toastmaster, Inc. (c)  223,300  1,200
  14,391
HOME FURNISHINGS - 0.3%
BMTC Group, Inc. Class A (sub.-vtg)  150,000  1,045
DMI Furniture, Inc. (a)(c)  95,000  131
Ethan Allen Interiors, Inc. (a)  32,800  611
Falcon Products, Inc.   54,700  711
Haverty Furniture Companies, Inc.   311,550  3,661
Huffman Koos, Inc. (a)(c)  392,000  2,841
  9,000
TEXTILES & APPAREL - 1.3%
Concord Fabrics, Inc. (a):
Class A (c)  226,800  1,304
 Class B  65,100  366
Cone Mills Corp. (a)  470,300  6,467
Decorator Industries, Inc. (c)  199,800  1,923
Dominion Textile, Inc.   162,700  1,148
Donnkenny, Inc. (a)  165,000  3,960
Fila Holding Spa sponsored ADR  605,300  17,705
Forstmann & Co., Inc. (a)  214,500  268
G-III Apparel Group Ltd. (a)(c)  303,420  569
Jones Apparel Group, Inc. (a)  71,200  2,456
KTP Holdings Ltd.   1,000,000  119
McRae Industries, Inc. Class A  46,800  339
Superior Surgical Manufacturing, Inc.   264,600  2,613
Tandy Brands Accessories, Inc. (a)  135,000  1,114
Yue Yuen Industrial Holdings Ltd.   500,000  131
  40,482
TOTAL DURABLES   169,387
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 4.2%
ENERGY SERVICES - 1.4%
Akita Drilling Ltd. Class A (non-vtg.) (a)  638,150 $ 1,918
Atwood Oceanics, Inc. (a)  158,400  2,930
Aztec Manufacturing Co. (c)  516,500  1,808
Computalog Ltd. (a)(c)  475,000  2,263
Dawson Geophysical Co. (a)  90,000  1,035
Dreco Energy Services Ltd. Class A (a)(c)  437,100  5,573
Global Industries Ltd. (a)  118,400  2,368
Key Energy Group, Inc. (a)(c)  573,000  2,901
Lufkin Industries, Inc.   17,900  385
Nabors Industries, Inc. (a)  1,649,500  14,949
Patterson Energy, Inc. (a)  20,000  215
Pe Ben Oilfield Services Ltd. (a)(c)  302,000  520
Petroleum Helicopters, Inc.   82,500  763
RPC Energy Services, Inc. (a)  201,700  1,689
Serv-Tech, Inc. (a)(c)  382,900  3,303
Smalls Oilfield Services Corp. (a)(c)  164,000  390
Veritas Energy Service, Inc. (a)  50,000  243
  43,253
OIL & GAS - 2.8%
Adams Resources and Energy, Inc. (a)  111,100  903
Alamco, Inc. (a)(c)  465,300  3,955
Ampolex Ltd. Ord.   5,603  13
Aran Energy (a)(c)  10,000,000  6,861
Barrington Petroleum Ltd. (a)  100,000  308
Belden & Blake Corp. (a)(c)  349,000  5,584
Belden & Blake Corp. (a)(d)  105,000  1,680
Blue Range Resource Corp. Class A (a)  25,000  199
Blue Range Resource Corp. Class A (a)(e)  175,000  1,395
British Borneo Petroleum  500,000  2,054
CEC Resources Ltd. (a)(c)  126,330  734
Castle Energy Corp. (a)(c)  1,113,450  10,715
Columbus Energy Corp. (c)  277,926  1,876
Cube Energy Corp. (a)(c)  271,600  1,419
Devran Petroleum Ltd. (a)  650,000  310
Discovery West Corp. (a)  225,000  627
Edisto Resources Corp. (a)  394,800  2,542
ENEX Resources Corp. (c)  144,300  1,335
Ensign Resource Service Group Ord.   101,400  357
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Foremost Industries, Inc. (a)(c)  247,500 $ 1,202
Goal Petroleum Ord.   2,600,000  2,696
Giant Industries, Inc. (c)  743,100  6,038
Hallwood Consolidated Resources Corp. (a)  359,500  719
Maynard Oil Co. (a)  131,000  753
McFarland Energy, Inc. (a)  81,300  549
Norcen Energy Resources Ltd.   200,000  3,024
Novus Petroleum Ltd. (a)  1,250,000  1,617
Petro-Canada  350,000  3,496
Petroleum Development Corp. (a)(c)  1,102,500  1,309
Repsol SA sponsored ADR  100,000  3,338
Rio Alto Exploration Ltd. (a)  50,000  130
Santos Ltd.   200,000  526
Swift Energy Co. (a)(c)  673,410  5,892
Unit Corp. (a)  743,000  2,508
USX-Delhi Group (c)  621,200  6,600
Williams Clayton Energy, Inc. (a)(c)  361,700  1,085
  84,349
TOTAL ENERGY   127,602
FINANCE - 13.7%
BANKS - 4.7%
Arrow Financial Corp.   60,000  990
Bank of New York Co., Inc. (warrants) (a)  417,500  9,342
Bank Atlantic Bancorp, Inc. (c)  796,050  11,941
Bergens Skillingsbank  100,000  733
Bolig Og Naerings Banken  50,000  1,262
Colonial BancGroup, Inc. Class A  89,800  2,571
Fed One Bancorp  100,000  1,363
Firstbank Puerto Rico (a)(c)  1,488,500  33,490
First Empire State Corp.   55,800  9,877
First Mutual Savings Bank (a)  49,500  644
Foreningsbanken AB Class A Ord. (a)  500,000  880
GBC Bancorp (c)  479,000  5,269
Gronlandsbanken AS  15,000  665
HSBC Holdings PLC  100,000  1,357
HUBCO, Inc.   443,320  7,869
Industri & Skipsbanken  25,000  73
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Nordlandsbanken AS  150,000 $ 2,222
Okobank Class A (a)  150,000  1,356
Ringkjobing Bank  5,000  733
Shawmut National Corp.   52,746  1,629
SouthTrust Corp.   610,000  15,098
Sparebanken Sverige AB Class A (a)(e)  438,000  3,869
Sparebanken Norway Prime share certificates  350,000  8,717
Sparebanken More  50,000  1,083
Stadshypotek, Series A  100,000  1,611
Stadshypotek, Series A (e)  100,000  1,611
Sumitomo Bank  46,300  1,053
Syds-Sonderjylland Holding (c)  350,000  13,248
Union Bankshares Ltd. (a)   7,000  68
  140,624
CLOSED END INVESTMENT COMPANY - 0.1%
Amagerbanken AS  50,000  1,568
CREDIT & OTHER FINANCE - 1.1%
Cash America Investments, Inc.   547,700  4,039
First Financial Caribbean Corp. (c)  249,000  4,015
Foothill Group, Inc. Class A  346,300  8,744
Greenpoint Financial Corp.   525,000  12,666
Intrum Justitia NV (Reg.)  685,000  820
Jayhawk Acceptance Corp.   4,000  40
Perpetual PLC  50,000  1,280
Surrey Metro Savings Credit Union (non-vtg.)  267,100  1,689
  33,293
INSURANCE - 5.3%
ARI Holdings, Inc. (a)(c)  176,100  1,387
American Indemnity Financial Corp. (c)  194,000  1,795
Blanch E.W. Holdings, Inc.   288,900  4,947
CII Financial, Inc. (a)  208,700  1,957
Capitol American Financial Corp.   142,900  3,126
Commerce Group, Inc.   759,600  13,768
Cotton State Life & Health Insurance Co.   15,000  146
First American Financial Corp.  247,200  5,778
First Central Financial Corp. (c)  575,700  4,318
Frontier Insurance Group, Inc.  225,600  6,148
Gainsco, Inc. (c)  1,155,449  10,399
Intercargo Corp.   108,800  1,251
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Kemper Corp.   89,500 $ 4,307
Kentucky Medical Insurance Co. Class A (a)  48,500  364
Lloyd Thompson Group PLC  100,000  254
London Insurance Group, Inc.   356,600  6,797
Lowndes Lambert Group Holdings PLC  225,000  614
Merchants Group, Inc. (c)  202,000  3,333
Meridian Insurance Group, Inc.   175,700  1,977
Mid South Insurance Co. (c)  200,720  2,007
National Western Life Insurance Co. Class A (a)  82,700  3,618
Protective Life Corp.   519,600  15,068
RLI Corp. (c)  539,425  12,407
Renaissance RE Holdings  9,000  206
Rightchoice Managed Care, Inc. Class A (a)(c)  208,300  2,708
Security-Connecticut Corp.   400,900  9,972
Stewart Information Services Corp. (c)  531,000  10,355
Titan Holdings, Inc.   167,895  1,994
United Coasts Corp. (a)  195,000  1,146
United Insurance Companies, Inc. (a)  1,400,000  21,522
United Wisconsin Services, Inc.   145,700  2,914
Western National Corp.   113,900  1,353
  157,936
SAVINGS & LOANS - 2.4%
Andover Bancorp, Inc. (c)  400,600  7,962
Astoria Financial Corp. (a)  416,000  15,600
Bankunited Financial Corp. Class A (a)(c)  115,850  898
Cameron Financial Corp. (a)  22,000  264
Coastal Bancorp, Inc. (c)  287,800  4,497
Collective Bancorp, Inc. (c)  1,078,900  24,410
Eagle Financial Corp.   29,000  631
Financial Bancorp, Inc.   75,000  1,013
First Federal Savings & Loan Assn.   25,300  500
First Home Savings Bank F S B   40,000  630
Independence Federal Savings Bank (c)  119,500  926
Interwest Savings Bank  9,400  142
Iroquois Bancorp, Inc.   43,000  1,226
Lakeview Financial Corp. (c)  134,760  2,375
Pennfed Financial Services, Inc. (a)  97,500  1,341
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Pocahontas Federal Saving And Loan Association.   52,000 $ 624
Poncebank (c)  397,300  4,221
Primary Bank (a)  38,300  546
Springfield Institution for Savings (a)  106,780  1,495
Virginia First Financial Corp.   102,000  1,938
Warren Bancorp, Inc. (c)  216,500  1,894
  73,133
SECURITIES INDUSTRY - 0.1%
Charles JW Financial Services, Inc. (a)  8,000  29
Govett & Co. Ltd.   50,000  225
Hong Leong Industries BHD (a)  500,000  3,133
Mail Boxes Etc.  42,500  542
  3,929
TOTAL FINANCE   410,483
HEALTH - 8.4%
DRUGS & PHARMACEUTICALS - 1.1%
Astra AB:
Class A Free shares  25,000  845
 Class B Free shares  50,000  1,657
Bio-Rad Laboratories, Inc. Class A (a)  145,000  5,510
CSL Ltd.   50,000  117
Glaxo Holdings PLC Ord.   500,000  5,978
Medchem Products, Inc. (a)  110,100  977
Natures Sunshine Products, Inc.   241,040  4,520
North American Biologicals, Inc. (a)  374,161  4,303
Phoenix International Life Sciences, Inc. (a)(e)  250,000  1,833
Santen Pharmaceutical Co. Ord.  25,000  673
Schering-Plough Corp.   117,800  5,478
Serologicals Corp. (a)  9,500  125
Virbac SA (Societe) (a)  1,365  177
  32,193
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Abbott Laboratories  424,700  16,953
Allied Healthcare Products, Inc.   195,000  2,974
American Medical Electronics, Inc. (a)   40,000  390
AMSCO International, Inc. (a)  407,900  7,597
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
EMPI, Inc. (a)  62,500 $ 1,109
HPSC, Inc. (a)(c)  352,500  1,630
Haemonetics Corp. (a)  685,500  15,167
Hycor Biomedical, Inc. (a)  292,000  1,059
Johnson & Johnson  208,200  14,881
Laser Industries Ltd. Ord. (a)(c)  500,500  4,598
Medrad, Inc. (a)  92,200  2,005
Minntech Corp. (c)  575,500  8,129
Model Imperial, Inc. (a)  133,000  781
OEC Medical Systems, Inc.   40,600  360
Orthofix International (a)(c)  533,000  9,261
Orthopedic Technology, Inc. (a)(c)  197,000  1,182
Protocol Systems, Inc. (a)  106,300  1,156
PSICOR, Inc. (a)  100,000  975
Spacelabs Medical, Inc. (a)  78,300  1,953
Sterile Concepts Holdings (c)  412,700  5,468
Utah Medical Products, Inc. (a)(c)  840,000  12,810
Vital Signs, Inc.   93,500  1,852
  112,290
MEDICAL FACILITIES MANAGEMENT - 3.6%
America Service Group, Inc. (a)(c)  219,000  1,177
Clinic Holdings Ltd.   400,000  293
Employee Benefit Plans, Inc. (a)   9,700  165
Hillhaven Corp. (a)  1,311,500  37,870
Horizon/CMS Healthcare Corp. (a)  123,000  2,783
Horizon Mental Health Management, Inc. (a)  133,200  1,798
Laboratory Corp. of America Holdings  402,696  5,386
Laboratory Corp. of America Holdings (warrants) (a)  141,210  247
Lincare Holdings, Inc. (a)  136,800  4,754
Rehabcare Corp. (a)(c)  385,000  5,631
Sierra Health Services, Inc. (a)  93,300  2,472
Sierra Tucson Companies, Inc. (a)  171,000  631
Syncor International Corp. (a)  195,000  1,804
TheraTx, Inc. (a)  102,300  1,573
United America Healthcare Corp. (a)  22,300  396
Universal Health Services, Inc. Class B (a)(c)  1,096,600  34,817
Vivra, Inc. (a)  251,000  7,467
  109,264
TOTAL HEALTH   253,747
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.4%
Brierley Investments Ltd.   10,000,000 $ 7,560
Marine Wendel SA  40,000  3,421
Perry Group  150,000  354
Rorviks Gruppen AB Class B Free shares  250,000  618
U.S. Industries, Inc. (a)  30,400  437
  12,390
INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%
ELECTRICAL EQUIPMENT - 1.2%
BMC Industries, Inc. (c)  471,800  17,339
Electronics Missiles & Communications, Inc. (a)  45,000  315
Juno Lighting, Inc.   115,700  1,996
Lifeline Systems, Inc. (a)  17,500  168
Narkes Elektrisha Class B Free shares  5,000  152
Philips Electronics NV (warrants) (a)  400,000  10,995
Star Paging International Holdings Ltd.   1,002,000  207
Twentsche Kabel Holding NV  40,400  1,389
Vertex Communications Corp. (a)(c)  284,500  4,623
  37,184
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
Allied Products Corp. (c)  563,000  12,105
Amtrol, Inc.   233,900  4,035
Arts Way Manufacturing Co., Inc. (a)  44,500  267
CPAC, Inc. (c)  194,900  2,388
Case Corp.   250,000  8,813
EDAC Technologies Corp. (a)(c)  260,400  342
Enerflex Systems Ltd.   78,100  916
Fedders Corp. Class A  219,750  1,071
Gardner Denver Machinery, Inc. (a)   60,000  915
Gasonics International Corp. (a)  106,900  3,635
Gehl Co. (a)(c)  438,400  4,165
Hardinge Brothers, Inc.   39,800  935
IWP International  50,000  349
IWP International (UK Reg.)  50,000  351
JLG Industries, Inc.   135,800  4,923
Kverneland Gruppen AS  100,000  1,628
McDermott (J. Ray) SA  50,000  1,119
Molins PLC (a)  50,000  550
Oilgear Co.   10,600  207
Park Ohio Industries, Inc. (a)  254,507  3,818
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Powerscreen International PLC  1,049,800 $ 5,776
Rotork PLC  50,000  140
SkyJack, Inc. (a)  52,200  526
SkyJack, Inc. (a)(e)  300,000  3,024
Speizman Industries, Inc. (a)(c)  143,600  646
Summa Industries (a)  67,250  319
Tylan General, Inc. (a)  50,000  875
Svedala Industri  100,000  2,968
Varlen Corp. (c)  322,685  7,744
Wedco Technology, Inc. (c)  206,172  1,959
  76,509
POLLUTION CONTROL - 0.7%
American Ecology Corp.   170,400  1,044
Chempower, Inc. (a)(c)  677,700  2,372
Ecology & Environment, Inc. Class A  4,000  34
Harding Associates, Inc. (a)(c)  275,600  1,688
International Recovery Corp. (c)  600,004  9,300
NSC Corp.   165,500  372
OI Corp. (a)  32,200  113
Sani Gestion, Inc.   87,400  240
Sevenson Environmental Services, Inc. (c)  157,200  2,830
TRC Companies, Inc. (a)  263,100  2,038
Weston (Roy F.), Inc. Class A (a)(c)  393,800  1,920
  21,951
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   135,644
MEDIA & LEISURE - 3.6%
BROADCASTING - 0.7%
Austereo Ltd.   100,000  118
BET Holdings, Inc. Class A (a)  143,500  2,547
Canwest Global System Corp. (sub.-vtg.)  300,000  5,031
Cogeco, Inc.   227,100  1,165
Cogeco Cable, Inc.   250,000  1,672
Electrohome Ltd. Class Y (non-vtg)  50,000  403
Metropole Television SA (a)  7,000  580
Moffat Communications Ltd.   92,200  1,909
NRJ SA  12,000  977
Premier Choix Tvec, Inc. Class A  200,600  2,206
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Prime Television Ltd.   518,147 $ 682
Publishing & Broadcasting  750,000  2,276
  19,566
ENTERTAINMENT - 0.2%
Alliance Communications Corp. Class A (Vtg.)  25,000  266
Atlantis Communications, Inc. (sub-vtg) (a)  25,000  153
Carnival Cruise Lines, Inc. Class A  50,000  1,131
Cinram Ltd.   100,000  1,255
Royal Caribbean Cruises Ltd.   25,000  544
Sydney Aquarium Ltd.   250,000  434
United Video, Inc. (a)(c)  236,700  1,643
Vaughns, Inc. (a)  60,500  469
  5,895
LEISURE DURABLES & TOYS - 0.2%
Baldwin Piano & Organ Co. (a)(c)  80,000  1,000
Brio AB B Free shares  50,700  408
Coast Distribution System (a)(c)  136,500  853
Escalade, Inc. (a)  63,875  256
Varsity Spirit Corp. (c)  270,750  4,264
  6,781
LODGING & GAMING - 0.2%
Queens Moat Houses PLC (a)  955,000  130
Resort Hotels PLC (a)  1,690,200  -
Sands Regent (The)  91,572  492
Sholodge, Inc. (a)  220,400  3,223
Showboat, Inc.   98,800  2,137
Supertel Hospitality, Inc. (a)  86,800  1,096
  7,078
PUBLISHING - 0.3%
Aamulehti Yhtyma OY Series II (a)(e)  25,000  506
Culturecom Holdings Ltd.   1,000,000  46
Matichon Newspaper Group  25,000  108
Mondadori Arnoldo Editore SPA (a)  100,000  625
Wegener Tijil NV (a)  5,000  401
News Corp. Ltd. ADR  100,000  2,363
Perskor Groep Beperk  52,000  718
Sadlier (William H.), Inc.   10,000  39
WSOY (Werner Soderstrom) Class B  45,350  4,262
  9,068
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 2.0%
ARK Restaurants Corp. (a)(c)  225,100 $ 2,082
Brinker International, Inc. (a)  592,100  10,510
Buffets, Inc. (a)  719,500  10,164
Consolidated Products, Inc. (a)(c)  661,402  9,342
Daka International, Inc. (a)(c)  215,000  5,348
Ground Round Restaurants, Inc. (a)(c)  274,800  996
Logans Roadhouse, Inc.   79,000  1,402
M Corp, Inc. (c)  323,500  1,630
McDonald's Corp.   167,500  6,483
Quantum Restaurant Group, Inc. (a)  183,900  2,115
Ryan's Family Steak Houses, Inc. (a)  500,000  3,500
Sbarro, Inc.   247,300  6,059
  59,631
TOTAL MEDIA & LEISURE   108,019
NONDURABLES - 3.4%
AGRICULTURE - 0.1%
Kanthal AB Class B Free shares  180,000  3,333
BEVERAGES - 0.5%
Brahma (Cia Cervejaria) PN Class B (Pfd. Reg.)  1,000,000  336
Mondavi Robert Corp. Class A (a)  93,500  1,940
Panamerican Beverages, Inc. Class A  65,500  2,006
PepsiCo, Inc.   177,700  8,246
Todhunter International, Inc. (a)  222,500  2,114
  14,642
FOODS - 0.9%
Darling International, Inc. (a)  188,500  5,467
Foodbrands America, Inc. (a)  280,200  3,923
GoodMark Foods, Inc.   250,000  4,000
Raision Tehtaat OY V Free shares  150,090  2,303
Riviana Foods, Inc.   463,900  5,740
Sylvan Foods Holdings, Inc. (a)  289,000  3,324
Thorn Apple Valley, Inc.   114,900  2,355
  27,112
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 1.1%
Alberto-Culver Co. Class A  55,500 $ 1,429
Allou Health & Beauty Care, Inc. Class A (a)(c)  426,100  2,237
Aloette Cosmetics, Inc. (a)  58,500  139
BeautiControl Cosmetics, Inc.   73,000  785
Helen of Troy Corp. (a)(c)  663,600  13,936
Jean Philippe Fragrances, Inc. (a)  487,500  5,423
Maybelline, Inc.   83,500  1,879
McBride (a)(e)  160,000  532
Oriflame International SA  398,700  1,959
Paragon Trade Brands, Inc. (a)  84,300  1,265
Playtex Products, Inc. (a)  2,400  28
Safeskin Corp. (a)  38,300  618
Stephan Co. (c)  221,700  3,519
  33,749
TOBACCO - 0.8%
Imasco Ltd.   75,000  1,347
RJR Nabisco Holdings Corp.   369,180  10,199
Rothmans, Inc.   2,000  150
UST, Inc.   350,000  9,538
W.D. & H.O. Wills Holdings Ltd.   558,700  866
  22,100
TOTAL NONDURABLES   100,936
PRECIOUS METALS - 0.9%
Coolgardie Gold (a)  1,000,000  155
Industrias Penoles SA  5,100,000  17,292
Richmont Mines, Inc. (a)  432,700  968
Royal Oak Mines, Inc. (a)  1,000,000  3,152
Terra Mining AB (c)(e)  225,000  4,389
Viceroy Resources Corp. (a)  100,000  495
  26,451
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.4%
Buckle, Inc. (The) (a)  113,700  1,904
Catherines Stores Corp.   17,500  221
Chateau Stores of Canada Ltd. Class A  142,900  655
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
APPAREL STORES - CONTINUED
Designs, Inc. (a)  177,500 $ 1,642
Dress Barn, Inc. (a)  520,000  5,526
Frederick's of Hollywood:
Class A  54,600  341
 Class B   172,600  1,079
One Price Clothing Stores, Inc. (a)  68,300  350
Pantorama Industries, Inc. (a)  100,000  139
S & K Famous Brands, Inc. (a)  101,400  887
  12,744
DRUG STORES - 0.8%
Jean Coutu Group, Inc. Class A (c)  1,050,000  7,890
Medicine Shoppe International, Inc.   350,000  12,163
Vitalink Pharmacy Services, Inc. (a)  184,600  3,092
  23,145
GENERAL MERCHANDISE STORES - 1.2%
Algonquin Mercantile Corp.   74,700  315
Caldor Corp. (a)  273,500  3,726
Duckwall-Alto Stores, Inc. (a)  125,000  1,344
Family Dollar Stores, Inc.   50,000  913
Mac Frugals Bargains, Inc. (a)(c)  1,500,000  26,437
Uni Marts, Inc.   236,400  1,625
Venture Stores, Inc.   338,800  2,118
  36,478
GROCERY STORES - 0.6%
Food Lion, Inc. Class A  1,500,000  8,625
Iceland Group PLC  1,000,000  2,793
Riser Foods, Inc. Class A (a)(c)  541,400  6,158
  17,576
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
Adventure Electronics, Inc.   50,000  174
Best Products, Inc. (a)  178,596  1,384
Betterware PLC  100,000  76
Brookstone, Inc. (a)  88,800  633
But SA  3,000  724
Celebrity, Inc. (a)  253,500  1,870
Dickson Concepts International Ltd.   1,000,000  650
Finlay Enterprises, Inc. (a)  77,900  1,207
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Finish Line, Inc. Class A (a)(c)  403,600 $ 4,641
InterTan, Inc. (a)  59,500  483
Land's End, Inc. (a)   169,600  2,608
Little Switzerland, Inc. (a)  158,800  675
Luria (L.) & Son, Inc. (a)(c)  230,000  1,639
Old American Stores, Inc. (a)(c)  353,400  3,976
Partridge Fine Arts PLC  200,000  249
Rag Shops, Inc. (a)  192,600  602
Reeds Jewelers, Inc. (a)  97,105  971
Rex Stores Corp. (a)  101,000  1,667
Sound Advice, Inc. (a)(c)  370,900  1,113
Sun Television & Appliances, Inc.   135,000  970
Travel Ports of America (a)(c)  339,000  975
Vendex International Bearer (a)  87,000  2,380
  29,667
TRADING COMPANIES - 0.0%
Hagemeyer NV (a)  20,200  884
International Cosmetics Ltd.   25,000  342
  1,226
TOTAL RETAIL & WHOLESALE   120,836
SERVICES - 2.5%
ADVERTISING - 0.2%
American List Corp.   111,480  3,178
CMG Information Services, Inc. (a)  92,500  2,474
  5,652
LEASING & RENTAL - 0.1%
Advantage Companies, Inc. (a)  92,400  1,594
Orix Corp.   25,000  806
  2,400
PRINTING - 1.1%
Cadmus Communications Corp.   294,500  6,847
Devon Group, Inc. (a)(c)  610,600  23,813
Graphic Industries, Inc.   226,300  2,355
Paris Business Forms, Inc. (a)(c)  217,500  1,822
Pubco Corp. (a)(c)  150,000  825
  35,662
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 1.1%
BIS SA Ord. (a)  5,000 $ 448
Barefoot, Inc.   324,600  4,626
Borg Warner Security Corp. (a)  104,300  913
Creyf'S Interim  2,270  112
Caldwell Partners International Class A (c)  300,000  1,677
Capita Group PLC  50,000  164
Concord Career Colleges, Inc. (a)  130,000  49
Ecco Travaille Tempoire SA  20,000  1,376
Firstservice Corp. (a)  10,000  41
Goldfarb Class A (a)  50,000  586
Health Care Services Group, Inc. (a)   256,500  2,982
LCS Industries, Inc.   26,100  705
Lawyers Title Corp.   242,000  3,600
Morgan & Banks Ltd.   350,000  466
OroAmerica, Inc. (a)  296,500  1,149
Programming & Systems, Inc. (a)(c)  313,300  3
Rentokil Group PLC  500,000  2,263
Right Management Consultants, Inc. (a)(c)  266,400  6,727
Seattle FilmWorks, Inc. (a)(c)  127,850  2,541
Sophus Berendsen AS, Series B  10,000  993
Scandiaconsult AB Free shares  100,000  601
Supercuts, Inc. (a)  94,500  780
  32,802
TOTAL SERVICES   76,516
TECHNOLOGY - 14.4%
COMMUNICATIONS EQUIPMENT - 0.6%
Centigram Communications Corp. (a)   5,000  75
Circuit Systems, Inc. (a)(c)  482,000  1,747
Digital Systems International, Inc. (a)(c)  306,800  3,336
IPC Information Systems, Inc. (a)  222,700  3,452
Napco Security Systems, Inc. (a)(c)  166,500  375
Olicom A/S (a)  150,000  2,100
Syntellect, Inc. (a)(c)  830,000  3,320
Zoom Telephonics, Inc. (a)(c)  329,300  4,404
  18,809
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 3.6%
Admiral Computing Group PLC  10,000 $ 115
American Business Information, Inc. (a)  130,500  4,029
Automatic Data Processing, Inc.   100,000  6,423
BDM International, Inc. (a)  48,000  1,164
BancTec, Inc. (a)  95,000  1,686
Black Box Corp. (a)  192,700  2,915
Brandon Systems Corp.   40,000  760
CompuCom Systems, Inc. (a)  227,500  1,393
Computer Data Systems, Inc. (c)  500,000  5,250
Cyn Crona AB, Series B  125,000  1,502
ECI Telecom Ltd.   150,000  2,269
Enea Data AB B Free shares (c)  122,700  1,179
Equitrac Corp. (a)(c)  205,500  950
Frontec AB, Series B (a)  31,000  394
GEAC Computer Ltd. (a)  25,000  346
Getronics NV  77,256  3,954
Government Technology Services, Inc. (a)(c)  666,500  4,000
Group 1 Software, Inc. (a)  128,100  2,178
Hartco Enterprises, Inc.   386,200  2,300
Inacom Corp. (a)(c)  575,900  8,063
LEGENT Corp. (a)  625,000  30,000
Mai Systems Corp.   105,000  1,181
Merkantildata  50,000  346
Misys PLC Ord.   200,000  1,524
Mysoftware Co. (a)  45,000  574
Novell, Inc. (a)  150,000  2,719
Quarterdeck Office Systems (a)  240,000  3,525
Recognition International, Inc. (a)   50,000  506
Ross Systems (a)(d)  124,468  778
Skrivervik Data  73,000  844
Software Spectrum, Inc. (a)(c)  245,700  6,081
Sterling Software, Inc. (a)  71,400  2,927
Symix Systems, Inc. (a)  28,500  278
Tietotehdas Oy B  250,000  5,947
  108,100
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Control Data Systems, Inc. (a)  371,000 $ 3,571
Equinox Systems, Inc. (a)(c)  77,000  582
Exabyte (a)  538,400  8,547
Future Now, Inc. (a)(c)  757,000  5,299
Interface Systems, Inc. (c)  414,500  2,332
International Business Machines Corp.   500,000  54,438
Interphase Corp. (a)(c)  259,800  4,368
Micronics Computers, Inc. (a)(c)  564,600  2,258
P & P PLC  750,000  1,364
PenTech International, Inc. (a)  445,300  1,085
Quantum Corp. (a)  250,000  6,438
Rexon, Inc. (a)(c)  420,200  1,313
Seagate Technology (a)  375,000  16,641
Scribona AB B Free shares  261,200  2,141
Semi-Tech (Global) Ltd.   1,009,304  1,558
  111,935
ELECTRONIC INSTRUMENTS - 1.7%
Aeroflex, Inc. (a)  387,722  1,793
Aetrium, Inc. (a)(c)  93,700  2,694
BTU International, Inc. (a)(c)  498,700  5,860
Cohu, Inc. (c)  855,200  29,077
DSP Technology, Inc. (a)(c)  131,800  890
Life Sciences International PLC  200,000  391
Megatest Corp. (a)  230,100  4,602
Milltronics Ltd. (a)  150,000  2,158
Reliability, Inc. (a)(c)  250,500  1,988
  49,453
ELECTRONICS - 4.8%
Advance Circuits, Inc. (a)  156,600  2,701
Advanced Micro Devices, Inc.   217,500  7,096
ASM Pacific Technology Ltd.   10,802,000  9,979
Bel Fuse, Inc. (a)(c)  495,900  6,385
Bergman & Beving AB Class B Free shares  175,000  4,131
Corcom, Inc.   185,000  1,295
DH Technology, Inc. (a)  82,000  2,214
Dallas Semiconductor Corp.   267,000  6,008
Exar Corp. (a)(c)  648,650  23,514
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Finvest B (a)  357,500 $ 289
Hadco Corp. (a)  362,500  10,422
Integrated Circuit Systems, Inc. (a)  501,100  7,524
Intel Corp. (warrants)  50,000  1,794
Lattice Semiconductor Corp. (a)  113,000  4,661
MEMC Electronic Materials, Inc. (a)  12,000  362
Merix Corp. (a)  73,300  2,364
Opti, Inc. (a)  247,900  5,919
Percon Acquisition, Inc.   11,000  107
Pioneer Standard Electronics, Inc.   81,000  2,167
Pulse Engineering, Inc. (a)(c)  546,200  4,370
Quality Semiconductor, Inc. (a)(c)  283,200  4,319
Robinson Nugent, Inc.   211,000  1,952
SGS-Thomson Microelectronic NV (a)  93,600  4,423
Samsung Electronics Co. Ltd. (e)  9,400  1,316
Samsung Electronics Co. Ltd. GDR  1,600  320
Samsung Electronics Co. Ltd. GDS (non-vtg.) (Reg.) (a) 230,000 14,950 Siliconix, Inc. (a) 275,200 8,806
Smartflex Systems, Inc.   8,000  113
Sterling Electronics Corp. (a)  236,400  4,107
Telcom Semiconductor, Inc.   3,100  47
Wongs Industrial International  4,000,000  507
  144,162
PHOTOGRAPHIC EQUIPMENT - 0.0%
Fuji Photo Film Co. Ltd.   25,000  656
Photo Me International PLC  85,000  239
  895
TOTAL TECHNOLOGY   433,354
TRANSPORTATION - 1.9%
AIR TRANSPORTATION - 0.3%
Alaska Air Group, Inc. (a)  80,100  1,542
Helikopter Services AS  246,110  3,405
Pittston Co. Services Group  174,200  4,356
Qantas Airways Ltd. sponsored ADR (e)  45,400  669
  9,972
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
Portec, Inc. (a)(c)  259,930 $ 3,086
SHIPPING - 0.1%
Sea Containers Ltd.   168,900  2,935
TRUCKING & FREIGHT - 1.4%
Air Express International Corp.   209,900  5,274
Anuhco, Inc. (a)  300,000  2,381
Arkansas Best Corp.   814,800  10,083
Arnold Industries, Inc.   578,400  10,556
Cannon Express, Inc.:
Class A (a)  173,100  2,294
 Class B (a)(c)  240,800  3,130
Marten Transport Ltd. (a)(c)  170,900  3,162
TNT Freightways Corp.   150,000  3,300
  40,180
TOTAL TRANSPORTATION   56,173
UTILITIES - 4.6%
CELLULAR - 0.8%
Century Telephone Enterprises, Inc.   754,500  21,504
Korea Mobile Telecommunications Corp. (a)  300  234
Palmer Wireless, Inc. (a)  147,200  3,054
  24,792
ELECTRIC UTILITY - 0.7%
Central Maine Power Co.   208,700  2,452
Gas Y Electricidad  25,000  1,276
Hong Kong Electric Holdings Ord.   200,000  725
New York State Electric & Gas Corp.   63,500  1,484
Northern Ireland Electric PLC  1,012,900  6,173
Norweb PLC (a)  250,000  3,291
South Wales Electricity PLC  500,000  6,542
  21,943
GAS - 0.2%
Aquila Gas Pipeline Corp.   338,400  2,792
Southwestern Energy Co.   128,000  1,632
  4,424
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.5%
Atlantic Tele-Network, Inc. (a)  103,500 $ 1,100
Davel Communications Group, Inc. (a)(c)  393,300  4,620
Portugal Telecom SA sponsored ADR (a)  250,000  4,938
Koninklijke PPT Nederland (a)(e)  100,000  3,740
  14,398
WATER - 2.4%
Northumbrian Water Group PLC Ord.   2,526,634  35,879
Southern Water PLC Ord.   200,000  1,991
Welsh Water PLC Ord.   2,416,666  27,931
Yorkshire Water Ord.   661,400  6,522
  72,323
TOTAL UTILITIES   137,880
TOTAL COMMON STOCKS
(Cost $2,076,787)   2,600,830
PREFERRED STOCKS - 0.5%
CONVERTIBLE PREFERRED STOCKS - 0.2%
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
U S Home Corp. (a)  45,000  1,035
ENERGY - 0.2%
OIL & GAS - 0.2%
Gerrity Oil & Gas Corp. $1.50   442,200  5,472
Patrick Petroleum Co., Series B   80,200  534
TOTAL ENERGY   6,006
TOTAL CONVERTIBLE PREFERRED STOCKS   7,041
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.3%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Trilon Financial Corp.:
Class 1, Series A   87,100 $ 1,094
 Class 2, Series 3  125,000  1,592
TOTAL FINANCE   2,686
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
Samsung Electronics Co. Ltd. (a)  800  75
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.0%
Telecom Italia Mobile SA De Risp  1,000,000  910
WATER - 0.2%
Welsh Water PLC  2,610,000  4,227
TOTAL UTILITIES   5,137
TOTAL NONCONVERTIBLE PREFERRED STOCKS   7,898
TOTAL PREFERRED STOCKS
(Cost $14,194)   14,939
CONVERTIBLE BONDS - 0.4%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (B) (000S)
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
St Laurent Paperboard, Inc. 8%, 6/15/04  (e)  - CAD 1,350  1,633
ENERGY - 0.0%
OIL & GAS - 0.0%
Swift Energy Co. 6 1/2%, 6/30/03  -  900  844
CONVERTIBLE BONDS - CONTINUED
 MOODY'S RATINGS (C) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (B) (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Park Ohio Industries, Inc. 7 1/4%,
6/15/04 (a)(d)  - $ 2,000 $ 1,800
TECHNOLOGY - 0.3%
ELECTRONICS - 0.3%
United Microelectronics Corp. euro 1 1/4%,
6/8/04   -  4,663  8,860
TOTAL CONVERTIBLE BONDS
(Cost $12,587)   13,137
REPURCHASE AGREEMENTS - 12.5%
 MATURITY
 AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a
joint trading account at 5.82%
dated 7/31/95 due 8/1/95  $ 376,498  376,437
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,480,005)  $ 3,005,343
FORWARD FOREIGN CURRENCY CONTRACTS
AMOUNTS IN THOUSANDS  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO SELL
 13,298 GBP 9/8/95 $ 21,195 $ 43
(Receivable amount $21,238)
THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
CURRENCY ABBREVIATIONS
GBP - British pound
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Belden & Blake Corp. 12/8/92 $ 788
Park Ohio Industries, Inc.
 7 1/4%, 6/15/04 6/6/94 $ 2,000
Ross Systems 1/4/95 $ 465
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,534,000 or 1.4% of net assets.
6. Purchased on an installment basis. Market value reflects only those payments made through July 31, 1995. The remaining installments aggregating CAD$950,000 and CAD$950,000 are due July 31, 1996 and January 31, 1997,
respectively.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  78.9%
Netherlands   1.2
United Kingdom  4.9
Canada  4.2
Finland  2.1
Sweden  1.4
Others (individually less than 1%)  7.3
TOTAL  100.0%
INCOME TAX INFORMATION
At July 31, 1995, the aggregate cost of investment securities for income tax purposes was $2,480,098,000. Net unrealized appreciation aggregated $525,245,000, of which $640,092,000 related to appreciated investment securities and $114,847,000 related to depreciated investment securities. The fund hereby designates $9,900,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNTS) JULY 31, 1995

ASSETS

Investment in securities, at value (including repurchase                      $ 3,005,343
agreements of $376,437) (cost $2,480,005) -
See accompanying schedule

Cash                                                                           1

Receivable for investments sold                                                51,132

Unrealized appreciation on foreign currency contracts                          43

Receivable for fund shares sold                                                9,637

Dividends receivable                                                           3,729

Interest receivable                                                            87

Other receivables                                                              193

 TOTAL ASSETS                                                                  3,070,165

LIABILITIES

Payable for investments purchased                                 $ 115,482

Payable for closed foreign currency contracts                      1,047

Payable for fund shares redeemed                                   3,764

Accrued management fee                                             1,799

Other payables and accrued expenses                                792

 TOTAL LIABILITIES                                                             122,884

NET ASSETS                                                                    $ 2,947,281

Net Assets consist of:

Paid in capital                                                               $ 2,286,897

Undistributed net investment income                                            23,018

Accumulated undistributed net realized gain (loss) on                          111,817
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                  525,549
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 153,107 shares outstanding                                    $ 2,947,281

NET ASSET VALUE and redemption price per share                                 $19.25
($2,947,281 (divided by) 153,107 shares)

Maximum offering price per share (100/97.00 of $19.25)                         $19.85


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED JULY 31, 1995

INVESTMENT INCOME                                                      $ 26,434
Dividends (including $4,561 received from affiliated
issuers)

Interest                                                                33,139

 TOTAL INCOME                                                           59,573

EXPENSES

Management fee                                              $ 16,310
Basic fee

 Performance adjustment                                      3,787

Transfer agent                                               6,139
Fees

 Redemption fees                                             (1)

Accounting fees and expenses                                 758

Non-interested trustees' compensation                        13

Custodian fees and expenses                                  351

Registration fees                                            146

Audit                                                        69

Legal                                                        14

Interest                                                     1

Miscellaneous                                                54

 Total expenses before reductions                            27,641

 Expense reductions                                          (209)      27,432

NET INVESTMENT INCOME                                                   32,141

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of    178,548
 $21,750 on sales of investments in affiliated issuers)

 Foreign currency transactions                               (2,729)

 Futures contracts                                           138        175,957

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       344,699

 Assets and liabilities in foreign currencies                884        345,583

NET GAIN (LOSS)                                                         521,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 553,681
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          JULY 31,      JULY 31,
                                                          1995          1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,141      $ 10,615
Net investment income

 Net realized gain (loss)                                  175,957       301,603

 Change in net unrealized appreciation (depreciation)      345,583       (55,400)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           553,681       256,818
FROM OPERATIONS

Distributions to shareholders                              (12,296)      (18,316)
From net investment income

 From net realized gain                                    (264,897)     (185,598)

 TOTAL DISTRIBUTIONS                                       (277,193)     (203,914)

Share transactions                                         859,444       562,786
Net proceeds from sales of shares

 Reinvestment of distributions                             271,488       200,318

 Cost of shares redeemed                                   (627,283)     (766,243)

 Redemption fees                                           579           449

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           504,228       (2,690)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  780,716       50,214

NET ASSETS

 Beginning of period                                       2,166,565     2,116,351

 End of period (including undistributed net investment    $ 2,947,281   $ 2,166,565
income of $23,018 and $5,052, respectively)

OTHER INFORMATION
Shares

 Sold                                                      50,657        32,038

 Issued in reinvestment of distributions                   16,520        11,968

 Redeemed                                                  (37,030)      (44,188)

 Net increase (decrease)                                   30,147        (182)


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED JULY 31,

                                  1995                   1994 D    1993      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning of     $ 17.62                $ 17.19   $ 14.94   $ 12.63   $ 10.74
period

Income from Investment
Operations

 Net investment income             .20                    .06       .15       .11       .17 C

 Net realized and unrealized       3.57                   2.15      2.88      2.93      2.09
 gain (loss)

 Total from investment             3.77                   2.21      3.03      3.04      2.26
 operations

Less Distributions                 (.09)                  (.16)     (.10)     (.15)     (.14)
From net investment
income

 From net realized gain            (2.05)                 (1.62)    (.69)     (.60)     (.26)

 Total distributions               (2.14)                 (1.78)    (.79)     (.75)     (.40)

Redemption fees added to           .00                    .00       .01       .02       .03
paid in capital

Net asset value, end of period    $ 19.25                $ 17.62   $ 17.19   $ 14.94   $ 12.63

TOTAL RETURN A, B,                 23.81%                 13.67%    21.32%    25.55%    22.72%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 2,947                $ 2,167   $ 2,116   $ 928     $ 256
(000 omitted)

Ratio of expenses to average       1.11%                  1.13%     1.12%     1.20%     1.36%
net assets

Ratio of expenses to average       1.12%                  1.14%     1.12%     1.20%     1.36%
net assets before expense
reductions

Ratio of net investment            1.31%                  .51%      1.00%     1.27%     2.14%
income to average net
assets

Portfolio turnover rate            65%                    54%       47%       82%       84%


F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
I EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Low Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.5% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The fund's investment adviser FMR, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,258,000 or 0.1% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,703,721,000 and $1,264,163,000, respectively, of which U.S. government and government agency obligations aggregated $98,500,000 and $101,094,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $127,577,000 and $127,715,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .82% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,599,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $421,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the
5. BANK BORROWINGS - CONTINUED
bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $2,656,000. The weighted average interest rate was 6.44%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $209,000 under this arrangement.
7. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
AAF Industries PLC (a)                    $ -      $ -      $ -    $ 538

Aceto Corp.                                673      209      -      -

Aetrium, Inc. (a)                          921      2,316    -      -

Alamco, Inc. (a)                           933      -        -      3,955

Allegheny & Western Energy Corp.           1,959    2,579    -      -

Allied Products Corp.                      1,463    1,147    15     12,105

Allied Research Corp. (a)                  -        1,499    -      976

Allou Health & Beauty Care, Inc.           1,984    863      -      2,237
Class A (a).

America Service Group, Inc. (a)            321      -        -      1,177

American Consumer Products                 -        -        -      592
Corp. (a)

American Educational Products, Inc.        -        51       -      -

American Indemnity Financial Corp.         -        -        49     1,795

AMRE, Inc.                                 -        2,018    -      -

Andover Bancorp, Inc.                      2,353    -        48     7,962

Aran Energy (a)                            -        2,421    -      -

ARI Holdings, Inc. (a)                     78       104      -      1,387

ARK Restaurants Corp. (a)                  -        -        -      2,082

AutoInfo, Inc.                             168      3,051    -      -

Aztec Manufacturing Co.                    -        243      11     1,808

Baldwin Piano & Organ Co. (a)              -        388      -      -

Bank Atlantic Bancorp, Inc.                5,430    -        96     11,941

Bankunited Financial Corp. Class A (a)     -        -        -      898


Banyan Short Term Income Trust             -        -        -      2,121
(SBI) (a)

Banyan Strategic Land Trust (SBI)          -        -        397    4,091

Bel Fuse, Inc. (a)                         1,088    45       -      6,385

Belden & Blake Corp. (a)                   -        1,743    -      -

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Benihana National Corp.            $ -    $ 777   $ -   $ -

Bird Medical Technologies, Inc.     121    943     -     -

BMC Industries, Inc.                -      -       -     -

Brock Exploration Corp.             -      100     -     -

BTU International, Inc. (a)         -      101     -     5,860

Caldwell Partners International             121      -        56     1,677
Class A

Cannon Express, Inc. Class B (a)            179      -        -      3,130

Castle Energy Corp. (a)                     -        152      -      10,715

Cavco Industries, Inc. (a)                  -        79       -      2,584

CB Bancorp, Inc.                            -        676      -      -

CEC Resources Ltd. (a)                      -        -        -      734

Cenit Bancorp, Inc.                         -        469      -      -

Chempower, Inc. (a)                         153      251      -      2,372

Circle Financial Corp.                      -        485      14     -

Circuit Systems, Inc. (a)                   131      320      -      1,747

Cliffs Drilling Co.                         -        2,540    -      -

Coast Distribution System (a)               -        -        -      -

Coastal Bancorp, Inc.                       150      346      -      4,497

Cohu, Inc.                                  675      214      116    29,077

Cold Metal Products, Inc. (a)               194      -        -      3,248

Collective Bancorp, Inc.                    990      -        539    24,410

Columbus Energy Corp.                       -        -        24     1,876

Computalog Ltd. (a)                         578      -        -      2,263

Computer Automation, Inc.                   -        -        -      -

Computer Data Systems, Inc.                 109      366      51     5,250

Concord Fabrics, Inc. Class A (a)           305      96       -      1,304

Consolidated Products, Inc. (a)             135      -        -      9,342

ConVest Energy Corp.                        -        1,657    -      -

Cooperative Bankshares, Inc.                -        1,022    -      -

Core Industries, Inc.                       -        652      32     -

CPAC, Inc.                                  -        1,178    19     -

Cube Energy Corp. (a)                       798      -        -      1,419

Daka International, Inc. (a)                -        839      -      -

Dataflex Corp.                              -        213      -      -

Datron Systems, Inc. (a)                    134      49       -      3,368

Davel Communications Group, Inc. (a)        905      -        -      4,620

Decorator Industries, Inc.                  369      -        22     1,923

Devon Group, Inc. (a)                       -        875      -      23,813

Digital Systems International, Inc. (a)     184      2,376    -      -

DMI Furniture, Inc. (a)                     -        181      -      -

Dreco Energy Services Ltd.                  1,476    -        -      5,573
Class A (a)

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Drew Industries, Inc.           $ 88     $ 1,077   $ -    $ 3,640

DSP Technology, Inc. (a)         -        229       -      890

Durakon Industries, Inc. (a)     4,604    137       -      9,044

EDAC Technologies Corp. (a)      -        434       -      342

Elco Industries, Inc.            1,443    -         265    8,910

Eljer Industries, Inc.           701      715       -      -

Enea Data AB B Free shares       -        -         25     1,179

ENEX Resources Corp.             -        -         29     1,335

Equinox Systems, Inc. (a)                 776      919      -      -

Equitrac Corp. (a)                        90       -        -      950

Exar Corp. (a)                            289      3,885    -      23,514

Federal Screws Works                      117      -        87     2,611

Financial Security Corp.                  -        111      -      -

Finish Line, Inc. Class A (a)             1,278    -        -      4,641

Firstbank Puerto Rico (a)                 6,043    43       -      33,490

First Central Financial Corp.             -        -        -      4,318

First Financial Caribbean Corp.           864      -        3      4,015

First State Financial Services, Inc.      -        1,061    33     -

Foremost Industries, Inc (a)              -        -        -      1,202

FSI International, Inc.                   -        1,760    -      -

Future Now, Inc. (a)                      847      104      -      5,299

Gainsco, Inc.                             1,203    -        18     10,399

GBC Bancorp.                              -        -        153    5,269

G-III Apparel Group Ltd. (a)              156      1,448    -      -

Gehl Co. (a)                              1,088    -        -      4,165

Giant Industries, Inc.                    -        4,098    156    6,038

Global Ocean Carriers Ltd.                -        261      -      -

Government Technology Services,           -        -        -      4,000
Inc. (a)

Ground Round Restaurants, Inc. (a)        131      794      -      -


Harding Associates, Inc. (a)              58       -        -      1,688

Helen of Troy Corp. (a)                   4,854    -        -      13,936

Higgs & Hill PLC                          -        797      56     -

Homeowners Group, Inc.                    -        490      -      -

HPSC, Inc. (a)                            375      8        -      1,630

Huffman Koos, Inc. (a)                    164      -        -      2,841

Inacom Corp. (a)                          415      363      -      8,063

Independence Federal Savings Bank         -        -        24     926

Interface Systems, Inc.                   494      -        66     2,332

Intermetco Ltd.                           -        -        52     1,744

International Jensen, Inc. (a)            -        -        -      4,111

International Recovery Corp.              452      -        117    9,300

Interphase Corp. (a)                      -        1,283    -      4,368

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Intertrans Corp.                         $ -      $ 206    $ 45   $ -

Jean Coutu Group, Inc. Class A            384      -        20     7,890

Keptel, Inc.                              -        1,929    -      -

Key Energy Group, Inc. (a)                1,154    -        -      2,901

Kinark Corp.                              -        2,129    -      -

Lakeview Financial Corp.                  -        -        13     2,375

Laser Industries Ltd. Ord. (a)            1,366    -        -      4,598

Leslie Building Products                  -        354      -      -

LF Bancorp., Inc.                         -        -        26     -

Libbey, Inc.                              289      1,204    253    19,874

Lincoln Foodservice Products, Inc.        -        2,126    -      -

Lund International Holdings, Inc. (a)     -        -        -      9,653

Luria (L.) & Son, Inc. (a)                -        -        -      1,639

M Corp Inc.                               -        -        40     1,630

Mac Frugals Bargains, Inc. (a)            -        2,074    -      26,437

Marion Capital Holdings, Inc.             -        1,068    44     -

Marten Transport Ltd. (a)                 279      -        -      3,162

Medalist Industries, Inc.                 -        869      -      -

Merchants Group, Inc.                     -        1,527    53     3,333

Mercury Air Group                     914      -        2      3,229

Metro Bancshares, Inc.                -        433      -      -

Microlog Corp.                        -        66       -      -

Micronics Computers, Inc. (a)         196      2,319    -      -

Mid South Insurance Co.               -        496      -      -

MFRI, Inc.                            -        700      -      -

Miller Building Systems, Inc.         -        98       -      -

Minntech Corp.                        2,985    -        -      8,129

Napco Security Systems, Inc. (a)      -        72       -      -

NFS Financial Corp.                   -        473      22     -

NView Corp.                           933      1,172    -      -

Old American Stores, Inc. (a)         1,958    -        -      3,976

Oriole Homes Corp. Class B            51       -        108    2,041

Orthofix International (a)            426      -        -      9,261

Orthopedic Technology, Inc. (a)       120      -        -      1,182

OTR Express, Inc.                     80       836      -      -

Paris Business Forms, Inc. (a)        16       17       -      1,822

Patrick Industries, Inc.              981      -        25     8,336

PCI Services, Inc. (a)                614      1,354    -      -

Pe Ben Oilfield Services Ltd. (a)     246      -        -      520

Petroleum Development Corp. (a)       348      -        -      1,309

Polk Audio, Inc. (a)                  -        326      -      -

Poncebank                             964      221      24     4,221

Portec, Inc. (a)                      639      628      -      3,086

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE
Printronix, Inc.                       $ -      $ 457    $ -    $ -

Programming & Systems, Inc. (a)         -        -        -      3

Pubco Corp. (a)                         -        -        -      -

Pulse Engineering, Inc.                 2,082    -        -      4,370

Quality Semiconductor, Inc. (a)         141      -        -      4,319

Quixote Corp.                           878      562      112    6,280

Raytech Corp. (a)                       367      -        -      750

RB&W Corp. (a)                          -        3,161    -      -

Rehabcare Corp. (a)                     2,231    -        -      5,631

Reliability, Inc. (a)                   88       -        -      1,988

Republic Automotive Parts, Inc. (a)     -        991      -      -

Rexon, Inc. (a)                         -        1,196    -      -

Rightchoice Managed Care,               266      -        -      2,708
Inc. Class A (a)

Right Management Consultants,           149      -        -      6,727
Inc. (a)

Riser Foods, Inc. Class A (a)           1,067    -        -      6,158

RLI Corp.                               3,082    -        131    12,407

Roanoke Electric Steel Corp.            1,495    1,761    126    -

Ropak Corp.                             141      423      -      -

SBE, Inc.                               -        541      -      -

Scientific Software Intercomp, Inc.     -        482      -      -

Seattle FilmWorks, Inc. (a)             -        396      -      -

Serv-Tech, Inc. (a)                     395      -        -      3,303

Sevenson Enviromental Services,         916      -        28     2,830
Inc.

Shelter Components Corp.                154      130      12     4,944

Sico, Inc.                              -        551      -      -

Skybox International, Inc.              3,148    7,107    -      -

Slater Industries, Inc. Class B         880      -        -      -

Smalls Oilfield Services Corp. (a)     -        -        -      390

Software Spectrum, Inc. (a)            1,289    1,688    -      6,081

Sound Advice, Inc. (a)                 -        -        -      1,113

Spartech Corp.                         256      562      -      4,604

Speizman Industries, Inc. (a)          131      1,775    -      -

Steel Of West Virginia, Inc. (a)       52       572      -      6,618

Stephan Co.                            260      -        4      3,519

Sterile Concepts Holdings              2,158    -        42     5,468

Stewart Information Services Corp.     15       695      111    10,355

Summit Bancorp., Inc.                  -        -        -      -

Swift Energy Co. (a)                   -        -        -      5,892

Syds-Sonderjylland Holding             1,224    466      -      13,248

Syntellect Inc. (a)                    2,474    68       -      3,320

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATES COST COST INCOME VALUE

Tay Homes PLC                        $ -         $ 707       $ 231     $ 5,010

Terra Mining AB                       -           1,796       77        4,389

Third Finacial Corp.                  -           163         -         -

Toastmaster, Inc.                     955         4,090       125       -

Travel Ports of America (a)           -           -           -         975

Uni Select, Inc.                      -           246         33        4,432

United Video, Inc. (a)                868         214         -         1,643

Universal Health Services, Inc.
Class B (a)                           308         569         -         34,817

U.S. Home Corp. (a)                   -           -           -         -

US Intec, Inc.                        -           808         -         -

USX-Delhi Group                       1,588       -           15        6,600

Utah Medical Products, Inc. (a)       3,339       -           -         12,810

Valley Forge Corp.                    1,711       -           39        3,272

Varlin Corp.                          845         -           49        7,744

Varsity Spirit Corp.                  396         -           16        4,264

Vertex Communications Corp. (a)       934         1,449       -         4,623

Video Display Corp.                   -           177         -         -

Warren Bancorp, Inc.                  -           314         42        1,894

Watsco, Inc. Class A                  -           -           69        5,583

Watsco, Inc. Class B                  -           -           20        1,523

Wedco Technology, Inc.                250         -           -         1,959

Weston (Roy F.), Inc. Class A (a)     110         270         -         1,920

Williams Clayton Energy, Inc. (a)     293         -           -         1,085

Wynn's International, Inc.            -           65          31        -

Zoom Telephonics, Inc. (a)            124         -           -         4,404

TOTALS                               $ 103,611   $ 112,800   $ 4,561   $ 761,619


(a) Non-income producing.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Puritan Trust and the Shareholders of
Fidelity Low-Priced Stock Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Puritan Trust: Fidelity Low-Priced Stock Fund, including the schedule of portfolio investments, as of July 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Puritan Trust: Fidelity Low-Priced Stock Fund as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
September 8, 1995
DISTRIBUTIONS


A total of 3.17% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 10% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Joel Tillinghast, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Fidelity Fifty
Export Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118

 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE